OMB APPROVAL
OMB Number: 3235-0578
Expires: February 28, 2006
Estimated average burden hours per response: 20.00
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08319
ING Partners, Inc.
(Exact name of registrant as specified in charter)
7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices)     (Zip code)
Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-992-0180
Date of fiscal year end:      December 31
Date of reporting period:      September 30, 2005

Item 1. Schedule of Investments
The schedules of investments as of the close of the reporting period are set forth below for:
ING American Century Large Company Value
ING American Century Select Portfolio
ING American Century Small Cap Value Portfolio
ING Baron Small Cap Growth Portfolio
ING Fidelity ® VIP Contrafund ® Portfolio
ING Fidelity ® VIP Equity Income Portfolio
ING Fidelity ® VIP Growth Portfolio
ING Fidelity ® VIP Mid Cap Portfolio
ING Fundamental Research
ING Goldman Sachs ® Capital Growth Portfolio
ING Goldman Sachs ® Core Equity Portfolio
ING JPMorgan Fleming International Portfolio
ING JPMorgan Mid Cap Value Portfolio
ING MFS Capital Opportunities Portfolio
ING Oppenheimer Global Portfolio
ING Oppenheimer Strategic Income Portfolio
ING OpCap Balanced Value Portfolio
ING PIMCO Total Return Portfolio
ING Salomon Brothers Aggressive Growth Portfolio
ING Salomon Brothers Fundamental Value Portfolio
ING Salomon Brothers Large Cap Growth Portfolio
ING Solution 2015
ING Solution 2025
ING Solution 2035
ING Solution 2045
ING Solution Income
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING T. Rowe Price Growth Equity Portfolio
ING UBS U.S. Large Cap Equity Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Equity and Income Portfolio
The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 94.7%
		Aerospace/Defense: 0.6%
8,700		Northrop Grumman Corp.	$472,845

			472,845

		Agriculture: 1.5%
16,300		Altria Group, Inc.	1,201,473

			1,201,473

		Apparel: 1.3%
12,800		Liz Claiborne, Inc.	503,296
9,200		VF Corp.	533,324

			1,036,620

		Auto Manufacturers: 1.4%
11,900	L	General Motors Corp.	364,259
7,800	@@, L	Toyota Motor Corp. ADR	720,486

			1,084,745

		Auto Parts & Equipment: 0.5%
10,500	L	Lear Corp.	356,685

			356,685

		Banks: 11.1%
65,900	L	Bank of America Corp.	2,774,390
11,400	L	National City Corp.	381,216
12,900	L	PNC Financial Services Group, Inc.	748,458
22,500		The Bank of New York Co., Inc.	661,725
36,200		U.S. Bancorp	1,016,496
24,900		Wachovia Corp.	1,184,991
33,400		Wells Fargo & Co.	1,956,238

			8,723,514

		Beverages: 2.4%
16,900		Coca-Cola Co.	729,911
8,100	L	Molson Coors Brewing Co.	518,481
22,200	L	Pepsi Bottling Group, Inc.	633,810

			1,882,202

		Chemicals: 1.8%
14,900		E.I. Du Pont de Nemours & Co.	583,633
14,100		PPG Industries, Inc.	834,579

			1,418,212

		Commercial Services: 0.7%
14,700		R.R. Donnelley & Sons Co.	544,929

			544,929

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 4.2%
13,400	@, L	Computer Sciences Corp.	$633,954
54,600		Hewlett-Packard Co.	1,594,320
13,000		International Business Machines Corp.	1,042,860

			3,271,134

		Cosmetics/Personal Care: 0.3%
7,400	L	Avon Products, Inc.	199,800

			199,800

		Diversified Financial Services: 11.0%
81,600		Citigroup, Inc.	3,714,432
43,300		Freddie Mac	2,444,718
20,700		Merrill Lynch & Co.	1,269,945
23,700		Morgan Stanley	1,278,378

			8,707,473

		Electric: 3.3%
21,800		Exelon Corp.	1,164,992
20,600	L	NiSource, Inc.	499,550
29,800		PPL Corp.	963,434

			2,627,976

		Environmental Control: 0.7%
19,500		Waste Management, Inc.	557,895

			557,895

		Investment Companies: 1.4%
9,100	L	SPDR Trust Series 1	1,119,664

			1,119,664

		Food: 3.3%
17,900		HJ Heinz Co.	654,066
36,900	@	Kroger Co.	759,771
22,500	L	Sara Lee Corp.	426,375
10,700	@@	Unilever NV	764,515

			2,604,727

		Forest Products & Paper: 1.4%
15,700	L	Weyerhauser Co.	1,079,375

			1,079,375

		Healthcare — Products: 1.5%
7,000		Baxter International, Inc.	279,090
14,500		Johnson & Johnson	917,560

			1,196,650

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare — Services: 0.5%
8,400	L	HCA, Inc.	$402,528

			402,528

		Home Furnishings: 0.2%
2,000	L	Whirlpool Corp.	151,540

			151,540

		Housewares: 0.6%
22,400	L	Newell Rubbermaid, Inc.	507,360

			507,360

		Insurance: 6.7%
19,500		Allstate Corp.	1,078,155
17,200		American International Group, Inc.	1,065,712
12,500		Hartford Financial Services Group, Inc.	964,625
8,300		Loews Corp.	767,003
12,400		Marsh & McLennan Cos., Inc.	376,836
6,600		MGIC Investment Corp.	423,720
11,000		Torchmark Corp.	581,130

			5,257,181

		Iron/Steel: 0.4%
4,800		Nucor Corp.	283,152

			283,152

		Machinery — Diversified: 0.6%
8,300		Deere & Co.	507,960

			507,960

		Media: 3.3%
13,000		Gannett Co.	894,790
73,500		Time Warner, Inc.	1,331,085
11,400	L	Viacom, Inc.	376,314

			2,602,189

		Mining: 0.7%
22,100		Alcoa, Inc.	539,682

			539,682

		Miscellaneous Manufacturing: 4.5%
14,300		Dover Corp.	583,297
27,100		General Electric Co.	912,457
17,600	@@	Ingersoll-Rand Co.	672,848
8,200		Parker Hannifin Corp.	527,342
31,000	@@, L	Tyco International Ltd.	863,350

			3,559,294

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Office/Business Equipment: 0.7%
41,700	@, L	Xerox Corp.	$569,205

			569,205

		Oil & Gas: 11.3%
25,600		Chevron Corp.	1,657,088
24,100		ConocoPhillips	1,684,831
54,100		Exxon Mobil Corp.	3,437,514
32,500	@@	Royal Dutch Shell PLC ADR	2,133,300

			8,912,733

		Pharmaceuticals: 4.3%
20,900		Abbott Laboratories	886,160
20,500		Bristol-Myers Squibb Co.	493,230
11,700		Merck & Co., Inc.	318,357
32,800		Pfizer, Inc.	819,016
19,000		Wyeth	879,130

			3,395,893

		Retail: 3.0%
23,100		Dollar General Corp.	423,654
24,600		Gap, Inc.	428,778
33,100		McDonald’s Corp.	1,108,519
10,100		Wal-Mart Stores, Inc.	442,582

			2,403,533

		Savings & Loans: 1.3%
26,300	L	Washington Mutual, Inc.	1,031,486

			1,031,486

		Semiconductors: 0.8%
24,300		Intel Corp.	598,995

			598,995

		Software: 2.4%
12,600	@	Fiserv, Inc.	577,962
50,600		Microsoft Corp.	1,301,938

			1,879,900

		Telecommunications: 4.4%
10,300		AT&T Corp.	203,940
21,400	@, L	Avaya, Inc.	220,420
31,700		BellSouth Corp.	833,710
40,800	L	SBC Communications, Inc.	977,976
26,500		Sprint Corp. — FON Group	630,170
18,400		Verizon Communications, Inc.	601,496

			3,467,712

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares		Value

	Transportation: 0.6%
12,400	Norfolk Southern Corp.	502,944

		502,944

	Total Common Stock
	(Cost $69,626,800)	74,659,206

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

Short-Term Investment: 16.2%
		Securities Lending Collateralcc 16.2%
$12,795,665		The Bank of New York Institutional Cash Reserves Fund		$12,795,665

		Total Securities Lending Collateral
		(Cost $12,795,665)		12,795,665

		Total Short-Term Investments
		(Cost $12,795,665)		12,795,665

		Total Investments in Securities
		(Cost $82,422,465)*	110.9%	$87,454,871
		Other Assets and Liabilities, Net	(10.9)	(8,598,430)

		Net Assets	100.0%	$78,856,441

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $82,585,182.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$6,410,338
		Gross Unrealized Depreciation		(1,540,649)

		Net Unrealized Appreciation		$4,869,689

PORTFOLIO OF INVESTMENTS
ING American Century Select Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.3%
		Beverages: 4.1%
101,140	L	Anheuser-Busch Cos., Inc.	$4,353,066
105,300		Coca-Cola Co.	4,547,907
103,641	@@	Diageo PLC	1,495,888
138,150		PepsiCo, Inc.	7,834,486

			18,231,347

		Biotechnology: 3.4%
191,810	@	Amgen, Inc.	15,281,503

			15,281,503

		Commercial Services: 12.3%
138,960	@, L	Apollo Group, Inc.	9,225,554
459,039		Aramark Corp.	12,260,932
20,240	@, L	CoStar Group, Inc.	945,613
3,858,500	@@	Hopewell Highway Infrastructure Ltd.	2,735,555
68,570	@, L	Iron Mountain, Inc.	2,516,519
208,970		Paychex, Inc.	7,748,608
340,170	@, L	Weight Watchers Intl., Inc.	17,545,968
3,138,000	@@	Zhejiang Expressway Co. Ltd.	2,210,196

			55,188,945

		Computers: 1.5%
200,678	@	Dell, Inc.	6,863,188

			6,863,188

		Cosmetics/Personal Care: 6.0%
296,122	L	Avon Products, Inc.	7,995,294
23,730		Colgate-Palmolive Co.	1,252,707
98,810	L	Estee Lauder Cos., Inc.	3,441,552
66,800		Gillette Co.	3,887,760
170,620	L	Procter & Gamble Co.	10,145,065

			26,722,378

		Diversified Financial Services: 4.7%
168,440		Citigroup, Inc.	7,667,389
244,940		SLM Corp.	13,138,581

			20,805,970

		Electronics: 1.8%
295,576	@@	Koninklijke Philips Electronics NV	7,904,841

			7,904,841

		Entertainment: 1.0%
168,360	L	International Game Technology	4,545,720

			4,545,720

PORTFOLIO OF INVESTMENTS
ING American Century Select Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Food: 1.5%
22,941	@@	Nestle SA	$6,765,599

			6,765,599

		Healthcare-Products: 8.2%
116,320	@	Boston Scientific Corp.	2,718,398
254,340		Johnson & Johnson	16,094,636
174,450		Medtronic, Inc.	9,354,010
53,840	L	Stryker Corp.	2,661,311
46,530	@, L	Varian Medical Systems, Inc.	1,838,400
55,070	@, L	Zimmer Holdings, Inc.	3,793,772

			36,460,527

		Healthcare-Services: 4.0%
321,980		UnitedHealth Group, Inc.	18,095,276

			18,095,276

		Holding Companies-Diversified: 0.2%
421,279	@@	China Merchants Holdings Intl. Co. Ltd.	948,281

			948,281

		Household Products/Wares: 0.6%
113,388	L	Yankee Candle Co., Inc.	2,778,006

			2,778,006

		Insurance: 8.0%
10,410		AMBAC Financial Group, Inc.	750,145
274,190		American Intl. Group, Inc.	16,988,812
83,720	@@	Axis Capital Holdings Ltd.	2,386,857
96	@	Berkshire Hathaway, Inc. — Class A	7,872,000
2,884	@	Berkshire Hathaway, Inc. — Class B	7,876,204

			35,874,018

		Internet: 6.6%
95,000	@, L	Amazon.com, Inc.	4,303,500
286,590	@	eBay, Inc.	11,807,508
201,795	@, L	Expedia, Inc.	3,997,559
201,795	@, L	IAC/InterActiveCorp.	5,115,503
74,480	@, L	Symantec Corp.	1,687,717
81,370	@, L	Yahoo!, Inc.	2,753,561

			29,665,348

		Leisure Time: 2.8%
149,360	L	Carnival Corp.	7,465,013
102,060		Harley-Davidson, Inc.	4,943,786

			12,408,799

PORTFOLIO OF INVESTMENTS
ING American Century Select Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 0.6%
49,666	@@, L	Four Seasons Hotels, Inc.	$2,850,828

			2,850,828

		Media: 0.4%
53,230		Viacom, Inc.	1,757,122

			1,757,122

		Miscellaneous Manufacturing: 4.0%
63,140		3M Co.	4,631,950
209,530		General Electric Co.	7,054,876
220,240	@@, L	Tyco Intl. Ltd.	6,133,684

			17,820,510

		Oil and Gas: 0.1%
9,190		Exxon Mobil Corp.	583,933

			583,933

		Pharmaceuticals: 7.3%
88,510		Eli Lilly & Co.	4,737,055
130,200	@, L	Forest Laboratories, Inc.	5,073,894
84,740	@@	Novartis AG	4,327,535
241,900		Pfizer, Inc.	6,040,243
378,990	@@, L	Teva Pharmaceutical Industries Ltd. ADR	12,665,846

			32,844,573

		Retail: 5.2%
173,260	@, L	Cabela’s Inc	3,182,786
83,900		Home Depot, Inc.	3,199,946
20,230		Lowe’s Cos., Inc.	1,302,812
352,600		Wal-Mart Stores, Inc.	15,450,932

			23,136,476

		Semiconductors: 1.6%
27,970	L	Analog Devices, Inc.	1,038,806
200,290	L	Applied Materials, Inc.	3,396,918
74,030		Linear Technology Corp.	2,782,788

			7,218,512

		Software: 7.5%
29,230	@, L	Electronic Arts, Inc.	1,662,895
235,670		First Data Corp.	9,426,800
84,420	@, L	Intuit, Inc.	3,782,860
653,860		Microsoft Corp.	16,823,817
159,830	@	Oracle Corp.	1,980,294

			33,676,666

PORTFOLIO OF INVESTMENTS
ING American Century Select Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 3.2%
320,310	@	Cisco Systems, Inc.	$5,743,158
96,240		QUALCOMM, Inc.	4,306,740
179,452		Sprint Corp.	4,267,369

			14,317,267

		Textiles: 1.3%
137,380	L	Cintas Corp.	5,639,449

			5,639,449

		Transportation: 0.4%
26,960	L	United Parcel Service, Inc.	1,863,745

			1,863,745

		Total Common Stock
		(Cost $428,704,309)	440,248,827

PORTFOLIO OF INVESTMENTS
ING American Century Select Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 12.5%
		Securities Lending CollateralCC: 12.5%
$55,805,623		The Bank of New York Institutional Cash Reserves Fund		$55,805,623

		Total Short-Term Investments
		(Cost $55,805,623)		55,805,623

		Total Investments In Securities
		(Cost $484,509,932)*	110.8%	$496,054,450
		Other Assets and Liabilities—Net	(10.8)	(48,392,333)

		Net Assets	100.0%	$447,662,117

		Certain foreign securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $487,000,710.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$23,484,507
		Gross Unrealized Depreciation		(14,430,767)

		Net Unrealized Appreciation		$9,053,740

At September 30, 2005 the following forward foreign currency contracts were outstanding for the ING American Century Select Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)

			USD
Swiss Franc
CHF 299,890	Buy	10/31/05	231,961	233,258	1,297
British Pound Sterling
GBP 6,502	Buy	10/31/05	11,461	11,496	35
British Pound Sterling
GBP 5,416	Buy	10/31/05	9,546	9,576	30
Swiss Franc
CHF 14,563,961	Sell	10/31/05	11,276,081	11,328,009	(51,928)
Euro
EUR 1,419,241	Sell	10/31/05	1,707,830	1,713,728	(5,898)
Euro
EUR 1,256,907	Sell	10/31/05	1,513,129	1,517,709	(4,580)
Euro
EUR 2,558,704	Sell	10/31/05	3,079,503	3,089,625	(10,122)
British Pound Sterling
GBP 387,869	Sell	10/31/05	683,242	685,783	(2,541)
British Pound Sterling
GBP 465,614	Sell	10/31/05	820,473	823,244	(2,771)

					(76,478)

PORTFOLIO OF INVESTMENTS
ING American Century Small Cap Value Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 95.2%
		Advertising: 0.2%
6,200		ADVO, Inc.	$193,998

			193,998

		Aerospace/Defense: 1.0%
6,400	@	Alliant Techsystems, Inc.	477,760
7,600		Curtiss-Wright Corp.	468,996

			946,756

		Airlines: 0.3%
9,800		Skywest, Inc.	262,836

			262,836

		Apparel: 1.2%
6,100	@, L	Columbia Sportswear Co.	283,040
8,800	L	Kellwood Co.	227,480
10,400		Reebok Intl. Ltd.	588,328

			1,098,848

		Auto Parts & Equipment: 1.1%
16,200		ArvinMeritor, Inc.	270,864
26,100	L	Cooper Tire & Rubber Co.	398,547
5,400	L	Lear Corp.	183,438
7,900		Superior Industries Intl., Inc.	170,008

			1,022,857

		Banks: 6.2%
12,400		Bancorpsouth, Inc.	283,340
11,845		Chemical Financial Corp.	384,963
17,600		Chittenden Corp.	466,576
7,600	L	Cullen/Frost Bankers, Inc.	374,984
7,200	L	First Financial Bancorp	133,920
11,100	L	Fulton Financial Corp.	185,925
5,500	L	Investors Financial Services Corp.	180,950
6,200		Pacific Capital Bancorp	206,398
5,400		Provident Bankshares Corp.	187,812
16,400		Sky Financial Group, Inc.	461,004
22,200	L	South Financial Group, Inc.	595,848
19,200		Sterling Bancshares, Inc.	282,432
25,900		Susquehanna Bancshares, Inc.	622,636
22,400		TCF Financial Corp.	599,200
4,100		Webster Financial Corp.	184,336
15,200		Wilmington Trust Corp.	554,040

			5,704,364

		Building Materials: 0.2%
8,400	@, L	Trex Co., Inc.	201,600

			201,600

PORTFOLIO OF INVESTMENTS
ING American Century Small Cap Value Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Chemicals: 4.0%
15,900		Engelhard Corp.	$443,769
31,100		Ferro Corp.	569,752
5,400	@	FMC Corp.	308,988
6,200		HB Fuller Co.	192,696
6,500	L	Minerals Technologies, Inc.	371,865
26,500	L	Olin Corp.	503,235
54,100		Sensient Technologies, Inc.	1,025,195
16,300		UAP Holding Corp.	295,030

			3,710,530

		Coal: 0.4%
12,600	@, L	Alpha Natural Resources, Inc.	378,504

			378,504

		Commercial Services: 3.2%
17,600		ABM Industries, Inc.	366,256
7,400		Banta Corp.	376,586
15,100	L	Kelly Services, Inc.	462,966
12,600	L	MAXIMUS, Inc.	450,450
4,300	@, I	MedQuist, Inc.	53,320
32,500	@, L	Parexel Intl. Corp.	652,925
9,100	@, L	Valassis Communications, Inc.	354,718
10,300		Watson Wyatt & Co. Holdings	277,585

			2,994,806

		Computers: 2.2%
12,600	@, L	Electronics for Imaging	289,044
11,300		Imation Corp.	484,431
53,400	@, L	Perot Systems Corp.	755,610
4,600		Reynolds & Reynolds Co.	126,086
20,600	@	Synopsys, Inc.	389,340

			2,044,511

		Distribution/Wholesale: 1.1%
14,500		Hughes Supply, Inc.	472,700
9,400		Owens & Minor, Inc.	275,890
5,900	@	United Stationers, Inc.	282,374

			1,030,964

		Diversified Financial Services: 1.9%
4,900	@, L	Asset Acceptance Capital Corp.	146,853
27,800	@@, L	Lazard Ltd.	703,340
19,400	@	Piper Jaffray Cos.	579,284
19,100		Waddell & Reed Financial, Inc.	369,776

			1,799,253

PORTFOLIO OF INVESTMENTS
ING American Century Small Cap Value Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 1.9%
18,700	L	Empire District Electric Co.	$427,669
27,000	L	Idacorp, Inc.	813,510
22,600		Westar Energy, Inc.	545,338

			1,786,517

		Electrical Components & Equipment: 0.7%
10,600		Belden CDT, Inc.	205,958
14,000	@	Littelfuse, Inc.	393,820

			599,778

		Electronics: 1.9%
3,500	@	Avnet, Inc.	85,575
15,400	@, L	Benchmark Electronics, Inc.	463,848
2,700	@	Coherent, Inc.	79,056
15,100		Methode Electronics, Inc.	173,952
34,200	@	Paxar Corp.	576,270
31,300	@, L	Vishay Intertechnology, Inc.	374,035

			1,752,736

		Engineering & Construction: 0.8%
3,400	@, L	EMCOR Group, Inc.	201,620
15,200		Granite Construction, Inc.	581,248

			782,868

		Environmental Control: 0.3%
17,000	@, L	Tetra Tech, Inc.	285,940

			285,940

		Food: 1.2%
13,000	L	American Italian Pasta Co.	138,580
24,000		Corn Products Intl., Inc.	484,080
8,600	@, L	Performance Food Group Co.	271,416
4,300		Ralcorp Holdings, Inc.	180,256

			1,074,332

		Gas: 1.7%
6,300		AGL Resources, Inc.	233,793
5,900	L	Northwest Natural Gas Co.	219,598
12,700	L	Southwest Gas Corp.	347,853
24,800		WGL Holdings, Inc.	796,824

			1,598,068

		Hand/Machine Tools: 1.4%
11,600	L	Kennametal, Inc.	568,864
8,600		Regal-Beloit Corp.	278,984
13,000		Snap-On, Inc.	469,560

			1,317,408

PORTFOLIO OF INVESTMENTS
ING American Century Small Cap Value Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare — Products: 1.4%
5,800	L	Arrow International, Inc.	$163,560
12,600		Dade Behring Holdings, Inc.	461,916
7,200	@, @@	Orthofix Intl. NV	313,920
8,900	@	Osteotech, Inc.	50,997
10,800		Steris Corp.	256,932

			1,247,325

		Healthcare — Services: 1.9%
22,400	@, L	Alliance Imaging, Inc.	191,520
9,000	@, L	Apria Healthcare Group, Inc.	287,190
10,000	@	Community Health Systems, Inc.	388,100
9,200	@, L	Molina Healthcare, Inc.	229,908
2,500	@	Pediatrix Medical Group, Inc.	192,050
9,400		Universal Health Services, Inc.	447,722

			1,736,490

		Home Builders: 0.7%
3,300	L	Beazer Homes USA, Inc.	193,611
3,600		Standard Pacific Corp.	149,436
10,000	@, L	WCI Communities, Inc.	283,700

			626,747

		Home Furnishings: 0.7%
21,300		Ethan Allen Interiors, Inc.	667,755

			667,755

		Household Products/Wares: 0.6%
3,700	@	Central Garden & Pet Co.	167,425
11,100		Ennis, Inc.	186,480
7,000		WD-40 Co.	185,570

			539,475

		Housewares: 0.2%
10,400		Libbey, Inc.	158,080

			158,080

		Insurance: 6.0%
5,200		AmerUs Group Co.	298,324
12,300	@@, L	Aspen Insurance Holdings Ltd.	363,465
7,900		Delphi Financial Group, Inc.	369,720
37,700		HCC Insurance Holdings, Inc.	1,075,581
7,800		Hilb Rogal & Hamilton Co.	291,096
8,500	L	Horace Mann Educators Corp.	168,130
28,400	@	National Atlantic Holdings Corp.	329,440
30,300	@@, L	Platinum Underwriters Holdings Ltd.	905,667
4,900		PMI Group, Inc.	195,363
6,300	@, L	Proassurance Corp.	294,021
7,700		Protective Life Corp.	317,086

PORTFOLIO OF INVESTMENTS
ING American Century Small Cap Value Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 6.0% (continued)
11,700	@@	Scottish Re Group Ltd.	$278,928
4,800	@	Triad Guaranty, Inc.	188,256
9,500	L	United Fire & Casualty Co.	428,545

			5,503,622

		Internet: 1.2%
7,800	@, L	Internet Security Systems, Inc.	187,278
3,800	@, L	ProQuest Co.	137,560
47,500	@	TIBCO Software, Inc.	397,100
33,700	@	Verity, Inc.	357,894

			1,079,832

		Investment Companies: 5.9%
22,400	L	iShares Russell 2000 Index Fund	1,487,136
36,200	L	iShares Russell 2000 Value Index Fund	2,386,666
19,300	L	iShares S&P SmallCap 600/BARRA Value Index Fund	1,235,393
9,200		Medallion Financial Corp.	91,172
20,600		Patriot Capital Funding, Inc.	283,044

			5,483,411

		Iron/Steel: 0.5%
8,000	L	Reliance Steel & Aluminum Co.	423,440

			423,440

		Lodging: 0.2%
23,200	@	La Quinta Corp.	201,608

			201,608

		Machinery — Diversified: 2.1%
10,500		Albany International Corp.	387,135
28,900		Briggs & Stratton Corp.	999,651
9,600	@	Kadant, Inc.	192,576
8,300		Nordson Corp.	315,649
3,500	L	Tecumseh Products Co.	75,320

			1,970,331

		Media: 1.4%
18,800		Hearst-Argyle Television, Inc.	482,972
36,700		Journal Communications, Inc.	546,830
6,100		Liberty Corp.	286,029

			1,315,831

		Metal Fabricate/Hardware: 1.9%
30,800	L	Kaydon Corp.	875,028
2,900		Quanex Corp.	192,038
9,600		Timken Co.	284,448
17,900	L	Worthington Industries, Inc.	376,437

			1,727,951

PORTFOLIO OF INVESTMENTS
ING American Century Small Cap Value Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Mining: 0.2%
8,100	L	Compass Minerals Intl., Inc.	$186,300

			186,300

		Miscellaneous Manufacturing: 3.8%
21,200	L	A.O. Smith Corp.	604,200
9,000	@	Applied Films Corp.	189,000
13,400		Aptargroup, Inc.	667,454
7,500		Brink’s Co.	307,950
16,000		Crane Co.	475,840
24,200	@, L	Griffon Corp.	595,320
11,100		Lancaster Colony Corp.	477,300
9,100	@	Reddy Ice Holdings, Inc.	186,641

			3,503,705

		Oil & Gas: 4.0%
13,800	@, L	Cimarex Energy Co.	625,554
5,000	@	Encore Acquisition Co.	194,250
6,600	@	Forest Oil Corp.	343,860
13,700	L	Helmerich & Payne, Inc.	827,343
4,600	@, L	Plains Exploration & Production Co.	196,972
3,500	@	Spinnaker Exploration Co.	226,415
5,200		St. Mary Land & Exploration Co.	190,320
12,400	@	Unit Corp.	685,472
11,000	L	W&T Offshore, Inc.	356,730

			3,646,916

		Oil & Gas Services: 3.4%
7,300	@, L	Cal Dive Intl., Inc.	462,893
7,100	@, L	Cooper Cameron Corp.	524,903
22,000	@, L	Global Industries Ltd.	324,280
5,000	@	Hornbeck Offshore Services, Inc.	183,150
61,600	@	Key Energy Services, Inc.	913,528
3,400	@	Lone Star Technologies	189,006
6,300		Tidewater, Inc.	306,621
6,200	@, L	W-H Energy Services, Inc.	201,004

			3,105,385

		Packaging & Containers: 1.7%
41,300		Bemis Co.	1,020,110
19,500		Sonoco Products Co.	532,545

			1,552,655

		Pharmaceuticals: 0.4%
8,100	@, L	Par Pharmaceutical Cos., Inc.	215,622
13,900	L	Perrigo Co.	198,909

			414,531

PORTFOLIO OF INVESTMENTS
ING American Century Small Cap Value Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pipelines: 0.3%
5,300		Western Gas Resources, Inc.	$271,519

			271,519

		Real Estate Investment Trust: 4.1%
19,700		American Financial Realty Trust	279,740
6,500	L	BRE Properties	289,250
23,900	L	Commercial Net Lease Realty	478,000
21,900		Getty Realty Corp.	630,282
11,700	L	Healthcare Realty Trust, Inc.	469,638
19,600		Highland Hospitality Corp.	201,096
10,900		Liberty Property Trust	463,686
6,400		Mack-Cali Realty Corp.	287,616
12,000		Maguire Properties, Inc.	360,600
11,600		Realty Income Corp.	277,356

			3,737,264

		Retail: 7.6%
7,600	L	Bob Evans Farms, Inc.	172,596
25,700		Borders Group, Inc.	569,769
11,700	L	Casey’s General Stores, Inc.	271,440
6,600		Cato Corp.	131,538
5,200		CBRL Group, Inc.	175,032
20,300	@	CEC Entertainment, Inc.	644,728
25,800		Christopher & Banks Corp.	357,846
30,100	L	Fred’s, Inc.	376,551
24,400	@, L	HOT Topic, Inc.	374,784
12,200	@, L	J. Jill Group, Inc.	193,004
24,300	L	Kenneth Cole Productions, Inc.	663,147
29,100	@, L	Linens ‘N Things, Inc.	776,970
15,000	L	Outback Steakhouse, Inc.	549,000
41,300	L	Pier 1 Imports, Inc.	465,451
5,700		Ruby Tuesday, Inc.	124,032
18,800	L	Talbots, Inc.	562,496
23,300	@, L	Zale Corp.	633,294

			7,041,678

		Savings & Loans: 1.8%
27,800		Flagstar Bancorp, Inc.	447,580
6,600		MAF Bancorp, Inc.	270,600
40,700		Washington Federal, Inc.	918,192

			1,636,372

		Semiconductors: 1.2%
33,100	@, L	Mattson Technology, Inc.	248,581
5,600	@	QLogic Corp.	191,520
13,900	@	Rudolph Technologies, Inc.	187,233
18,400	@, L	Skyworks Solutions, Inc.	129,168
8,600	@, L	Varian Semiconductor Equipment Associates, Inc.	364,382

			1,120,884

PORTFOLIO OF INVESTMENTS
ING American Century Small Cap Value Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Software: 4.4%
18,700	@	Compuware Corp.	$177,650
17,337	@	Dendrite Intl., Inc.	348,300
29,400	W, L	MoneyGram Intl., Inc.	638,274
7,500	@	MRO Software, Inc.	126,300
90,200	@, L	Parametric Technology Corp.	628,694
81,300	@, L	Sybase, Inc.	1,904,046
18,300	@, L	Ulticom, Inc.	201,849

			4,025,113

		Telecommunications: 1.2%
31,300	@	Adaptec, Inc.	119,879
32,600	@	Aeroflex, Inc.	305,136
17,100	@	Andrew Corp.	190,665
7,200	L	Commonwealth Telephone Enterprises, Inc.	271,440
20,400	@	EFJ, Inc.	209,916

			1,097,036

		Textiles: 0.6%
14,300		G&K Services, Inc.	563,277

			563,277

		Transportation: 2.9%
7,200	L	Alexander & Baldwin, Inc.	383,328
11,100	L	Arkansas Best Corp.	387,057
27,800	@@, L	Arlington Tankers Ltd.	651,354
23,500		Heartland Express, Inc.	477,990
5,400		Ryder System, Inc.	184,788
33,500		Werner Enterprises, Inc.	579,215

			2,663,732

		Total Common Stock
		(Cost $83,025,048)	87,835,739

Preferred Stock: 0.3%
		Banks: 0.0%
1,000	@, C	MB Financial Capital Trust I	25,900

			25,900

		Insurance: 0.3%
6,200	@	Phoenix Cos., Inc.	220,224

			220,224

		Real Estate Investment Trust: 0.0%
1,000	@, C	Mills Corp.	26,150

			26,150

		Total Preferred Stock
		(Cost $264,244)	272,274

		Total Long-Term Securities
		(Cost $83,289,292)	88,108,013

PORTFOLIO OF INVESTMENTS
ING American Century Small Cap Value Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

Short-Term Investment: 25.2%
		Securities Lending Collateralcc 25.2%
$23,272,847		The Bank of New York Institutional Cash Reserves Fund		$23,272,847

		Total Securities Lending Collateral
		(Cost $23,272,847)		23,272,847

		Total Short-Term Investments
		(Cost $23,272,847)		23,272,847

		Total Investments in Securites
		(Cost $106,562,139)*	120.7%	$111,380,860
		Other Assets and Liabilities, Net	(20.7)	(19,113,208)

		Net Assets	100.0%	$92,267,652

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	C	Bond may be called prior to maturity date.
	W	When-issued or delayed delivery security.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $107,171,535.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$6,979,609
		Gross Unrealized Depreciation		(2,770,284)

		Net Unrealized Appreciation		$4,209,325

Illiquid Securities

Pursuant to guidelines adopted by the Portfolio’s Board the following security has been deemed to be illiquid. ING American Century Small Cap Value Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase.

		Initial
	Shares/Par	Acquisition			Percent of
Security	Value	Date	Cost	Value	Net Assets
MedQuist, Inc.	4,300	4/29/2004	$53,354	$53,320	0.1%

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 92.9%
		Advertising: 1.6%
15,000	@, L	Getty Images, Inc.	$1,290,600
100,000		Harte-Hanks, Inc.	2,643,000
10,000	@	R.H. Donnelley Corp.	632,600

			4,566,200

		Airlines: 0.6%
90,000	@, L	JetBlue Airways Corp.	1,584,000

			1,584,000

		Apparel: 2.2%
100,000	@, L	Carter’s, Inc.	5,680,000
10,000		Polo Ralph Lauren Corp.	503,000

			6,183,000

		Banks: 5.2%
80,000		Amegy Bancorp, Inc.	1,810,400
50,000	L	Cathay General Bancorp	1,773,000
80,000		Center Financial Corp.	1,880,000
50,000		Central Pacific Financial Corp.	1,759,000
125,000		First Republic Bank	4,403,750
150,000		UCBH Holdings, Inc.	2,748,000

			14,374,150

		Beverages: 0.4%
40,000	@, L	Peet’s Coffee & Tea, Inc.	1,224,800

			1,224,800

		Biotechnology: 0.5%
32,000	@	Charles River Laboratories International, Inc.	1,395,840

			1,395,840

		Building Materials: 1.7%
15,000		Eagle Materials, Inc.	1,820,550
25,000		Eagle Materials, Inc. — Class B	2,892,500

			4,713,050

		Chemicals: 0.9%
100,000	@	Symyx Technologies	2,612,000

			2,612,000

		Commercial Services: 14.0%
70,000		Chemed Corp.	3,033,800
50,500	@, W	ChoicePoint, Inc.	2,180,085
100,000	@, L	CoStar Group, Inc.	4,672,000
325,000	@, L	DeVry, Inc.	6,191,250

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Commercial Services: 14.0% (continued)
150,000	@	Education Management Corp.	$4,836,000
120,000		Gevity HR, Inc.	3,268,800
50,000	@	Hewitt Associates, Inc.	1,364,000
40,000	@	LECG Corp.	920,000
85,000	@, L	Morningstar, Inc.	2,720,000
100,000	@	PRA International	3,031,000
125,000	@, L	Senomyx, Inc.	2,128,750
25,000	L	Strayer Education, Inc.	2,363,000
64,000	@, L	Universal Technical Institute, Inc.	2,279,040

			38,987,725

		Computers: 2.0%
60,000	@	Anteon International Corp.	2,565,600
65,000	@, L	Kronos, Inc.	2,901,600

			5,467,200

		Diversified Financial Services: 5.7%
140,000		Cohen & Steers, Inc.	2,800,000
175,000	L	First Marblehead Corp.	4,445,000
16,000		GAMCO Investors, Inc.	733,600
100,000	@	International Securities Exchange, Inc.	2,340,000
125,000		Jefferies Group, Inc.	5,443,750

			15,762,350

		Electric: 1.0%
100,000	L	ITC Holdings Corp.	2,898,000

			2,898,000

		Entertainment: 3.7%
117,700	@, L	Great Wolf Resorts, Inc.	1,217,018
100,000	@, L	Isle of Capri Casinos, Inc.	2,138,000
50,000	@	Scientific Games Corp.	1,550,000
160,000	@, L	Shuffle Master, Inc.	4,228,800
45,000	@	Vail Resorts, Inc.	1,293,750

			10,427,568

		Food: 0.9%
60,000	@	Ralcorp Holdings, Inc.	2,515,200

			2,515,200

		Gas: 0.8%
88,200	@	Southern Union Co.	2,272,914

			2,272,914

		Healthcare — Products: 4.7%
80,000	@	Edwards Lifesciences Corp.	3,552,800
75,000	@	Gen-Probe, Inc.	3,708,750
14,000	@	Inamed Corp.	1,059,520
35,000	@	Intuitive Surgical, Inc.	2,565,150
70,000	@, L	Kensey Nash Corp.	2,146,200

			13,032,420

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare — Services: 5.3%
120,000	@	Ameri Group Corp.	$2,294,400
160,000	@	Centene Corp.	4,004,800
100,000	@	Community Health Systems, Inc.	3,881,000
35,000		Manor Care, Inc.	1,344,350
90,000	@, L	Odyssey HealthCare, Inc.	1,527,300
45,000	@, L	United Surgical Partners International, Inc.	1,759,950

			14,811,800

		Home Builders: 1.1%
22,000	L	Beazer Homes USA, Inc.	1,290,740
5,000		Brookfield Homes Corp.	277,650
30,000	@	Hovnanian Enterprises, Inc.	1,536,000

			3,104,390

		Insurance: 2.1%
65,000	@, @@	Arch Capital Group Ltd.	3,223,350
5,000		Brown & Brown, Inc.	248,450
100,000	@	Universal American Financial Corp.	2,274,000

			5,745,800

		Internet: 4.3%
80,000	@, L	Blue Nile, Inc.	2,531,200
50,000	@	Checkfree Corp.	1,891,000
80,000	@	Equinix, Inc.	3,332,000
120,000	@, L	ProQuest Co.	4,344,000

			12,098,200

		Lodging: 7.1%
100,000		Ameristar Casinos, Inc.	2,084,000
40,000		Choice Hotels International, Inc.	2,585,600
80,000	@@, L	Four Seasons Hotels, Inc.	4,592,000
40,000	@, W, L	Gaylord Entertainment Co.	1,906,000
61,000	@, @@	Kerzner International Ltd.	3,388,550
45,000	L	Station Casinos, Inc.	2,986,200
50,000	@, L	Wynn Resorts Ltd.	2,257,500

			19,799,850

		Media: 0.4%
18,500		Gray Television, Inc.	195,915
30,000	@, L	Lin TV Corp.	418,500
27,500	@, W, L	Radio One, Inc.	361,625
18,100	@	Saga Communications, Inc.	240,730

			1,216,770

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	AS OF SEPTEMBER 30, 2005 (Unaudited)(continued)

Shares			Value

		Oil & Gas: 3.3%
160,000	@	Encore Acquisition Co.	$6,216,000
30,000		Range Resources Corp.	1,158,300
45,000	@, L	Whiting Petroleum Corp.	1,972,800

			9,347,100

		Oil & Gas Services: 2.0%
15,000		CARBO Ceramics, Inc.	989,850
80,000	@	FMC Technologies, Inc.	3,368,800
15,000	@	Seacor Smit, Inc.	1,088,700

			5,447,350

		Pharmaceuticals: 0.6%
250,000	@, L	Depomed, Inc.	1,620,000

			1,620,000

		Real Estate: 1.4%
80,000	@	C.B. Richard Ellis Group, Inc.	3,936,000

			3,936,000

		Real Estate Investment Trust: 1.4%
7,500	@, L	Alexander’s, Inc.	2,025,000
160,000		Spirit Finance Corp.	1,800,000

			3,825,000

		Retail: 15.2%
120,000	@, L	Cabela’s, Inc.	2,204,400
180,000	@, L	California Pizza Kitchen, Inc.	5,263,200
100,000	@, L	Carmax, Inc.	3,127,000
40,000	@, L	Cheesecake Factory, Inc.	1,249,600
125,000	@	Copart, Inc.	2,983,750
175,000	@, L	Dick’s Sporting Goods, Inc.	5,269,250
80,000	@, L	DSW, Inc.	1,696,000
50,000	@, L	Guitar Center, Inc.	2,760,500
80,000	@, L	P.F. Chang’s China Bistro, Inc.	3,586,400
20,000	@	Panera Bread Co.	1,023,600
60,000	@, L	Petco Animal Supplies, Inc.	1,269,600
80,000	@, L	Red Robin Gourmet Burgers, Inc.	3,667,200
200,000	@, L	Select Comfort Corp.	3,996,000
100,000	@	Texas Roadhouse, Inc.	1,490,000
60,000	@, L	Tractor Supply Co.	2,739,000

			42,325,500

		Telecommunications: 1.0%
50,000	@	American Tower Corp.	1,247,500
10,000	@	Crown Castle International Corp.	246,300
90,000	@	SBA Communications Corp.	1,390,500

			2,884,300

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Transportation: 1.8%
80,000	@	Genesee & Wyoming, Inc.	$2,536,000
60,000		Landstar System, Inc.	2,401,800

			4,937,800

		Total Common Stock
		(Cost $214,636,877)	259,116,277

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount					Value

Convertible Bond/Note: 0.7%
			Lodging: 0.7%
$1,000,000	#, C		Wynn Resorts Ltd., 6.000%, due 07/15/15		$2,072,500

					2,072,500

			Total Convertible Bonds/Notes
			(Cost $981,874)		2,072,500

			Total Long-Term Investments:
			(Cost $215,618,751)		261,188,777

Short-Term Investments: 18.8%
			Federal Home Loan Bank 4.3%
11,998,000			Discount Note, 0.000%, due 10/03/05		11,997,000

			Total Federal Home Loan Bank
			(Cost $11,998,000)		11,997,000

			Securities Lending CollateralCC 14.5%
40,268,387			The Bank of New York Institutional Cash Reserves Fund		40,268,387

			Total Securities Lending Collateral
			(Cost $40,268,387)		40,268,387

			Total Short-Term Investments
			(Cost $52,266,387)		52,265,387

			Total Investments in Securities
			(Cost $267,885,138)*	112.4%	$313,454,164
			Other Assets and Liabilities, Net	(12.4)	(34,661,909)

			Net Assets	100.0%	$278,792,255

		@	Non-income producing security
		@@	Foreign Issuer
		#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
		cc	Securities purchased with cash collateral for securities loaned.
		C	Bond may be called prior to maturity date.
		W	When-issued or delayed delivery security.
		L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
		*	Cost for federal income tax purposes is $268,382,338.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation		$52,939,558
			Gross Unrealized Depreciation		(7,867,732)

			Net Unrealized Appreciation		$45,071,826

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Contrafund® Portfolio	as of September 30, 2005 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
1,218,838		Fidelity® VIP Contrafund® Fund — Service Class 2 Shares		$36,028,856

		Total Investment Companies
		(Cost $33,766,308)		36,028,856

		Total Investments In Securities
		(Cost $33,766,308)*	100.0%	$36,028,856
		Other Assets and Liabilities—Net	0.0	(7,987)

		Net Assets	100.0%	$36,020,869

	*	Cost for federal income tax purposes is $33,766,333.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,262,523
		Gross Unrealized Depreciation		—

		Net Unrealized Appreciation		$2,262,523

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Equity-Income Portfolio	as of September 30, 2005 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
302,993		Fidelity® VIP Equity-Income Fund — Service Class 2 Shares		$7,405,149

		Total Investment Companies
		(Cost $7,275,202)		7,405,149

		Total Investments In Securities
		(Cost $7,275,202)*	100.0%	$7,405,149
		Other Assets and Liabilities—Net	0.0	(1,596)

		Net Assets	100.0%	$7,403,553

	*	Cost for federal income tax purposes is $7,275,263.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$129,886
		Gross Unrealized Depreciation		—

		Net Unrealized Appreciation		$129,886

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Growth Portfolio	as of September 30, 2005 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
154,924		Fidelity® VIP Growth Fund — Service Class 2 Shares		$4,999,409

		Total Investment Companies
		(Cost $4,866,213)		4,999,409

		Total Investments In Securities
		(Cost $4,866,213)*	100.0%	$4,999,409
		Other Assets and Liabilities—Net	0.0	(1,056)

		Net Assets	100.0%	$4,998,353

	*	Cost for federal income tax purposes is $4,869,439.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$129,970
		Gross Unrealized Depreciation		—

		Net Unrealized Appreciation		$129,970

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Mid Cap Portfolio	as of September 30, 2005 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
96,474		Fidelity® VIP Mid Cap Fund — Service Class 2 Shares		$3,217,396

		Total Investment Companies
		(Cost $2,999,459)		3,217,396

		Total Investments In Securities
		(Cost $2,999,459)*	100.0%	$3,217,396
		Other Assets and Liabilities—Net	0.0	(857)

		Net Assets	100.0%	$3,216,539

	*	Cost for federal income tax purposes is $3,000,071.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$217,325
		Gross Unrealized Depreciation		—

		Net Unrealized Appreciation		$217,325

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 97.6%
		Aerospace/Defense: 2.1%
15,437		United Technologies Corp.	$800,254

			800,254

		Agriculture: 3.5%
18,388		Altria Group, Inc.	1,355,379

			1,355,379

		Apparel: 1.0%
4,800		Nike, Inc.	392,064

			392,064

		Banks: 3.0%
6,600		PNC Financial Services Group, Inc.	382,932
13,266		Wells Fargo & Co.	776,990

			1,159,922

		Beverages: 1.3%
8,700		PepsiCo, Inc.	493,377

			493,377

		Biotechnology: 1.2%
5,617	@	Amgen, Inc.	447,506

			447,506

		Building Materials: 1.7%
14,139		American Standard Cos., Inc.	658,170

			658,170

		Chemicals: 0.9%
8,330		Dow Chemical Co.	347,111

			347,111

		Computers: 1.0%
30,700	@	EMC Corp.	397,258

			397,258

		Cosmetics/Personal Care: 4.8%
17,276		Avon Products, Inc.	466,452
10,700		Colgate-Palmolive Co.	564,853
13,602		Procter & Gamble Co.	808,775

			1,840,080

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Portfolio	as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Distribution/Wholesale: 1.2%
13,700	@	WESCO International, Inc.	$464,019

			464,019

		Diversified Financial Services: 7.5%
8,099		Capital One Financial Corp.	644,032
21,446		Citigroup, Inc.	976,222
17,000		Countrywide Financial Corp.	560,660
5,754		Goldman Sachs Group, Inc.	699,571

			2,880,485

		Electric: 1.0%
6,000		Public Service Enterprise Group, Inc.	386,160

			386,160

		Electronics: 1.8%
22,700	@	Jabil Circuit, Inc.	701,884
35		Symbol Technologies, Inc.	339

			702,223

		Food: 1.4%
16,959		McCormick & Co., Inc.	553,372

			553,372

		Healthcare — Products: 4.6%
9,864		Baxter International, Inc.	393,278
14,970		Johnson & Johnson	947,302
7,505		Medtronic, Inc.	402,418

			1,742,998

		Healthcare — Services: 1.9%
5,031	@	Health Net, Inc.	238,067
10,500	@	Triad Hospitals, Inc.	475,335

			713,402

		Insurance: 3.6%
5,405		American International Group, Inc.	334,894
11,400		Lincoln National Corp.	593,028
9,899		St. Paul Travelers Cos., Inc.	444,168

			1,372,090

		Internet: 1.5%
17,028	@	Yahoo!, Inc.	576,228

			576,228

		Leisure Time: 1.0%
9,084		Royal Caribbean Cruises Ltd.	392,429

			392,429

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Portfolio	as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Lodging: 2.8%
9,804		Harrah’s Entertainment, Inc.	$639,123
19,344		Hilton Hotels Corp.	431,758

			1,070,881

		Media: 5.1%
9,000	@	Cablevision Systems Corp.	276,030
28,713		Time Warner, Inc.	519,992
18,222		Viacom, Inc.	601,508
22,323		Walt Disney Co.	538,654

			1,936,184

		Miscellaneous Manufacturing: 4.4%
37,765		General Electric Co.	1,271,548
10,106		Roper Industries, Inc.	397,065

			1,668,613

		Oil & Gas: 9.0%
13,349		ENSCO International, Inc.	621,930
15,190		Exxon Mobil Corp.	965,173
8,200	@	Newfield Exploration Co.	402,620
12,200	@	Plains Exploration & Production Co.	522,404
4,300	@	Southwestern Energy Co.	315,620
13,569		XTO Energy, Inc.	614,947

			3,442,694

		Oil & Gas Services: 2.4%
11,500	@	Dresser-Rand Group, Inc.	283,245
7,451		Schlumberger Ltd.	628,715

			911,960

		Pharmaceuticals: 6.8%
11,621	@	Medco Health Solutions, Inc.	637,179
33,165		Pfizer, Inc.	828,130
19,600	@@	Teva Pharmaceutical Industries Ltd. ADR	655,032
10,569		Wyeth	489,028

			2,609,369

		Retail: 4.3%
23,829		Dollar General Corp.	437,024
7,892		Home Depot, Inc.	301,001
13,200		Tiffany & Co.	524,964
8,817		Wal-Mart Stores, Inc.	386,361

			1,649,350

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Portfolio	as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Semiconductors: 4.7%
19,490		Intel Corp.	$480,429
17,856		Maxim Integrated Products	761,558
69,004	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	567,213

			1,809,200

		Software: 5.0%
15,704	@	Activision, Inc.	321,147
33,064		Microsoft Corp.	850,737
60,735	@	Oracle Corp.	752,506

			1,924,390

		Telecommunications: 7.1%
11,026		BellSouth Corp.	289,984
31,779	@	Cisco Systems, Inc.	569,797
12,900		Motorola, Inc.	284,961
21,442		QUALCOMM, Inc.	959,530
26,700		Sprint Nextel Corp.	634,926

			2,739,198

		Total Common Stock
		(Cost $35,763,866)	37,436,366

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Portfolio	as of September 30, 2005 (Unaudited) (continued)

Principal
Amount				Value

Short-Term Investment: 2.3%
		Repurchase Agreement: 2.3%

$910,000	S	Morgan Stanley Repurchase Agreement dated 09/30/05, 3.750%, due 10/03/05, $910,284 to be received upon repurchase (Collateralized by $1,810,000, 8.125% Resolution Funding Corp., Market Value plus accrued interest $930,304, due 10/15/19).		$910,000

		Total Repurchase Agreement
		(Cost $910,000)		910,000

		Total Short-Term Investments
		(Cost $910,000)		910,000

		Total Investments in Securities*
		(Cost $36,673,866)	99.9%	$38,346,366
		Other Assets and Liabilites, Net	0.1	20,875

		Net Assets	100.0%	$38,367,241

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	*	Cost for federal income tax purposes is $37,521,249.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,757,338
		Gross Unrealized Depreciation		(932,221)

		Net Unrealized Appreciation		$825,117

Information concerning open futures contracts for the ING Fundamental Research Portfolio at September 30, 2005 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain (Loss)

S&P 500 EMini	11	678,838	12/16/2005	3,558

		$678,838		$3,558

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs® Capital Growth Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 99.2%
		Advertising: 1.5%
22,680	@, L	Lamar Advertising Co.	$1,028,765

			1,028,765

		Banks: 0.6%
13,220		Commerce BanCorp, Inc.	405,722

			405,722

		Beverages: 3.9%
10,770		Coca-Cola Co.	465,156
38,260		PepsiCo, Inc.	2,169,725

			2,634,881

		Biotechnology: 2.5%
21,280	@	Amgen, Inc.	1,695,378

			1,695,378

		Commercial Services: 4.1%
12,310		Aramark Corp.	328,800
45,619		Cendant Corp.	941,576
22,800		Moody’s Corp.	1,164,624
8,780	@	Valassis Communications, Inc.	342,245

			2,777,245

		Computers: 2.9%
57,720	@	Dell, Inc.	1,974,024

			1,974,024

		Cosmetics/Personal Care: 1.1%
12,720	L	Procter & Gamble Co.	756,331

			756,331

		Distribution/Wholesale: 0.5%
5,430		W.W. Grainger, Inc.	341,656

			341,656

		Diversified Financial Services: 9.2%
50,350		Charles Schwab Corp.	726,550
22,550		Fannie Mae	1,010,691
48,450		Freddie Mac	2,735,487
18,774		J.P. Morgan Chase & Co.	637,002
8,860		Merrill Lynch & Co., Inc.	543,561
9,750		Morgan Stanley	525,915

			6,179,206

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs® Capital Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electronics: 0.5%
5,200	@, L	Fisher Scientific Intl., Inc.	$322,660

			322,660

		Entertainment: 0.9%
17,800		GTECH Holdings Corp.	570,668

			570,668

		Food: 1.7%
15,860		Wm. Wrigley Jr. Co.	1,140,017

			1,140,017

		Healthcare — Products: 5.2%
4,170		C.R. Bard, Inc.	275,345
23,930		Medtronic, Inc.	1,283,127
7,120	@	St. Jude Medical, Inc.	333,216
21,440	L	Stryker Corp.	1,059,779
8,040	@, L	Zimmer Holdings, Inc.	553,876

			3,505,343

		Home Furnishings: 0.6%
3,900		Harman International Industries, Inc.	398,853

			398,853

		Household Products/Wares: 1.0%
8,150		Fortune Brands, Inc.	662,839

			662,839

		Insurance: 0.5%
9,600	@@, L	Willis Group Holdings Ltd.	360,480

			360,480

		Internet: 2.4%
3,650	@	Google, Inc.	1,155,079
13,130	@, L	Yahoo!, Inc.	444,319

			1,599,398

		Leisure Time: 1.5%
20,300	L	Carnival Corp.	1,014,594

			1,014,594

		Lodging: 2.9%
13,490		Harrah’s Entertainment, Inc.	879,413
12,290		Marriott International, Inc.	774,270
5,650	L	Starwood Hotels & Resorts Worldwide, Inc.	323,011

			1,976,694

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs® Capital Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Media: 11.0%
5,694	@	Clear Channel Communications, Inc.	$187,276
5,750	L	E.W. Scripps Co.	287,328
52,460		McGraw-Hill Cos., Inc.	2,520,178
77,420		Time Warner, Inc.	1,402,076
28,150	@, L	Univision Communications, Inc.	746,819
59,442		Viacom, Inc.	1,962,180
15,030		Westwood One, Inc.	298,947

			7,404,804

		Miscellaneous Manufacturing: 0.7%
17,520	@@, L	Tyco International Ltd.	487,932

			487,932

		Oil & Gas: 4.8%
27,870	@@	Canadian Natural Resources Ltd.	1,259,445
7,908		Exxon Mobil Corp.	502,474
23,980	@@	Suncor Energy, Inc.	1,451,510

			3,213,429

		Oil & Gas Services: 3.3%
12,130		Baker Hughes, Inc.	723,918
17,560	L	Schlumberger Ltd.	1,481,713

			2,205,631

		Pharmaceuticals: 6.5%
30,640	@	Caremark Rx, Inc.	1,529,855
10,390		Eli Lilly & Co.	556,073
15,690	@	Medco Health Solutions, Inc.	860,283
19,750		Pfizer, Inc.	493,158
19,790		Wyeth	915,683

			4,355,052

		Retail: 6.8%
32,340		Lowe’s Cos., Inc.	2,082,696
21,670	@, L	Petco Animal Supplies, Inc.	458,537
5,630		Target Corp.	292,366
38,810		Wal-Mart Stores, Inc.	1,700,654

			4,534,253

		Savings & Loans: 0.6%
6,350	L	Golden West Financial Corp.	377,126

			377,126

		Semiconductors: 2.9%
19,970		Intel Corp.	492,260
39,210		Linear Technology Corp.	1,473,904

			1,966,164

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs® Capital Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Software: 9.2%
20,940	@	Electronic Arts, Inc.	$1,191,277
42,840		First Data Corp.	1,713,600
114,270		Microsoft Corp.	2,940,167
26,200	@	Oracle Corp.	324,618

			6,169,662

		Telecommunications: 9.9%
37,080	@, L	American Tower Corp.	925,146
100,960	@	Cisco Systems, Inc.	1,810,213
31,900	@, L	Crown Castle Intl. Corp.	785,697
58,550		QUALCOMM, Inc.	2,620,112
20,955		Sprint Nextel Corp.	498,310

			6,639,478

		Total Common Stock
		(Cost $60,672,518)	66,698,285

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs® Capital Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

Short-Term Investment: 16.5%
		Securities Lending Collateralcc 16.5%
$11,063,304		The Bank of New York Institutional Cash Reserves Fund		$11,063,304

		Total Securities Lending Collateral
		(Cost $11,063,304)		11,063,304

		Total Short-Term Investments
		(Cost $11,063,304)		11,063,304

		Total Investments in Securities
		(Cost $71,735,822)*	115.7%	$77,761,589
		Other Assets and Liabilities, Net	(15.7)	(10,545,398)

		Net Assets	100.0%	$67,216,191

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $72,827,299.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$8,071,239
		Gross Unrealized Depreciation		(3,136,949)

		Net Unrealized Appreciation		$4,934,290

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs® Core Equity Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 99.7%
		Aerospace/Defense: 2.9%
13,400		Boeing Co.	$910,530
29,800		Northrop Grumman Corp.	1,619,630
15,200		Raytheon Co.	577,904

			3,108,064

		Agriculture: 6.0%
30,600		Altria Group, Inc.	2,255,526
79,099	L	Archer-Daniels-Midland Co.	1,950,581
30,200		Monsanto Co.	1,895,050
4,700	L	UST, Inc.	196,742

			6,297,899

		Apparel: 1.6%
54,800	@	Coach, Inc.	1,718,528

			1,718,528

		Auto Manufacturers: 0.3%
28,300	L	Ford Motor Co.	279,038

			279,038

		Auto Parts & Equipment: 0.1%
13,600		Visteon Corp.	133,008

			133,008

		Banks: 7.0%
77,000		Bank of America Corp.	3,241,700
24,400		U.S. BanCorp	685,152
17,300		UnionBanCal Corp.	1,206,156
47,900		Wachovia Corp.	2,279,561

			7,412,569

		Biotechnology: 3.0%
31,600	@	Amgen, Inc.	2,517,572
5,900	@	Genentech, Inc.	496,839
2,200	@	Genzyme Corp.	157,608

			3,172,019

		Chemicals: 0.2%
4,300		Ashland, Inc.	237,532

			237,532

		Commercial Services: 3.1%
43,800		Cendant Corp.	904,032
34,800		Moody’s Corp.	1,777,584
27,700	@, L	United Rentals, Inc.	545,967

			3,227,583

		Computers: 4.4%
38,700	@, L	Computer Sciences Corp.	1,830,897
85,500		Hewlett-Packard Co.	2,496,600
2,200	@, X	Seagate Technology, Inc.	—
16,600	@	Synopsys, Inc.	313,740

			4,641,237

		Cosmetics/Personal Care: 0.5%
8,700		Gillette Co.	506,340

			506,340

		Distribution/Wholesale: 0.3%
18,400	@	Ingram Micro, Inc.	341,136

			341,136

		Diversified Financial Services: 4.8%
7,800	@, L	AmeriCredit Corp.	186,186
12,266		Citigroup, Inc.	558,348

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs® Core Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 4.8% (continued)
80,800		J.P. Morgan Chase & Co.	$2,741,544
26,800		Merrill Lynch & Co., Inc.	1,644,180

			5,130,258

		Electric: 4.0%
11,400		Edison Intl.	538,992
47,000		Pacific Gas & Electric Co.	1,844,750
16,400		TXU Corp.	1,851,232

			4,234,974

		Electrical Components & Equipment: 1.0%
18,200	@	Energizer Holdings, Inc.	1,031,940

			1,031,940

		Environmental Control: 0.5%
14,000		Republic Services, Inc.	494,060

			494,060

		Food: 1.3%
11,000		Hershey Foods Corp.	619,410
6,900	@	Kroger Co.	142,071
3,000		Pilgrim’s Pride Corp.	109,200
8,600	L	SUPERVALU, Inc.	267,632
14,700		Tyson Foods, Inc.	265,335

			1,403,648

		Healthcare — Products: 4.0%
3,400		Baxter Intl., Inc.	135,558
3,200		Guidant Corp.	220,448
54,000		Johnson & Johnson	3,417,120
6,000		Medtronic, Inc.	321,720
2,200	@	St. Jude Medical, Inc.	102,960

			4,197,806

		Healthcare — Services: 1.3%
11,300	W	Aetna, Inc.	973,382
7,300	@	Humana, Inc.	349,524

			1,322,906

		Insurance: 6.3%
408	@	Alleghany Corp.	124,848
1,200		Cigna Corp.	141,432
30,100		Genworth Financial, Inc.	970,424
19,700		Loews Corp.	1,820,477
30,100	L	MBIA, Inc.	1,824,662
5,000		Metlife, Inc.	249,150
6,000	L	Principal Financial Group	284,220
9,800		St. Paul Cos.	439,726
20,350		W.R. Berkley Corp.	803,418

			6,658,357

		Internet: 2.0%
5,250	@	Google, Inc.	1,661,415
6,100	@	McAfee, Inc.	191,662
10,900	@, L	Symantec Corp.	246,994

			2,100,071

		Iron/Steel: 0.9%
11,400		Nucor Corp.	672,486
7,100	L	United States Steel Corp.	300,685

			973,171

		Leisure Time: 0.1%
1,900	L	Polaris Industries, Inc.	94,145

			94,145

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs® Core Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 0.6%
5,600		Choice Hotels International, Inc.	$361,984
5,300	@, L	MGM Mirage	231,981

			593,965

		Media: 6.6%
52,800	@, L	Comcast Corp.	1,551,264
7,700	@, L	Comcast Corp. — Class A	221,606
91,100	@	Liberty Media Corp.	733,355
133,350		Time Warner, Inc.	2,414,969
38,211	L	Viacom, Inc.	1,261,345
35,000		Walt Disney Co.	844,550

			7,027,089

		Mining: 0.1%
2,200	L	Newmont Mining Corp.	103,774

			103,774

		Miscellaneous Manufacturing: 4.6%
137,100		General Electric Co.	4,616,157
2,300		ITT Industries, Inc.	261,280

			4,877,437

		Oil & Gas: 10.3%
19,900		Anadarko Petroleum Corp.	1,905,425
22,600	L	Burlington Resources, Inc.	1,837,832
37,558		ConocoPhillips	2,625,680
2,900		Devon Energy Corp.	199,056
4,200		EOG Resources, Inc.	314,580
33,672		Exxon Mobil Corp.	2,139,519
1,800		Helmerich & Payne, Inc.	108,702
23,000		Sunoco, Inc.	1,798,600

			10,929,394

		Pharmaceuticals: 5.9%
4,600		Abbott Laboratories	195,040
2,200	L	Allergan, Inc.	201,564
7,200	L	AmerisourceBergen Corp.	556,560
30,000		Bristol-Myers Squibb Co.	721,800
6,600		Cardinal Health, Inc.	418,704
11,800		Merck & Co., Inc.	321,078
134,995		Pfizer, Inc.	3,370,825
8,800		Wyeth	407,176

			6,192,747

		Real Estate Investment Trust: 0.6%
11,800		Equity Office Properties Trust	385,978
6,700		Prologis	296,877

			682,855

		Retail: 2.9%
36,600	@, L	Autonation, Inc.	730,902
84,737		Circuit City Stores, Inc.	1,454,087
24,400		Dillard’s, Inc.	509,472
8,200		Walgreen Co.	356,290

			3,050,751

		Savings & Loans: 2.1%
5,000	L	Golden West Financial Corp.	296,950
49,400	L	Washington Mutual, Inc.	1,937,468

			2,234,418

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs® Core Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Semiconductors: 4.9%
34,400	@, L	Advanced Micro Devices, Inc.	$866,880
64,200	@, L	Freescale Semiconductor, Inc.	1,507,733
94,600		Intel Corp.	2,331,890
15,400		Texas Instruments, Inc.	522,060

			5,228,563

		Software: 2.0%
27,000		Autodesk, Inc.	1,253,880
32,900		Microsoft Corp.	846,517

			2,100,397

		Telecommunications: 3.2%
20,200	L	CenturyTel, Inc.	706,596
54,100	@	Cisco Systems, Inc.	970,013
9,400	@	Comverse Technology, Inc.	246,938
5,400	@	Corning, Inc.	104,382
28,200		Sprint Nextel Corp.	670,596
21,600		Verizon Communications, Inc.	706,104

			3,404,629

		Transportation: 0.1%
2,500		CSX Corp.	116,200

			116,200

		Trucking & Leasing: 0.2%
5,800		GATX Corp.	229,390

			229,390

		Total Common Stock (Cost $96,432,714)	105,487,898

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs® Core Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

Short-Term Investment: 14.6%
		Securities Lending Collateralcc 14.6%
$15,484,225		The Bank of New York Institutional Cash Reserves		$15,484,225

		Total Short-Term Investments (Cost $15,484,225)		15,484,225

		Total Investments in Securities (Cost $111,916,939)*	114.3%	$120,972,123
		Other Assets and Liabilities—Net	(14.3)	(15,130,932)

		Net Assets	100.0%	$105,841,191

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $112,440,401. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$11,825,239
		Gross Unrealized Depreciation		(3,293,517)

		Net Unrealized Appreciation		$8,531,722

Information concerning open futures contracts for the ING Goldman Sachs® Core Equity Portfolio at September 30, 2005 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain (Loss)

S&P 500 EMini	6	$370,275	12/16/2005	$2,788

PORTFOLIO OF INVESTMENTS
ING JPMorgan Fleming International Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 94.7%
		Australia: 1.6%
592,689		BHP Billiton Ltd.	$10,122,275
198,875		News Corp., Inc.	3,274,614

			13,396,889

		Belgium: 2.0%
400,300		Dexia	9,057,890
270,215		Fortis	7,845,097

			16,902,987

		Brazil: 1.8%
344,782	L	Cia Vale do Rio Doce ADR	15,122,139

			15,122,139

		Finland: 1.3%
672,212		Nokia OYJ	11,364,397

			11,364,397

		France: 11.3%
477,596		AXA	13,180,552
173,051		BNP Paribas	13,209,271
204,399		Cie de Saint-Gobain	11,822,027
110,168		Dassault Systemes SA	5,721,959
84,548		Imerys SA	6,304,388
89,353	L	Lafarge SA	7,897,685
138,599		Total SA	37,848,225

			95,984,107

		Germany: 5.5%
80,706		BASF AG	6,102,556
226,170		Bayerische Motoren Werke AG	10,655,556
294,790		Deutsche Post AG	6,928,745
44,954		SAP AG	7,815,335
93,214		Schering AG	5,928,093
114,493		Siemens AG	8,875,358

			46,305,643

		Hong Kong: 0.5%
554,000		Esprit Holdings Ltd.	4,142,925

			4,142,925

		Ireland: 0.7%
398,591		Bank of Ireland	6,310,749

			6,310,749

PORTFOLIO OF INVESTMENTS
ING JPMorgan Fleming International Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Italy: 5.3%
979,961		ENI S.p.A.	$29,160,715
369,256		Mediaset S.p.A.	4,384,691
1,227,793		Telecom Italia S.p.A.	3,430,325
1,445,400		UniCredito Italiano S.p.A.	8,183,223

			45,158,954

		Japan: 20.4%
253,000	L	Astellas Pharma, Inc.	9,574,136
231,000		Canon, Inc.	12,556,004
198,700		Chugai Pharmaceutical Co., Ltd.	3,808,116
177,400		Credit Saison Co., Ltd.	7,843,430
259,500		Daikin Industries Ltd.	6,995,131
74,500	L	Fanuc Ltd.	6,068,876
33,800		Hirose Electric Co., Ltd.	3,962,199
193,900	L	Honda Motor Co., Ltd.	11,040,817
217,500	@, L	Hoya Corp.	7,407,358
72,500		Hoya Corp. — Y50 Shares	2,422,147
221,000		Kao Corp.	5,472,964
303,000	L	Matsushita Electric Industrial Co., Ltd.	5,175,653
500,900	L	Mitsubishi Corp.	9,927,372
1,497		Mitsubishi Tokyo Financial Group, Inc.	19,631,201
49,200	@	Nidec Corp.	2,925,511
525,500	L	Nikko Cordial Corp.	6,133,846
24,800		Nintendo Co., Ltd.	2,913,265
620		Nippon Telegraph & Telephone Corp.	3,080,274
137,300		Nitto Denko Corp.	7,769,451
124,000		Secom Co., Ltd.	6,017,073
212,000	L	Sharp Corp.	3,089,030
162,800		Shin-Etsu Chemical Co., Ltd.	7,145,810
50,500		SMC Corp.	6,765,263
989,000	L	Sumitomo Corp.	10,515,966
59,280	L	Takefuji Corp.	4,644,646

			172,885,539

		Mexico: 0.7%
84,200		Fomento Economico Mexicano SA de CV ADR	5,887,264

			5,887,264

		Netherlands: 3.8%
424,174		ABN AMRO Holding NV	10,195,781
314,695		Koninklijke Philips Electronics NV	8,421,069
513,714		Reed Elsevier NV	7,105,912
355,769		Wolters Kluwer NV	6,636,122

			32,358,884

		Russia: 0.0%
49,769	@, L	YUKOS ADR	225,951

			225,951

PORTFOLIO OF INVESTMENTS
ING JPMorgan Fleming International Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		South Korea: 1.1%
25,163	#, L	Samsung Electronics Co., Ltd. GDR	$7,103,142
116,500	L	SK Telecom Co., Ltd. ADR	2,544,360

			9,647,502

		Spain: 2.2%
177,327		Altadis SA	7,975,056
875,110		Banco Popular Espanol SA	10,709,163

			18,684,219

		Sweden: 1.2%
2,737,000		Telefonaktiebolaget LM Ericsson	10,096,961

			10,096,961

		Switzerland: 10.6%
201,629	L	Adecco SA	9,258,441
150,699		Holcim Ltd.	10,048,816
50,379		Nestle SA	14,857,422
290,596		Novartis AG	14,840,269
103,710		Roche Holding AG	14,467,725
195,111		UBS AG	16,698,776
57,271	@	Zurich Financial Services AG	9,814,041

			89,985,490

		United Kingdom: 24.7%
377,570		Aviva PLC	4,161,833
1,223,444		Barclays PLC	12,394,802
1,506,779		BG Group PLC	14,332,240
461,171		British Land Co. PLC	7,681,376
1,811,092		Centrica PLC	7,897,738
868,487		GlaxoSmithKline PLC	22,220,932
1,387,200		HSBC Holdings PLC	22,528,846
1,639,661		Kingfisher PLC	6,277,024
724,939		National Grid PLC	6,826,308
416,177		Royal Bank of Scotland Group PLC	11,857,551
282,130		Schroders PLC	4,292,400
937,892		Smith & Nephew PLC	7,903,826
418,600		Standard Chartered PLC	9,070,314
2,855,260		Tesco PLC	15,653,304
9,651,078		Vodafone Group PLC	25,184,653
2,879,670		Wm. Morrison Supermarkets PLC	9,068,429
641,527		Wolseley PLC	13,645,030
782,277		WPP Group PLC	8,001,915

			208,998,521

		Total Common Stock (Cost $625,123,997)	803,459,121

PORTFOLIO OF INVESTMENTS
ING JPMorgan Fleming International Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

Short-Term Investment: 10.7%
		Securities Lending Collateralcc 10.7%
$90,548,860		The Bank of New York Institutional Cash Reserves		$90,548,860

		Total Short-Term Investments (Cost $90,548,860)		90,548,860

		Total Investments in Securities (Cost $715,672,857)*	105.4%	$894,007,981
		Other Assets and Liabilities-Net	(5.4)	(46,031,220)

		Net Assets	100.0%	$847,976,761

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $719,394,983.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$184,269,082
		Gross Unrealized Depreciation		(9,656,084)

		Net Unrealized Appreciation		$174,612,998

PORTFOLIO OF INVESTMENTS
ING JPMorgan Fleming International Portfolio	as of September 30, 2005 (Unaudited)(continued)

Industry	Percent of Net Assets

Advertising	0.9%
Agriculture	0.9
Auto Manufacturers	2.6
Banks	18.6
Beverages	0.7
Building Materials	5.1
Chemicals	2.5
Commercial Services	1.1
Cosmetics/Personal Care	0.7
Distribution/Wholesale	4.5
Diversified Financial Services	2.7
Electric	0.8
Electrical Components and Equipment	0.4
Electronics	4.0
Food	4.7
Gas	0.9
Hand/Machine Tools	1.1
Healthcare-Products	0.9
Home Furnishings	0.6
Insurance	3.2
Media	2.5
Mining	3.0
Miscellaneous Manufacturing	1.1
Office/Business Equipment	1.5
Oil and Gas	9.6
Pharmaceuticals	8.4
Real Estate	0.9
Retail	0.7
Semiconductors	0.8
Software	1.6
Telecommunications	6.6
Toys/Games/Hobbies	0.3
Transportation	0.8
Securities Lending Collateral	10.7
Other Assets and Liabilities-Net	(5.4)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 97.8%
		Apparel: 3.7%
37,200	@, L	Columbia Sportswear Co.	$1,726,080
74,500		VF Corp.	4,318,765

			6,044,845

		Auto Parts & Equipment: 0.5%
14,600		BorgWarner, Inc.	824,316

			824,316

		Banks: 8.3%
22,500	L	Cullen/Frost Bankers, Inc.	1,110,150
28,400	L	M&T Bank Corp.	3,002,164
126,750		North Fork Bancorporation, Inc.	3,232,125
37,100		Northern Trust Corp.	1,875,405
50,600	L	TCF Financial Corp.	1,353,550
35,100		Webster Financial Corp.	1,578,096
41,700	L	Wilmington Trust Corp.	1,519,965

			13,671,455

		Beverages: 0.9%
24,400		Brown-Forman Corp.	1,452,776

			1,452,776

		Building Materials: 2.7%
35,200		American Standard Cos., Inc.	1,638,560
39,200		Vulcan Materials Co.	2,909,032

			4,547,592

		Chemicals: 5.1%
56,300		Albemarle Corp.	2,122,510
27,200		Ashland, Inc.	1,502,528
26,900		International Flavors & Fragrances, Inc.	958,716
20,200		PPG Industries, Inc.	1,195,638
31,800	L	Sherwin-Williams Co.	1,401,426
18,900	L	Sigma-Aldrich Corp.	1,210,734

			8,391,552

		Commercial Services: 0.6%
45,200	@	Interactive Data Corp.	1,023,780

			1,023,780

		Computers: 1.3%
25,000	@, L	Affiliated Computer Services, Inc.	1,365,000
13,600	@	Lexmark International, Inc.	830,280

			2,195,280

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Cosmetics/Personal Care: 0.9%
43,700	L	Estee Lauder Cos., Inc.	$1,522,071

			1,522,071

		Distribution/Wholesale: 1.4%
21,200		Genuine Parts Co.	909,480
42,800		Hughes Supply, Inc.	1,395,280

			2,304,760

		Diversified Financial Services: 1.7%
12,050		Legg Mason, Inc.	1,321,765
22,500		T. Rowe Price Group, Inc.	1,469,250

			2,791,015

		Electric: 6.6%
42,500		American Electric Power Co., Inc.	1,687,250
52,900	L	DPL, Inc.	1,470,620
51,300	L	Energy East Corp.	1,292,247
20,100		Pacific Gas & Electric Co.	788,925
67,600		PPL Corp.	2,185,508
39,600		SCANA Corp.	1,672,704
71,900	L	Westar Energy, Inc.	1,734,947

			10,832,201

		Electrical Components & Equipment: 0.9%
35,600		AMETEK, Inc.	1,529,732

			1,529,732

		Environmental Control: 1.1%
49,600		Republic Services, Inc.	1,750,384

			1,750,384

		Food: 2.8%
55,850	@	Dean Foods Co.	2,170,331
110,300	@	Del Monte Foods Co.	1,183,519
38,300		Hormel Foods Corp.	1,263,517

			4,617,367

		Forest Products & Paper: 1.8%
58,500		MeadWestvaco Corp.	1,615,770
24,006	L	Rayonier, Inc.	1,383,226

			2,998,996

		Gas: 2.8%
47,600		AGL Resources, Inc.	1,766,436
40,700		Energen Corp.	1,760,682
42,200	L	UGI Corp.	1,187,930

			4,715,048

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare — Services: 3.9%
36,800	@	Coventry Health Care, Inc.	$3,165,536
24,300	@	Magellan Health Services, Inc.	854,145
35,700	L	Manor Care, Inc.	1,371,237
20,400		Quest Diagnostics	1,031,016

			6,421,934

		Household Products/Wares: 2.0%
34,200		Clorox Co.	1,899,468
18,300	L	Fortune Brands, Inc.	1,488,339

			3,387,807

		Insurance: 9.6%
104,000		Assurant, Inc.	3,958,240
40,161		Cincinnati Financial Corp.	1,682,344
51,700		Genworth Financial, Inc.	1,666,808
49,100	@@, L	IPC Holdings Ltd.	1,603,115
24,000	L	MGIC Investment Corp.	1,540,800
106,100		Old Republic International Corp.	2,829,687
22,300	L	Principal Financial Group	1,056,351
29,500		SAFECO Corp.	1,574,710

			15,912,055

		Lodging: 0.8%
61,500		Hilton Hotels Corp.	1,372,680

			1,372,680

		Media: 3.8%
58,100		Dex Media, Inc.	1,614,599
18,726	L	E.W. Scripps Co.	935,738
29,900		Gannett Co.	2,058,017
16,900	L	Knight-Ridder, Inc.	991,692
790		Washington Post Co.	633,975

			6,234,021

		Miscellaneous Manufacturing: 3.9%
29,700		Carlisle Cos., Inc.	1,888,029
25,100		Cooper Industries Ltd.	1,735,414
49,800		Crane Co.	1,481,052
20,600		Harsco Corp.	1,350,742

			6,455,237

		Office/Business Equipment: 0.9%
34,800		Pitney Bowes, Inc.	1,452,552

			1,452,552

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Oil & Gas: 5.6%
40,100	L	Burlington Resources, Inc.	$3,260,932
45,200		Devon Energy Corp.	3,102,528
22,537	L	Marathon Oil Corp.	1,553,475
24,000		Pioneer Natural Resources Co.	1,318,080

			9,235,015

		Packaging & Containers: 1.6%
43,400		Ball Corp.	1,594,516
57,100	@, L	Pactiv Corp.	1,000,392

			2,594,908

		Pharmaceuticals: 0.9%
26,300	L	Omnicare, Inc.	1,478,849

			1,478,849

		Pipelines: 2.1%
36,300	L	Kinder Morgan, Inc.	3,490,608

			3,490,608

		Real Estate: 1.6%
55,800	@@	Brookfield Properties Co.	1,644,426
27,600		Forest City Enterprises, Inc.	1,051,560

			2,695,986

		Real Estate Investment Trust: 1.9%
24,900		iStar Financial, Inc.	1,006,707
16,200		PS Business Parks, Inc.	741,960
15,900	L	Vornado Realty Trust	1,377,258

			3,125,925

		Retail: 8.1%
51,100		Applebees International, Inc.	1,057,259
57,800	@, L	Autonation, Inc.	1,154,266
30,700	@, L	Autozone, Inc.	2,555,775
51,600		Family Dollar Stores, Inc.	1,025,292
12,176		Federated Department Stores	814,209
75,800	L	Limited Brands, Inc.	1,548,594
41,100	L	Outback Steakhouse, Inc.	1,504,260
31,300		Tiffany & Co.	1,244,801
83,600		TJX Cos., Inc.	1,712,128
28,000	L	Tuesday Morning Corp.	724,360

			13,340,944

		Savings & Loans: 1.9%
51,900	L	Golden West Financial Corp.	3,082,341

			3,082,341

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Software: 1.0%
57,500	L	Computer Associates Intl., Inc.	$1,599,075

			1,599,075

		Telecommunications: 5.1%
55,900	L	Alltel Corp.	3,639,649
92,300	L	CenturyTel, Inc.	3,228,654
7,800	L	Telephone & Data Systems, Inc.	304,200
34,100	L	Telephone & Data Systems, Inc. — Special Shares	1,280,455

			8,452,958

		Total Common Stock
		(Cost $147,833,204)	161,546,065

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

Short-Term Investment: 25.4%
		Securities Lending Collateralcc 25.4%
$41,865,720		The Bank of New York Institutional Cash Reserves Fund		$41,865,720

		Total Securities Lending Collateral
		(Cost $41,865,720)		41,865,720

		Total Short-Term Investments
		(Cost $41,865,720)		41,865,720

		Total Investments in Securities
		(Cost $189,698,924)*	123.2%	$203,411,785
		Other Assets and Liabilities, Net	(23.2)	(38,277,390)

		Net Assets	100.0%	$165,134,395

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $189,862,394.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$18,259,533
		Gross Unrealized Depreciation	(4,710,142)

		Net Unrealized Appreciation	$13,549,391

PORTFOLIO OF INVESTMENTS
ING MFS Capital Opportunities Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 98.9%
		Advertising: 1.2%
5,150	@, L	Getty Images, Inc.	$443,106
164,980	@, L	Interpublic Group of Cos., Inc.	1,920,367

			2,363,473

		Banks: 5.8%
94,604		Bank of America Corp.	3,982,828
106,220		Mellon Financial Corp.	3,395,853
73,870		PNC Financial Services Group, Inc.	4,285,938

			11,664,619

		Beverages: 1.0%
8,300	L	Molson Coors Brewing Co.	531,283
25,620		PepsiCo, Inc.	1,452,910

			1,984,193

		Biotechnology: 2.2%
23,740	@	Amgen, Inc.	1,891,366
11,390	@	Genzyme Corp.	815,979
47,960	@, L	MedImmune, Inc.	1,613,854

			4,321,199

		Building Materials: 1.5%
100,770		Masco Corp.	3,091,624

			3,091,624

		Commercial Services: 0.2%
18,220	@@	Accenture Ltd.	463,881

			463,881

		Computers: 3.9%
73,290	@	Dell, Inc.	2,506,518
158,450	@	EMC Corp.	2,050,343
29,760	@, L	Network Appliance, Inc.	706,502
5,200	@	Sandisk Corp.	250,900
64,800	@, X	Seagate Technology, Inc.	1
571,480	@, L	Sun Microsystems, Inc.	2,240,202

			7,754,466

		Cosmetics/Personal Care: 2.1%
21,800	L	Estee Lauder Cos., Inc.	759,294
32,290		Gillette Co.	1,879,278
26,070	L	Procter & Gamble Co.	1,550,122

			4,188,694

PORTFOLIO OF INVESTMENTS
ING MFS Capital Opportunities Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 5.3%
13,510		American Express Co.	$776,014
990	L	Chicago Mercantile Exchange	333,927
30,767		Citigroup, Inc.	1,400,514
122,760		J.P. Morgan Chase & Co.	4,165,247
43,910		Merrill Lynch & Co., Inc.	2,693,878
23,790	L	SLM Corp.	1,276,096

			10,645,676

		Electric: 0.7%
577,040	@, L	Calpine Corp.	1,494,534

			1,494,534

		Electronics: 1.1%
29,332	@@	AU Optronics Corp. ADR	380,143
8,220	@, L	Fisher Scientific Intl., Inc.	510,051
36,600	@, @@, L	LG Philips LCD Co. Ltd. ADR	752,496
14,110	@	Waters Corp.	586,976

			2,229,666

		Entertainment: 0.3%
19,090	L	International Game Technology	515,430

			515,430

		Forest Products & Paper: 0.7%
52,170	L	Bowater, Inc.	1,474,846

			1,474,846

		Healthcare — Products: 3.7%
7,860	@@	Alcon, Inc.	1,005,137
36,300	@	Boston Scientific Corp.	848,331
4,480		Dentsply Intl., Inc.	242,009
49,960		Johnson & Johnson	3,161,469
18,390		Medtronic, Inc.	986,072
23,640	@	St. Jude Medical, Inc.	1,106,352

			7,349,370

		Healthcare — Services: 1.1%
204,270	@, L	Tenet Healthcare Corp.	2,293,952

			2,293,952

		Home Furnishings: 0.5%
9,550		Harman Intl. Industries, Inc.	976,679

			976,679

		Insurance: 2.8%
47,570		Allstate Corp.	2,630,145
14,900		American Intl. Group, Inc.	923,204
100,820	@, L	Conseco, Inc.	2,128,310

			5,681,659

PORTFOLIO OF INVESTMENTS
ING MFS Capital Opportunities Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Internet: 4.4%
17,430	@, @@	Check Point Software Technologies	$423,898
17,430	@, L	eBay, Inc.	718,116
7,550	@	Macromedia, Inc.	307,058
266,426	@, L	Symantec Corp.	6,037,213
38,070	@	Yahoo!, Inc.	1,288,289

			8,774,574

		Leisure Time: 0.6%
15,080	L	Carnival Corp.	753,698
8,700	L	Royal Caribbean Cruises Ltd.	375,840

			1,129,538

		Media: 6.5%
30,740	@, L	Comcast Corp.	884,697
10,110	@@	Grupo Televisa SA ADR	724,988
20,300	L	Knight-Ridder, Inc.	1,191,204
58,240		News Corp., Inc.	907,962
19,110	@, L	Univision Communications, Inc.	506,988
151,901		Viacom, Inc.	5,014,252
155,630		Walt Disney Co.	3,755,352

			12,985,443

		Miscellaneous Manufacturing: 3.4%
6,180		Cooper Industries Ltd.	427,285
19,940		General Electric Co.	671,380
4,390		Illinois Tool Works, Inc.	361,429
28,860	L	SPX Corp.	1,326,117
146,864	@@, L	Tyco Intl. Ltd.	4,090,162

			6,876,373

		Oil & Gas: 3.7%
41,180	L	Devon Energy Corp.	2,826,595
52,367	L	Global Santa Fe Corp.	2,388,983
30,720	L	Noble Corp.	2,103,091

			7,318,669

		Oil & Gas Services: 1.2%
34,390		BJ Services Co.	1,237,696
14,930	@, L	Cooper Cameron Corp.	1,103,775

			2,341,471

		Packaging & Containers: 1.8%
175,410	@	Owens-Illinois, Inc.	3,616,954

			3,616,954

PORTFOLIO OF INVESTMENTS
ING MFS Capital Opportunities Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 9.8%
54,150		Abbott Laboratories	$2,295,960
37,180		Eli Lilly & Co.	1,989,873
32,550	@	Gilead Sciences, Inc.	1,587,138
8,940	@, L	ImClone Systems, Inc.	281,163
136,130		Merck & Co., Inc.	3,704,097
7,860	@@	Roche Holding AG	1,096,484
31,540	@@, L	Teva Pharmaceutical Industries Ltd. ADR	1,054,067
164,730		Wyeth	7,622,057

			19,630,839

		Retail: 9.3%
10,820	@	Bed Bath & Beyond, Inc.	434,748
64,960		Circuit City Stores, Inc.	1,114,713
31,930		CVS Corp.	926,289
83,200		Family Dollar Stores, Inc.	1,653,184
131,660		Gap, Inc.	2,294,834
27,730		Home Depot, Inc.	1,057,622
23,210	@, L	Kohl’s Corp.	1,164,678
14,600		Lowe’s Cos., Inc.	940,240
56,850		OfficeMax, Inc.	1,800,439
7,380	L	Outback Steakhouse, Inc.	270,108
37,320		Petsmart, Inc.	812,830
45,880		Staples, Inc.	978,162
22,590		Target Corp.	1,173,099
37,570		TJX Cos., Inc.	769,434
76,110		Wal-Mart Stores, Inc.	3,335,140

			18,725,520

		Semiconductors: 4.2%
33,630		Analog Devices, Inc.	1,249,018
62,100		Intel Corp.	1,530,765
14,290	L	KLA-Tencor Corp.	696,781
73,640	@, L	PMC — Sierra, Inc.	648,768
5,660	@@, #	Samsung Electronics Co., Ltd. GDR	1,597,734
96,374	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	792,194
23,010	L	Texas Instruments, Inc.	780,039
43,250		Xilinx, Inc.	1,204,513

			8,499,812

		Software: 5.5%
12,723	@	Activision, Inc.	260,185
24,300	L	Adobe Systems, Inc.	725,355
169,880	@	Compuware Corp.	1,613,860
27,770	@, L	Electronic Arts, Inc.	1,579,835
13,330	@@, L	Infosys Technologies Ltd. ADR	990,153
15,680	@, L	Mercury Interactive Corp.	620,928
118,450	L	Microsoft Corp.	3,047,719
178,080	@	Oracle Corp.	2,206,411

			11,044,446

PORTFOLIO OF INVESTMENTS
ING MFS Capital Opportunities Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 12.6%
31,530	@, @@, L	Amdocs Ltd.	$874,327
200,490	@	Cisco Systems, Inc.	3,594,786
18,100	@	Comverse Technology, Inc.	475,487
94,010	@	Corning, Inc.	1,817,213
1,575	@	Enterasys Networks, Inc.	2,111
161,890	@@, L	Nokia Oyj ADR	2,737,560
1,407,540	@, @@	Nortel Networks Corp.	4,588,580
47,300		QUALCOMM, Inc.	2,116,675
179,450		Sprint Nextel Corp.	4,267,321
146,820		Verizon Communications, Inc.	4,799,546

			25,273,606

		Textiles: 0.5%
24,740	L	Cintas Corp.	1,015,577

			1,015,577

		Toys/Games/Hobbies: 0.6%
68,440	L	Mattel, Inc.	1,141,579

			1,141,579

		Transportation: 0.7%
7,500		FedEx Corp.	653,475
11,660	L	United Parcel Service, Inc.	806,056

			1,459,531

		Total Common Stock
		(Cost $184,538,568)	198,327,893

PORTFOLIO OF INVESTMENTS
ING MFS Capital Opportunities Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

Short-Term Investment: 23.5%
		Securities Lending Collateralcc 23.5%
$47,176,826		The Bank of New York Institutional Cash Reserves		$47,176,826

		Total Securities Lending Collateral
		(Cost $47,176,826)		47,176,826

		Total Short-Term Investments
		(Cost $47,176,826)		47,176,826

		Total Investments in Securities
		(Cost $231,715,394)*	122.4%	$245,504,719
		Other Assets and Liabilities-Net	(22.4)	(44,993,788)

		Net Assets	100.0%	$200,510,931

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $234,876,230.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$18,089,220
		Gross Unrealized Depreciation		(7,460,731)

		Net Unrealized Appreciation		$10,628,489

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 98.3%
		Australia: 0.6%
320,121		Australia & New Zealand Banking Group Ltd.	$5,869,575
3,057,711		Macquarie Airports	7,679,602

			13,549,177

		Barbados: 0.4%
83,400		Everest Re Group Ltd.	8,164,860

			8,164,860

		Bermuda: 0.9%
427,000		ACE Ltd.	20,098,890

			20,098,890

		Brazil: 1.7%
371,900	L	Cia de Bebidas das Americas ADR	13,827,242
854,200		Contax Participacoes SA	530,595
629,300	L	Empresa Brasileira de Aeronautica SA ADR	24,290,980

			38,648,817

		Canada: 2.2%
704,300	L	Husky Energy, Inc.	39,183,742
219,700	L	Manulife Financial Corp.	11,736,516

			50,920,258

		Finland: 0.4%
412,800		Fortum Oyj	8,311,463
35,975	@	Neste Oil Oyj	1,332,156

			9,643,619

		France: 6.9%
117,304		Cie Generale D’Optique Essilor Intl. SA	9,741,713
598,474		France Telecom SA	17,271,641
324,437	@	JC Decaux SA	7,179,457
317,138		LVMH Moet Hennessy Louis Vuitton SA	26,259,764
454,419		Sanofi-Synthelabo SA	37,752,420
186,844		Societe Generale	21,414,657
459,004		Technip SA	27,257,150
43,511		Total SA	11,881,862

			158,758,664

		Germany: 2.9%
179,558		Allianz AG	24,333,760
136,518		SAP AG	23,733,903
261,094		Siemens AG	20,239,689

			68,307,352

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Hong Kong: 1.4%
5,265,000		Hong Kong & China Gas	$10,884,172
939,000		Hutchison Whampoa Intl. Ltd.	9,731,214
1,961,000		Television Broadcasts Ltd.	11,994,386

			32,609,772

		India: 3.0%
3,762,784		Hindustan Lever Ltd.	15,514,958
453,300		ICICI Bank Ltd. ADR	12,805,725
503,207		Infosys Technologies Ltd.	28,904,622
3,320,776		Zee Telefilms Ltd.	13,048,199

			70,273,504

		Ireland: 0.5%
840,917		Anglo Irish Bank Corp. PLC	11,484,004

			11,484,004

		Italy: 0.5%
387,956	L	ENI S.p.A.	11,544,413

			11,544,413

		Japan: 10.2%
136,900		Canon, Inc.	7,441,199
493,800		Chugai Pharmaceutical Co. Ltd.	9,463,752
314,400		Credit Saison Co. Ltd.	13,900,645
82,400	L	Fanuc Ltd	6,712,421
588,800		Hoya Corp.	19,957,285
330,000		JGC Corp.	6,072,197
4,953		KDDI Corp.	28,156,041
44,500		Keyence Corp.	11,258,599
327,800		Murata Manufacturing Co. Ltd	18,432,878
108,800		Nidec Corp.	6,469,422
45,400		Nintendo Co. Ltd.	5,333,155
4,025	@	Resona Holdings, Inc.	10,467,278
1,228,000		Shionogi & Co. Ltd.	16,804,442
651,000	L	Shiseido Co. Ltd.	9,424,693
641,200		Sony Corp.	21,261,223
255,100		Square Enix Co. Ltd.	7,085,280
97,200		Takeda Chemical Industries Ltd.	5,828,312
438,600		Toyota Motor Corp.	20,270,387
225,000		Trend Micro, Inc.	7,191,840
4,314		Yahoo! Japan Corp.	5,112,545

			236,643,594

		Mexico: 1.8%
1,874,000		Fomento Economico Mexicano SA de CV	13,063,163
2,571,300		Grupo Modelo SA	8,297,862
284,900	L	Grupo Televisa SA ADR	20,430,179

			41,791,204

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Netherlands: 2.2%
688,973		European Aeronautic Defense and Space Co.	$24,536,274
980,177		Koninklijke Philips Electronics NV	26,229,010

			50,765,284

		Norway: 0.5%
919,900		Tandberg ASA	12,384,284

			12,384,284

		Portugal: 0.3%
2,324,954		Electricidade de Portugal SA	6,508,707

			6,508,707

		Singapore: 0.5%
3,864,800	@	Singapore Press Holdings Ltd.	10,590,016

			10,590,016

		South Korea: 2.6%
202,280		Hyundai Heavy Industries	15,099,696
41,600		Samsung Electronics Co. Ltd.	23,606,729
1,038,100	L	SK Telecom Co. Ltd. ADR	22,672,104

			61,378,529

		Spain: 0.5%
412,300		Inditex SA	12,149,151

			12,149,151

		Sweden: 5.2%
1,185,600		Hennes & Mauritz AB	42,514,164
517,796		Investor AB	8,082,638
18,967,400		Telefonaktiebolaget LM Ericsson	69,971,900

			120,568,702

		Switzerland: 2.8%
519,632		Credit Suisse Group	23,150,566
265,671		Novartis AG	13,567,390
204,218		Roche Holding AG	28,488,765

			65,206,721

		Taiwan: 0.6%
8,531,823		Taiwan Semiconductor Manufacturing Co. Ltd.	13,743,176

			13,743,176

		United Kingdom: 13.1%
745,734	@	3i Group PLC	10,336,882
335,500		BP PLC ADR	23,770,175
2,181,330		Cadbury Schweppes PLC	22,094,686
3,913,689		Dixons Group PLC	10,434,355
525,470		GUS PLC	7,950,809
1,322,032		HSBC Holdings PLC	21,470,484
1,111,523		Pearson PLC	12,986,704

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		United Kingdom: 13.1% (continued)
1,642,605		Peninsular and Oriental Steam Navigation Co.	$9,704,071
1,688,658		Prudential PLC	15,393,522
1,316,274		Reckitt Benckiser PLC	40,268,264
1,201,822		Royal Bank of Scotland Group PLC	34,241,838
1,732,173		Smith & Nephew PLC	14,597,409
27,637,443		Vodafone Group PLC	72,120,379
725,558		WPP Group PLC	7,421,736

			302,791,314

		United States: 36.6%
196,400		3M Co.	14,407,904
412,200	L	Adobe Systems, Inc.	12,304,170
1,539,700	@, L	Advanced Micro Devices, Inc.	38,800,440
253,500	@, L	Affymetrix, Inc.	11,719,305
273,400	@, L	Altera Corp.	5,224,674
85,800		Altria Group, Inc.	6,324,318
183,300	@, L	Amazon.com, Inc.	8,303,490
385,300		American Express Co.	22,131,632
299,100	@	Amgen, Inc.	23,829,297
103,700	@, L	Amylin Pharmaceuticals, Inc.	3,607,723
4,780	@, L	Berkshire Hathaway, Inc.	13,054,180
185,300		Boeing Co.	12,591,135
448,600	@	Boston Scientific Corp.	10,483,782
285,400	L	Burlington Resources, Inc.	23,208,728
584,000	@, L	Cadence Design Systems, Inc.	9,437,440
268,200	L	Carnival Corp.	13,404,636
307,500	L	ChevronTexaco Corp.	19,904,475
205,600		Circuit City Stores, Inc.	3,528,096
735,100	@	Cisco Systems, Inc.	13,180,343
133,500		Citigroup, Inc.	6,076,920
387,000	@	Coach, Inc.	12,136,320
1,478,400	@	Corning, Inc.	28,577,472
450,500	@, L	Cree, Inc.	11,271,510
752,600	@, L	eBay, Inc.	31,007,120
208,100		Emerson Electric Co.	14,941,580
214,700	@, L	Express Scripts, Inc.	13,354,340
336,400	@, L	Eyetech Pharmaceuticals, Inc.	6,041,744
345,200		Gap, Inc.	6,016,836
171,000	@	Genentech, Inc.	14,399,910
161,500	@	Genzyme Corp.	11,569,860
459,800	@	Gilead Sciences, Inc.	22,419,848
318,800		Gillette Co.	18,554,160
490,900	L	Global Santa Fe Corp.	22,394,858
222,300		International Business Machines Corp.	17,832,906
497,600	L	International Game Technology	13,435,200
210,400	@	International Rectifier Corp.	9,484,832
230,200	@, L	Intuit, Inc.	10,315,262
503,700		J.P. Morgan Chase & Co.	17,090,541
279,700	@, L	Juniper Networks, Inc.	6,654,063
178,500	L	Lockheed Martin Corp.	10,895,640

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		United States: 36.6% (continued)
95,000		Medtronic, Inc.	$5,093,900
1,252,800	L	Microsoft Corp.	32,234,544
459,600		Morgan Stanley	24,790,824
170,700	@, L	Nektar Therapeutics	2,893,365
455,400	L	Northern Trust Corp.	23,020,470
198,800		Northrop Grumman Corp.	10,804,780
1,774,700	@, L	Novell, Inc.	13,221,515
436,300		Pfizer, Inc.	10,894,411
454,400		Qualcomm, Inc.	20,334,400
360,200		Quest Diagnostics	18,204,508
379,900		Raytheon Co.	14,443,798
106,000	@, L	Silicon Laboratories, Inc.	3,221,340
4,209,539	@, L	Sirius Satellite Radio, Inc.	27,572,480
222,700	@, L	Starbucks Corp.	11,157,270
2,295,400	@, L	Sun Microsystems, Inc.	8,997,968
161,100		Tiffany & Co.	6,406,947
521,800	@, L	Transocean, Inc.	31,991,558
240,900		Wyeth	11,146,443

			846,347,211

		Total Common Stock
		(Cost $2,030,586,268)	2,274,871,223

Preferred Stock: 1.1%
		Brazil: 0.6%
854,200		Tele Norte Leste Participacoes SA	14,106,902

			14,106,902

		Germany: 0.5%
15,097		Porsche AG	11,637,903

			11,637,903

		Total Preferred Stock
		(Cost $22,320,092)	25,744,805

		Total Long-Term Investments:
		(Cost $2,052,906,360)	2,300,616,028

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

Short-Term Investments 13.4%
		Federal Home Loan Bank: 0.5%
$10,000,000		Discount Note, 3.000%, due 10/03/05		$9,997,500

		Total Federal Home Loan Bank
		(Cost $9,998,333)		9,997,500

		Securities Lending Collateralcc 12.9%
299,001,277		The Bank of New York Institutional Cash Reserves		299,001,277

		Total Securities Lending Collateral
		(Cost $299,001,277)		299,001,277

		Total Short-Term Investments
		(Cost $308,999,610)		308,998,777

		Total Investments in Securities
		(Cost $2,361,905,970)*	112.8%	$2,609,614,805
		Other Assets and Liabilities-Net	(12.8)	(295,533,967)

		Net Assets	100.0%	$2,314,080,838

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $2,366,257,480.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$276,418,822
		Gross Unrealized Depreciation		(33,061,497)

		Net Unrealized Appreciation		$243,357,325

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2005 (Unaudited)(continued)

Industry	Percent of Net Assets

Advertising	0.6%
Aerospace/Defense	4.2
Agriculture	0.3
Apparel	0.5
Auto Manufacturers	1.4
Banks	7.1
Beverages	1.5
Biotechnology	2.8
Computers	1.6
Cosmetics/Personal Care	1.2
Diversified Financial Services	3.6
Electric	0.6
Electrical Components and Equipment	0.6
Electronics	3.6
Engineering and Construction	0.3
Entertainment	0.6
Federal Home Loan Bank	0.4
Food	1.0
Gas	0.5
Hand/Machine Tools	0.3
Healthcare-Products	1.7
Healthcare-Services	0.8
Holding Companies-Diversified	1.6
Home Furnishings	0.9
Household Products/Wares	2.4
Insurance	4.0
Internet	2.2
Investment Companies	0.7
Leisure Time	0.6
Media	4.2
Miscellaneous Manufacturing	1.5
Office/Business Equipment	0.3
Oil and Gas	8.0
Oil and Gas Services	1.2
Pharmaceuticals	7.8
Retail	4.3
Semiconductors	4.6
Shipbuilding	0.7
Software	5.5
Telecommunications	13.2
Toys/Games/Hobbies	0.2
Transportation	0.4
Venture Capital	0.4
Securities Lending Collateral	12.9
Other Assets and Liabilities, Net	(12.8)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 2.3%
		Advertising: 0.0%
2,870	@@	PagesJaunes SA	$78,764

			78,764

		Aerospace/Defense: 0.0%
12,570	@@	BAE Systems PLC	76,501

			76,501

		Agriculture: 0.0%
1,050		Altria Group, Inc.	77,396

			77,396

		Apparel: 0.0%
1,310		Reebok International Ltd.	74,107

			74,107

		Auto Manufacturers: 0.0%
1,440	@@	DaimlerChrysler AG	76,821

			76,821

		Auto Parts & Equipment: 0.0%
14,100	@@	GKN PLC	73,627
4,530	@, L	Goodyear Tire & Rubber Co.	70,623

			144,250

		Banks: 0.1%
1,020	@@	BNP Paribas	77,858
9,050	@@	Lloyds TSB Group PLC	74,709
2,010	L	National City Corp.	67,215
690	@@	Societe Generale	79,083

			298,865

		Beverages: 0.0%
8,920	@@	Scottish & Newcastle PLC	73,276

			73,276

		Building Materials: 0.1%
5,620	@@	BPB PLC	73,450
7,100	@@	Hanson PLC	74,043
31,150	@@	Pilkington PLC	76,505

			223,998

		Chemicals: 0.0%
1,230		Ashland, Inc.	67,945
18,000	@@	Tosoh Corp.	76,948

			144,893

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 0.0%
680		Lehman Brothers Holdings, Inc.	$79,206

			79,206

		Electric: 0.2%
2,390	@, L	Allegheny Energy, Inc.	73,421
1,950		American Electric Power Co., Inc.	77,415
4,570	@, L	CMS Energy Corp.	75,176
2,540	L	Duke Energy Corp.	74,092
780	@@	E.ON AG	72,116
1,620		Edison International	76,594
1,110	@@	RWE AG	73,665
4,190	@@	Scottish & Southern Energy PLC	76,389
8,200	@@	Scottish Power PLC	82,841
2,550	@@	Suez SA	73,910
720		TXU Corp.	81,274

			836,893

		Engineering & Construction: 0.1%
1,820	@@	Hochtief AG	81,270
840	@@, L	Vinci SA	72,596

			153,866

		Gas: 0.0%
1,640		Sempra Energy	77,178

			77,178

		Healthcare — Services: 0.0%
1,540	@	Humana, Inc.	73,735

			73,735

		Home Builders: 0.1%
1,090		Centex Corp.	70,392
1,930		DR Horton, Inc.	69,905
1,000	L	KB Home	73,200
1,680		Pulte Homes, Inc.	72,105

			285,602

		Home Furnishings: 0.0%
950	L	Whirlpool Corp.	71,982

			71,982

		Insurance: 0.1%
840	L	Chubb Corp.	75,222
640		Cigna Corp.	75,430
830		Loews Corp.	76,700

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 0.1% (continued)
6,580	@@	Resolution PLC	$72,701
1,710		St. Paul Travelers Cos., Inc.	76,728
3,790	L	UnumProvident Corp.	77,695

			454,476

		Internet: 0.0%
7,000	@@, L	Matsui Securities Co. Ltd.	85,575

			85,575

		Investment Companies: 0.3%
6,060	L	Energy Select Sector SPDR Fund	325,422
10,410	L	Financial Select Sector SPDR Fund	307,303
11,230	L	Materials Select Sector SPDR Fund	308,488

			941,213

		Iron/Steel: 0.2%
3,370	@@	Arcelor	79,004
15,000	@@	Daido Steel Co. Ltd.	96,948
25,000	@@	Nippon Steel Corp.	94,241
1,280		Nucor Corp.	75,507
32,000	@@	Sumitomo Metal Industries Ltd.	112,769
3,890	@@	ThyssenKrupp AG	81,690
5,100	@@	Tokyo Steel Manufacturing Co. Ltd.	79,941
1,690	L	United States Steel Corp.	71,571

			691,671

		Leisure Time: 0.0%
20,160	@@	First Choice Holidays PLC	75,588
3,140	@@	TUI AG	67,173

			142,761

		Machinery — Diversified: 0.1%
10,000	@@	Amada Co. Ltd.	80,299
840	L	Cummins, Inc.	73,912
12,000	@@	Kubota Corp.	83,728
1,480	@@	MAN AG	76,196

			314,135

		Mining: 0.0%
670	@, L	Phelps Dodge Corp.	87,053

			87,053

		Miscellaneous Manufacturing: 0.0%
6,000	@@, L	Nikon Corp.	76,215

			76,215

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Oil & Gas: 0.3%
560	L	Amerada Hess Corp.	$77,000
800		Anadarko Petroleum Corp.	76,600
1,050		Apache Corp.	78,981
990	L	Burlington Resources, Inc.	80,507
1,110		ConocoPhillips	77,600
1,200		Devon Energy Corp.	82,368
1,120		EOG Resources, Inc.	83,888
1,122	L	Marathon Oil Corp.	77,340
11,000	@@	Nippon Mining Holdings, Inc.	86,864
880		Occidental Petroleum Corp.	75,178
2,190	@@	Royal Dutch Shell PLC	75,859
960		Sunoco, Inc.	75,072
7,000	@@	TonenGeneral Sekiyu KK	81,227
680		Valero Energy Corp.	76,881

			1,105,365

		Oil & Gas Services: 0.1%
1,140		Halliburton Co.	78,113
1,160	@, L	National-Oilwell, Inc.	76,328

			154,441

		Pharmaceuticals: 0.1%
1,250	@	Express Scripts, Inc.	77,750
6,000	@@	Shionogi & Co. Ltd.	82,106

			159,856

		Pipelines: 0.0%
760	L	Kinder Morgan, Inc.	73,082

			73,082

		Real Estate: 0.0%
3,510	@@	IVG Immobilien AG	72,828

			72,828

		Real Estate Investment Trust: 0.1%
9,400	@, L	Criimi MAE, Inc.	161,774
620	@@	Gecina SA	73,685
750	@@	Klepierre	75,561
520	@@	Unibail	75,644
850	L	Vornado Realty Trust	73,627

			460,291

		Retail: 0.1%
1,900	@@	Douglas Holding AG	72,507
1,100		Federated Department Stores	73,557
2,440	@	Office Depot, Inc.	72,468
560	@, L	Sears Holdings Corp.	69,675

			288,207

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Semiconductors: 0.0%
1,300	@@, L	Tokyo Electron Ltd.	$69,735

			69,735

		Software: 0.1%
1,700	@	Autodesk, Inc.	78,948
10,740	@, L	Novell, Inc.	80,013

			158,961

		Telecommunications: 0.1%
3,920	@@	Deutsche Telekom AG	71,661
3,300		Motorola, Inc.	72,897
23,000	@@	Oki Electric Industry Co. Ltd.	78,656

			223,214

		Transportation: 0.0%
3,500	@@	Exel PLC	76,021
14,000	@@	Keisei Electric Railway Co. Ltd.	77,346

			153,367

		Water: 0.1%
6,070	@@	Kelda Group PLC	75,473
6,450	@@	United Utilities PLC	74,605
1,820	@@	Veolia Environnement	77,188

			227,266

		Total Common Stock
		(Cost $7,912,951)	8,787,045

Preferred Stock: 0.2%
		Diversified Financial Services: 0.1%
5,400	C	Chevy Chase Preferred Capital Corp.	305,370

			305,370

		Savings & Loans: 0.1%
18,450	C	Chevy Chase Bank	525,364

			525,364

		Total Preferred Stock
		(Cost $831,478)	830,734

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

Equity Linked Securities: 3.8%
		Sovereign: 3.8%
$200,000,000	@@	Barclays RUB Treasury Bill, 5.460%, due 08/18/08	$6,060,898
679,800	@@	Brazil Government Bond, 0.250%, due 01/02/15	92,550
780,000	@@	Citibank BRL Treasury Bill, 0.000%, due 10/04/05	350,451
1,960,000	@@	Citibank BRL Treasury Bill, 18.120%, due 07/03/07	667,034
410,000,000	@@	Citibank COP Treasury Bill, 11.000%, due 07/24/20	217,439
4,119,070	@@	Citibank DOP Treasury Bill, 11.730%, due 03/10/06	124,446
2,260,000	@@	Citibank DOP Treasury Bill, 12.200%, due 04/27/06	67,106
3,190,000	@@	Citibank DOP Treasury Bill, 12.320%, due 03/31/06	95,483
6,660,000	@@	Citibank DOP Treasury Bill, 12.410%, due 05/02/06	197,216
7,210,000	@@	Citibank DOP Treasury Bill, 12.810%, due 05/12/06	212,327
9,500,000	@@	Citibank DOP Treasury Bill, 13.520%, due 07/07/06	273,328
8,200,000	@@	Citibank DOP Treasury Bill, 17.000%, due 03/12/07	262,217
400,000	@@	Credit Suisse First Boston UKR Treasury Bill, 0.000%, due 12/30/09	93,396
1,090,000	@@	Deutsche Bank ARG Treasury Bill, 0.000%, due 12/21/11	891,487
1,730,000	@@	Deutsche Bank EGP Treasury Bill, 8.290%, due 01/17/06	292,989
960,000	@@	Deutsche Bank EGP Treasury Bill, 8.770%, due 03/09/06	160,417
157,867	@@	Deutsche Bank IDR Treasury Bill, 0.000%, due 06/22/13	158,672
516,000	@@	Deutsche Bank Moscow Treasury Bill, 10.000%, due 03/30/10	20,422
1,440,000	@@	FIB UKR Treasury Bill, 11.940%, due 12/30/09	336,227
1,480,000	@@	J.P. Morgan BRL Treasury Bill, 0.250%, due 01/02/15	201,491
2,430,000	@@	J.P. Morgan BRL Treasury Bill, 22.960%, due 06/01/13	392,568
1,360,000	@@	J.P. Morgan PEN Treasury Bill, 13.210%, due 09/02/15	174,346
505,000	@@	J.P. Morgan SWAZ Treasury Bill, 0.000%, due 06/20/10	506,076
1,500,000	@@	Morgan Stanley BRL Treasury Bill, 15.450%, due 01/02/14	654,176
300,000	@@	Salomon Brothers UKR Treasury Bill, 11.940%, due 01/02/10	70,099
260,000	@@	Turkey Treasury Bill, 0.000%, due 07/05/06	173,442
1,305,000	@@	UBS BRL Treasury Bill, (0.900)%, due 04/20/10	1,360,462
1,800,000	@@	Ukraine Treasury Bill, 5.592%, due 05/16/07	358,358

		Total Equity-Linked Securities
		(Cost $14,438,064)	14,465,123

No. of Contracts		Value

Options: 0.0%
5,910,000	AUD Call Swaption, Strike Price 5.665, expires 02/09/06	9,295
1,950,000	BRL Call Swaption, Strike Price 16.500, expires 10/03/05	9
22,500,000	MXN Call Swaption, Strike Price 9.020, expires 11/10/05	15,787
22,400,000	MXN Call Swaption, Strike Price 9.230, expires 12/08/05	25,956
22,090,000	MXN Call Swaption, Strike Price 9.320, expires 12/27/05	31,677
19,100,000	MXN Call Swaption, Strike Price 9.400, expires 10/11/05	20,172
38,400,000	MXN Call Swaption, Strike Price 9.420, expires 12/02/05	69,141
400,000	MXN Call Option, Strike Price 11.449, expires 10/12/05	(2,463)
	Total Purchased Options

	(Cost $166,242)	169,574

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

Corporate Bonds/Notes: 30.2%
		Advertising: 0.2%
$378,000	#, C, L	Lamar Media Corp., 6.625%, due 08/15/15	$386,505
150,000	C	RH Donnelley Corp., 6.875%, due 01/15/13	142,875
300,000	C	Vertis, Inc., 9.750%, due 04/01/09	311,250

			840,630

		Aerospace/Defense: 0.3%
50,000	C	L-3 Communications Corp., 5.875%, due 01/15/15	48,625
100,000	C	L-3 Communications Corp., 6.125%, due 01/15/14	99,500
525,000	#, C	L-3 Communications Corp., 6.375%, due 10/15/15	531,562
400,000	C	TransDigm, Inc., 8.375%, due 07/15/11	421,000

			1,100,687

		Agriculture: 0.0%
90,000	#, C	R.J. Reynolds Tobacco Holdings, Inc., 6.500%, due 07/15/10	90,225

			90,225

		Airlines: 0.0%
50,000		AMR Corp., 9.000%, due 08/01/12	35,500

			35,500

		Apparel: 0.3%
85,000	C	Levi Strauss & Co., 8.254%, due 04/01/12	85,212
872,000	C, L	Levi Strauss & Co., 9.750%, due 01/15/15	893,800
125,000	#, C	Quiksilver, Inc., 6.875%, due 04/15/15	120,625

			1,099,637

		Auto Manufacturers: 0.0%
40,000	C, L	Navistar International Corp., 6.250%, due 03/01/12	38,200

			38,200

		Auto Parts & Equipment: 0.5%
400,000	C, L	Dura Operating Corp., 8.625%, due 04/15/12	358,000
500,000	C, L	Goodyear Tire & Rubber Co., 7.857%, due 08/15/11	486,250
270,000	#, C, L	Goodyear Tire & Rubber Co., 9.000%, due 07/01/15	267,300
550,000	C, L	Tenneco Automotive, Inc., 8.625%, due 11/15/14	556,875
149,000	C	TRW Automotive, Inc., 10.125%, due 02/15/13	207,486
50,000	C, L	Visteon Corp., 7.000%, due 03/10/14	43,625
100,000	C, L	Visteon Corp., 8.250%, due 08/01/10	95,500

			2,015,036

		Banks: 1.1%
330,000	@@	Dresdner Bank AG for Ukreximbank, 8.750%, due 02/10/10	346,088
290,000	@@	HSBC Bank PLC, 11.420%, due 07/08/09	201,840
920,000	@@	HSBC Bank PLC, 12.510%, due 01/12/10	555,220
290,000	@@	HSBC Bank PLC, 15.160%, due 03/09/09	189,660
730,000	@@, #	Kuznetski Capital for Bank of Moscow, 7.375%, due 11/26/10	771,975

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Banks: 1.1% (continued)
$830,000	@@, C	UBS Luxembourg SA for Sberbank, 6.230%, due 02/11/15	$849,754
1,170,000	@@, #	VTB Capital SA, 6.250%, due 07/02/35	1,221,187

			4,135,724

		Beverages: 0.0%
90,000	@@, #	Argentine Beverages Financial Trust, 7.375%, due 03/22/12	93,375

			93,375

		Building Materials: 0.1%
300,000	#, C, L	Goodman Global Holding Co., Inc., 7.875%, due 12/15/12	273,000
50,000	C	Nortek Inc-Old, 8.500%, due 09/01/14	46,250
135,000	+, C, L	NTK Holdings, Inc., 6.900%, due 03/01/14	76,275

			395,525

		Chemicals: 0.6%
50,000	C	Equistar Chemicals LP, 8.750%, due 02/15/09	52,250
1,190,000	#, C, L	Huntsman International LLC, 7.375%, due 01/01/15	1,145,375
50,000	#, C	Innophos, Inc., 8.875%, due 08/15/14	51,375
700,000	C	Lyondell Chemical Co., 9.625%, due 05/01/07	738,500
75,000	C, L	Lyondell Chemical Co., 10.500%, due 06/01/13	85,125
300,000	C	PolyOne Corp., 10.625%, due 05/15/10	310,500

			2,383,125

		Coal: 0.2%
400,000	C, L	Foundation PA Coal Co., 7.250%, due 08/01/14	419,000
400,000	C, L	Peabody Energy Corp., 6.875%, due 03/15/13	420,000

			839,000

		Commercial Services: 0.4%
400,000	C	Alderwoods Group, Inc., 7.750%, due 09/15/12	422,000
85,000	C	Corrections Corp. of America, 6.250%, due 03/15/13	84,575
110,000	#, C	DynCorp International, 9.500%, due 02/15/13	115,500
200,000	C	Iron Mountain, Inc., 7.750%, due 01/15/15	204,000
600,000	C, L	United Rentals North America, Inc., 7.000%, due 02/15/14	559,500

			1,385,575

		Computers: 0.2%
135,000	#, C, L	Sungard Data Systems, Inc., 9.125%, due 08/15/13	140,569
555,000	#, C	Sungard Data Systems, Inc., 10.250%, due 08/15/15	564,712

			705,282

		Diversified Financial Services: 7.1%
200,000	C	Alamosa Delaware, Inc., 8.500%, due 01/31/12	214,500
25,000	C	ACL Finance Corp., 9.500%, due 02/15/15	27,125
250,000	@@	Arbor I Ltd., 17.410%, due 03/15/06	249,988
250,000	@@, #	Aries Vermoegensverwaltungs GmbH, 7.750%, due 10/25/09	354,763
500,000	@@	Aries Vermoegensverwaltungs GmbH, 9.600%, due 10/25/14	661,234
700,000	C, L	BCP Crystal US Holdings Corp., 9.625%, due 06/15/14	782,250
250,000	#	Cascadia Ltd., 6.915%, due 06/13/08	250,500

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Diversified Financial Services: 7.1% (continued)
$45,000	#, C, L	CCM Merger, Inc., 8.000%, due 08/01/13	$45,619
60,000	+, C, L	Crystal US Sub 3 Corp., 3.920%, due 10/01/14	42,300
16,190,460	#, L	Dow Jones CDX NA HY, 8.250%, due 06/29/10	16,109,508
54,000	#, C	E*TRADE Financial Corp., 7.375%, due 09/15/13	54,810
150,000	#, C	E*TRADE Financial Corp., 8.000%, due 06/15/11	155,625
500,000	L	Ford Motor Credit Co., 5.625%, due 10/01/08	472,798
180,000		Ford Motor Credit Co., 7.375%, due 10/28/09	174,020
425,000	L	General Motors Acceptance Corp., 5.850%, due 01/14/09	396,040
150,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	136,603
400,000	L	General Motors Acceptance Corp., 7.250%, due 03/02/11	372,358
250,000	@@, #	Helix 04 Ltd., 9.420%, due 06/30/09	246,040
50,000		Milacron Escrow Corp., 11.500%, due 05/15/11	49,250
1,600,000	@@, #, C	Petroleum Export Ltd., 5.265%, due 06/15/11	1,595,406
250,000	@@, #	Pioneer 2002 Ltd., 8.160%, due 06/15/06	252,262
250,000	@@, #	Pioneer 2002 Ltd., 8.660%, due 06/15/06	251,300
250,000	@@, #	Pioneer 2002 Ltd., 9.410%, due 06/15/06	249,775
500,000	@@, #	Pioneer 2002 Ltd., 9.410%, due 06/15/06	505,575
500,000	#, C	Rainbow National Services LLC, 8.750%, due 09/01/12	535,625
250,000	@@, #	Redwood Capital V Ltd., 7.700%, due 01/09/07	250,290
400,000	C	Sensus Metering Systems, Inc., 8.625%, due 12/15/13	370,000
1,853,659	#, L	TRAINS, 7.651%, due 06/15/15	1,891,568
190,000	C, L	Universal City Development Partners, 11.750%, due 04/01/10	215,650

			26,912,782

		Electric: 1.5%
75,000	C, L	AES Corp., 7.750%, due 03/01/14	79,875
225,000	@@, C, L	Calpine Canada Energy Finance Ulc, 8.500%, due 05/01/08	135,563
546,840	#, C, L	Calpine Corp., 9.349%, due 07/15/07	421,067
200,000	C, L	CMS Energy Corp., 7.500%, due 01/15/09	210,500
475,000	@@, #	Eletropaulo Metropolitana de Sao Paulo SA, 19.125%, due 06/28/10	229,306
48,872	#, C	FPL Energy National Wind, 5.608%, due 03/10/24	48,709
29,217	#, C	FPL Energy National Wind, 6.125%, due 03/25/19	28,902
740,000	C	Midwest Generation LLC, 8.750%, due 05/01/34	827,875
565,000	C, L	NRG Energy, Inc., 8.000%, due 12/15/13	604,550
705,000	C	Reliant Resources, Inc., 9.500%, due 07/15/13	782,550
507,000	#, C	Sierra Pacific Resources, 6.750%, due 08/15/17	510,802
242,000	C	TECO Energy, Inc., 7.200%, due 05/01/11	257,730
584,000	#, C, L	Texas Genco LLC, 6.875%, due 12/15/14	597,140
800,000	C, L	TXU Corp., 5.550%, due 11/15/14	763,462
155,000	C, L	TXU Corp., 6.550%, due 11/15/34	144,631

			5,642,662

		Electronics: 0.2%
579,000	@@, C, L	Flextronics International Ltd., 6.250%, due 11/15/14	579,000
60,000	C, L	Sanmina-SCI Corp., 6.750%, due 03/01/13	57,300

			636,300

		Entertainment: 1.5%
200,000	C, L	AMC Entertainment, Inc., 9.500%, due 02/01/11	191,000
390,000	C, L	AMC Entertainment, Inc., 9.875%, due 02/01/12	377,325
400,000	C	American Casino and Entertainment, 7.850%, due 02/01/12	414,500
800,000	C	Cinemark USA, Inc., 9.000%, due 02/01/13	830,000
600,000	C, L	Isle of Capri Casinos, Inc., 7.000%, due 03/01/14	578,250

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Entertainment: 1.5% (continued)
$40,000	C	Mohegan Tribal Gaming Authority, 6.125%, due 02/15/13	$40,000
360,000	C	Mohegan Tribal Gaming Authority, 6.875%, due 02/15/15	369,000
200,000	C	Mohegan Tribal Gaming Authority, 8.000%, due 04/01/12	212,000
40,000	C	Penn National Gaming, Inc., 6.750%, due 03/01/15	39,400
150,000	C	Penn National Gaming, Inc., 6.875%, due 12/01/11	151,500
800,000	C, L	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	804,000
160,000	C, L	Six Flags Theme Parks, Inc., 8.875%, due 02/01/10	159,200
50,000	C	Six Flags Theme Parks, Inc., 9.625%, due 06/01/14	49,500
550,000	C, L	Six Flags Theme Parks, Inc., 9.750%, due 04/15/13	544,500
350,000	C	Vail Resorts, Inc., 6.750%, due 02/15/14	350,875
800,000	+, C, W	WMG Holdings Corp., 3.830%, due 12/15/14	564,000

			5,675,050

		Environmental Control: 0.3%
150,000	#, C, L	Allied Waste North America, Inc., 7.250%, due 03/15/15	148,500
600,000	C, L	Allied Waste North America, Inc., 7.375%, due 04/15/14	567,000
450,000	C, L	Allied Waste North America, Inc., 8.875%, due 04/01/08	471,375

			1,186,875

		Food: 0.2%
300,000	@@, C	Burns Philp Capital Pty Ltd., 9.750%, due 07/15/12	337,500
35,000	#, C	Del Monte Corp., 6.750%, due 02/15/15	35,350
160,000	C	Del Monte Corp., 8.625%, due 12/15/12	172,800
350,000	C	Doane Pet Care Co., 10.750%, due 03/01/10	383,250

			928,900

		Forest Products & Paper: 0.3%
55,000	C	Boise Cascade LLC, 6.474%, due 10/15/12	54,863
105,000	C, L	Boise Cascade LLC, 7.125%, due 10/15/14	100,012
536,000	C	Georgia-Pacific Corp., 8.125%, due 05/15/11	594,960
212,000	C	Georgia-Pacific Corp., 9.375%, due 02/01/13	237,440
250,000	C	Inland Fiber Group LLC, 9.625%, due 11/15/07	116,250
60,000	C	Mercer International, Inc.-Sbi, 9.250%, due 02/15/13	51,300
24,000	@@, C	Tembec Industries, Inc., 8.500%, due 02/01/11	15,780

			1,170,605

		Healthcare — Products: 0.1%
105,000		Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	113,400
400,000	C	MedQuest, Inc., 11.875%, due 08/15/12	424,000

			537,400

		Healthcare — Services: 1.2%
45,000		Coventry Health Care, Inc., 6.125%, due 01/15/15	46,350
85,000	C, L	DaVita, Inc., 6.625%, due 03/15/13	86,488
770,000	C, L	DaVita, Inc., 7.250%, due 03/15/15	784,437
100,000	C, L	Genesis HealthCare Corp., 8.000%, due 10/15/13	108,250
181,000	C, L	HCA, Inc., 6.300%, due 10/01/12	180,816
779,000	C, L	HCA, Inc., 6.375%, due 01/15/15	774,599
400,000	C, L	HCA, Inc., 8.750%, due 09/01/10	443,760
633,000	C, L	Healthsouth Corp., 7.625%, due 06/01/12	595,020
50,000	C	Healthsouth Corp., 8.375%, due 10/01/11	47,875

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Healthcare — Services: 1.2% (continued)
$90,000	#, C	Psychiatric Solutions, Inc., 7.750%, due 07/15/15	$93,375
385,000	C, L	Select Medical Corp., 7.625%, due 02/01/15	370,563
518,000	C, L	Tenet Healthcare Corp., 9.875%, due 07/01/14	543,900
475,000	C, L	Triad Hospitals, Inc., 7.000%, due 11/15/13	483,312
55,000	C	US Oncology, Inc., 9.000%, due 08/15/12	59,675

			4,618,420

		Holding Companies — Diversified: 0.4%
65,000	@@, C, L	JSG Funding PLC, 7.750%, due 04/01/15	55,575
1,055,000	@@, #, C, L	Nell AF SARL, 8.375%, due 08/15/15	1,036,537
400,000	@@, C	Stena AB, 7.500%, due 11/01/13	391,000

			1,483,112

		Home Builders: 0.2%
300,000	C	Beazer Homes USA, Inc., 8.375%, due 04/15/12	318,000
155,000	C, L	D.R. Horton, Inc., 4.875%, due 01/15/10	151,574
50,000	C, L	K Hovnanian Enterprises, Inc., 7.750%, due 05/15/13	51,187
55,000	C, L	KB Home, 5.750%, due 02/01/14	52,386
90,000	C	Meritage Homes Corp., 6.250%, due 03/15/15	82,800
50,000	C	Standard-Pacific Corp., 7.750%, due 03/15/13	50,625

			706,572

		Home Furnishings: 0.0%
100,000	C, L	Sealy Mattress Co., 8.250%, due 06/15/14	101,000

			101,000

		Household Products/Wares: 0.2%
50,000	C, L	Church & Dwight Co., Inc., 6.000%, due 12/15/12	49,000
500,000	C, L	Playtex Products, Inc., 9.375%, due 06/01/11	524,375

			573,375

		Insurance: 0.2%
250,000	@@, #	Foundation Re Ltd., 7.897%, due 11/24/08	247,500
50,000	C	NYMAGIC, Inc., 6.500%, due 03/15/14	48,254
300,000	@@, #	Residential Reinsurance Ltd., 11.770%, due 06/06/08	276,000

			571,754

		Iron/Steel: 0.2%
650,000	C, L	AK Steel Corp., 7.750%, due 06/15/12	602,875

			602,875

		Leisure Time: 0.1%
40,000	C	Leslie’s Poolmart, 7.750%, due 02/01/13	40,600
155,000	@@	Royal Caribbean Cruises Ltd., 6.875%, due 12/01/13	161,588

			202,188

		Lodging: 1.1%
400,000	C	Boyd Gaming Corp., 8.750%, due 04/15/12	433,000
400,000	C	Caesars Entertainment, Inc., 7.875%, due 03/15/10	437,000

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Lodging: 1.1% (continued)
$300,000	C	Gaylord Entertainment Co., 8.000%, due 11/15/13	$316,500
700,000		ITT Corp., 6.750%, due 11/15/05	703,299
180,000	@@, #, C	Kerzner International Ltd., 6.750%, due 10/01/15	175,275
300,000	#, C, L	MGM Mirage, 6.625%, due 07/15/15	298,125
500,000	C, L	MGM Mirage, 8.375%, due 02/01/11	540,000
65,000	C	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, due 05/01/12	71,175
572,000	C, L	Station Casinos, Inc., 6.500%, due 02/01/14	574,860
90,000	#, C	Station Casinos, Inc., 6.875%, due 03/01/16	91,688
726,000	C, L	Wynn Las Vegas Capital Corp., 6.625%, due 12/01/14	697,867

			4,338,789

		Machinery — Construction & Mining: 0.2%
600,000	C	Terex Corp., 7.375%, due 01/15/14	609,000

			609,000

		Media: 2.1%
200,000	**	Adelphia Communications Corp., 0.000%, due 06/15/11	153,000
400,000	C	Allbritton Communications Co., 7.750%, due 12/15/12	399,000
300,000	C, L	American Media Operations, Inc., 10.250%, due 05/01/09	293,250
150,000	+, C	Charter Communications Holdings LLC, 5.930%, due 05/15/11	108,000
1,497,000	#, C, L	Charter Communications, Inc., 8.375%, due 04/30/14	1,511,970
100,000	@@, C	Corus Entertainment, Inc., 8.750%, due 03/01/12	107,625
94,000		CSC Holdings, Inc., 7.625%, due 04/01/11	92,825
220,000	C, L	Dex Media East LLC, 12.125%, due 11/15/12	258,500
225,000	C	Dex Media Finance/West, 9.875%, due 08/15/13	249,469
1,080,000	C	Dex Media, Inc., 8.000%, due 11/15/13	1,115,100
534,000	C	DIRECTV Holdings, 8.375%, due 03/15/13	585,397
798,000	C	Echostar DBS Corp., 6.625%, due 10/01/14	794,010
139,000	C, L	Echostar DBS Corp., 9.125%, due 01/15/09	146,645
700,000	C, L	Granite Broadcasting Corp., 9.750%, due 12/01/10	644,000
55,000	C	LIN Television Corp., 6.500%, due 05/15/13	52,388
110,000	#, C, L	Mediacom Broadband LLC, 8.500%, due 10/15/15	106,700
400,000	C, L	Mediacom LLC, 9.500%, due 01/15/13	399,000
850,000	C, L	Medianews Group, Inc., 6.875%, due 10/01/13	847,875
75,000	C	Sinclair Broadcast Group, Inc., 8.000%, due 03/15/12	77,156

			7,941,910

		Metal Fabricate/Hardware: 0.1%
350,000	C	Trimas Corp., 9.875%, due 06/15/12	288,750

			288,750

		Mining: 0.2%
450,000	@@, #	ALROSA Finance SA, 8.875%, due 11/17/14	534,375
130,000	@@, #, C	Novelis, Inc., 7.250%, due 02/15/15	123,500

			657,875

		Oil & Gas: 2.1%
850,000	C	Chesapeake Energy Corp., 6.875%, due 01/15/16	875,500
70,000	#, C	Clayton Williams Energy, Inc., 7.750%, due 08/01/13	68,775
25,000	C	Delta Petroleum Corp., 7.000%, due 04/01/15	24,000

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Oil & Gas: 2.1% (continued)
$610,000		El Paso CGP Co., 7.625%, due 09/01/08	$622,962
681,000	C	El Paso Production Holding Co., 7.750%, due 06/01/13	715,050
120,000	C	Forest Oil Corp., 8.000%, due 12/15/11	133,200
1,761,000	@@	Gazprom International SA, 7.201%, due 02/01/20	1,926,710
700,000	@@	Naftogaz Ukrainy, 8.125%, due 09/30/09	743,540
600,000	C	Newfield Exploration Co., 6.625%, due 09/01/14	627,000
75,000		Pemex Project Funding Master Trust, 6.125%, due 08/15/08	77,438
25,000		Pemex Project Funding Master Trust, 8.625%, due 02/01/22	30,625
65,000	C	Premcor Refining Group, Inc./The, 9.500%, due 02/01/13	73,613
40,000	C	Range Resources Corp., 6.375%, due 03/15/15	40,500
650,000	C, L	Stone Energy Corp., 6.750%, due 12/15/14	641,875
572,000	@@, #	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	587,730
72,000	C	Tesoro Corp., 8.000%, due 04/15/08	75,420
700,000	C	Whiting Petroleum Corp., 7.250%, due 05/01/12	715,750

			7,979,688

		Oil & Gas Services: 0.0%
153,000	@@, #, C, L	Titan Petrochemicals Group Ltd., 8.500%, due 03/18/12	148,028

			148,028

		Packaging & Containers: 1.4%
500,000	C	Graphic Packaging International Corp., 8.500%, due 08/15/11	492,500
150,000	C	Owens Brockway Glass Container, Inc., 6.750%, due 12/01/14	184,464
155,000	C	Owens Brockway Glass Container, Inc., 7.750%, due 05/15/11	161,975
72,000	C	Owens Brockway Glass Container, Inc., 8.750%, due 11/15/12	78,120
475,000	C	Owens Brockway Glass Container, Inc., 8.875%, due 02/15/09	501,125
1,905,000	L	Owens-Illinois, Inc., 7.350%, due 05/15/08	1,952,625
695,000	L	Owens-Illinois, Inc., 8.100%, due 05/15/07	715,850
100,000	C, L	Pliant Corp., 11.125%, due 09/01/09	86,500
150,000	C, L	Solo Cup Co., 8.500%, due 02/15/14	133,500
1,100,000	C, L	Stone Container Corp., 8.375%, due 07/01/12	1,050,500
55,000	#, C	Tekni-Plex, Inc., 10.875%, due 08/15/12	59,125

			5,416,284

		Pharmaceuticals: 0.1%
365,000	@@, #, C	Fresenius Finance BV, 7.750%, due 04/30/09	466,466

			466,466

		Pipelines: 0.9%
37,000	C, L	Dynegy Holdings, Inc., 8.750%, due 02/15/12	40,330
560,000	#, C, L	Dynegy Holdings, Inc., 10.125%, due 07/15/13	627,200
335,000	C, L	El Paso Corp., 7.875%, due 06/15/12	348,400
185,771	#, C	Kern River Funding Corp., 4.893%, due 04/30/18	184,215
35,000	#, C, L	Pacific Energy Partners LP, 6.250%, due 09/15/15	35,262
155,000	C	Plains All America Pipeline, 5.625%, due 12/15/13	157,425
733,000	L	Tennessee Gas Pipeline Co., 7.500%, due 04/01/17	793,621
400,000	C	Williams Cos., Inc., 7.125%, due 09/01/11	421,000
72,000	C, L	Williams Cos., Inc., 7.625%, due 07/15/19	78,300
581,000	C, L	Williams Cos., Inc., 8.750%, due 03/15/32	688,485

			3,374,238

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Real Estate Investment Trust: 0.1%
$100,000	C, L	Host Marriott LP, 6.375%, due 03/15/15	$97,500
73,000		MeriStar Hospitality Corp., 9.125%, due 01/15/11	77,745
70,000	C	Trustreet Properties, Inc., 7.500%, due 04/01/15	71,925
70,000	#, C	Trustreet Properties, Inc., 7.500%, due 04/01/15	71,925

			319,095

		Retail: 0.4%
50,000	C, L	Finlay Fine Jewelry Corp., 8.375%, due 06/01/12	42,563
100,000	@@, C, L	Jean Coutu Group, Inc., 8.500%, due 08/01/14	100,000
555,000	#, C	Neiman-Marcus Group, Inc., 9.000%, due 10/15/15	559,162
280,000	#, C	Neiman-Marcus Group, Inc., 10.375%, due 10/15/15	280,000
300,000	C, L	Rite Aid Corp., 8.125%, due 05/01/10	307,500
155,000	#, C	School Specialty, Inc., 10.000%, due 10/01/13	156,162

			1,445,387

		Savings & Loans: 0.0%
65,000	C	Chevy Chase Bank FSB, 6.875%, due 12/01/13	67,113

			67,113

		Semiconductors: 0.4%
850,000	C	Advanced Micro Devices, Inc., 7.750%, due 11/01/12	875,500
300,000	L	Amkor Technology, Inc., 9.250%, due 02/15/08	282,750
210,000	C	Freescale Semiconductor, Inc., 6.875%, due 07/15/11	221,550
60,000	C, L	Freescale Semiconductor, Inc., 7.125%, due 07/15/14	64,200

			1,444,000

		Telecommunications: 3.0%
50,000	C	American Cellular Corp., 10.000%, due 08/01/11	54,750
1,000,000	C	American Tower Corp., 7.125%, due 10/15/12	1,055,000
48,000	C	AT&T Corp., 9.050%, due 11/15/11	54,300
200,000	C	AT&T Corp., 9.750%, due 11/15/31	254,250
136,000	C	Centennial Cellular Communications Corp., 10.125%, due 06/15/13	153,680
85,000	C, L	Cincinnati Bell, Inc., 7.000%, due 02/15/15	82,450
50,000	C	Dobson Cellular Systems, 8.375%, due 11/01/11	52,875
55,000	#, C	Dobson Communications Corp., 8.400%, due 10/15/12	54,519
515,000	@@, #, C	Intelsat Bermuda Ltd., 8.625%, due 01/15/15	527,875
375,000	C	L-3 Communications Corp., 9.125%, due 05/01/08	307,500
640,000	L	Lucent Technologies, Inc., 6.450%, due 03/15/29	563,200
900,000	C	MCI, Inc., 7.688%, due 05/01/09	936,000
285,000	C	Nextel Communications, Inc., 6.875%, due 10/31/13	302,782
932,000	C	Nextel Communications, Inc., 7.375%, due 08/01/15	998,598
50,000	C	Nextel Partners, Inc., 8.125%, due 07/01/11	54,250
800,000	C, L	PanAmSat Corp., 9.000%, due 08/15/14	848,000
50,000	+, C	PanAmSat Holding Corp., 4.040%, due 11/01/14	34,750
100,000	C, L	Qwest Capital Funding, Inc., 7.900%, due 08/15/10	99,750
750,000	C	Qwest Corp., 8.875%, due 03/15/12	823,125
350,000	C	Qwest Services Corp., 13.500%, due 12/15/10	402,500
825,000	C	Qwest Services Corp., 14.000%, due 12/15/14	1,004,437
280,000	@@, C	Rogers Wireless, Inc., 6.535%, due 12/15/10	293,300
568,000	@@, C	Rogers Wireless, Inc., 7.500%, due 03/15/15	614,860
200,000	C, L	Rural Cellular Corp., 9.750%, due 01/15/10	203,000

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Telecommunications: 3.0% (continued)
$400,000	C, L	Rural Cellular Corp., 9.875%, due 02/01/10	$422,000
550,000	C	SBA Communications Corp., 8.500%, due 12/01/12	600,875
68,000	C, W	SBA Telecommunications, Inc., 1.480%, due 12/15/11	62,050
295,000	C	Time Warner Telecom Holdings, Inc., 9.250%, due 02/15/14	300,163
25,000	C, L	Time Warner Telecom, Inc., 10.125%, due 02/01/11	25,875
40,000	C, L	Valor Telecommunications Enterprises LLC, 7.750%, due 02/15/15	39,000

			11,225,714

		Textiles: 0.3%
200,000	C	Collins & Aikman Floor Cover, 9.750%, due 02/15/10	194,000
703,000	#, C, L	INVISTA, 9.250%, due 05/01/12	768,027

			962,027

		Trucking & Leasing: 0.1%
170,000	C	Greenbrier Cos., Inc., 8.375%, due 05/15/15	177,650

			177,650

		Venture Capital: 0.1%
400,000	C	Arch Western Finance LLC, 6.750%, due 07/01/13	410,000

			410,000

		Total Corporate Bonds/Notes
		(Cost $114,663,563)	113,979,405

U.S. Government Agency Obligation: 16.4%
		Federal Home Loan Bank: 0.2%
550,000		3.125%, due 11/15/06	542,482
65,000		3.500%, due 11/15/07	63,834

			606,316

		Federal Home Loan Mortgage Corporation: 3.6%
1,187,968	C, ^	2.720%, due 03/15/29	93,770
2,050,000		2.750%, due 08/15/06	2,022,942
878,771	C, ^	2.820%, due 07/15/25	42,480
666,000		3.625%, due 09/15/06	661,634
500,000	L	3.625%, due 02/15/07	494,782
141,000		3.750%, due 07/15/09	176,531
235,000		4.000%, due 08/17/07	233,684
1,205,000		4.125%, due 07/12/10	1,186,547
1,298,467	C, ^	4.129%, due 03/15/29	103,414
682,074		4.500%, due 02/01/18	669,612
1,176,654		4.500%, due 05/01/19	1,153,413
287,977		4.500%, due 02/01/20	282,186
64,764		5.000%, due 01/01/20	64,635
453,206		5.000%, due 02/01/20	452,308
376,070		5.500%, due 01/01/18	381,834
113,107	C	5.500%, due 03/15/22	113,541
350,000	C	5.500%, due 05/15/25	351,452
590,890		5.500%, due 12/01/32	591,809
619,389		5.500%, due 12/01/34	619,945

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Federal Home Loan Mortgage Corporation: 3.6% (continued)
$923,409		6.000%, due 04/01/17	$949,393
403,840		6.000%, due 09/01/24	413,586
63,977	C	6.000%, due 03/15/30	64,221
361,037		6.000%, due 02/01/34	367,493
205,360		6.000%, due 09/01/34	209,033
184,871		6.000%, due 10/01/34	188,177
130,241		6.000%, due 11/01/34	132,569
159,190		6.000%, due 12/01/34	162,037
286,283		6.000%, due 01/01/35	291,400
112,214		6.500%, due 04/01/18	115,934
147,785	C	6.500%, due 06/15/31	152,252
57,782		6.500%, due 08/01/32	59,536
199,648		6.500%, due 07/01/34	205,375
500,000		6.625%, due 09/15/09	538,371
141,883	C, ^	7.000%, due 03/15/28	24,374
849,129	C, ^	7.000%, due 04/15/28	143,304

			13,713,574

		Federal National Mortgage Association: 10.8%
181,000	C	3.010%, due 06/02/06	179,404
570,000		3.250%, due 07/31/06	565,156
4,750,000	L	3.250%, due 11/15/07	4,642,470
567,562	^	3.430%, due 08/25/25	32,320
788,386	^	3.850%, due 05/25/35	46,671
248,145	^	3.900%, due 05/25/35	14,497
145,000		4.000%, due 02/28/07	144,220
1,926,476	^	4.109%, due 07/25/31	167,485
327,000		4.250%, due 07/15/07	326,311
1,940,000	L	4.250%, due 08/15/10	1,916,945
518,000		4.370%, due 01/31/07	489,196
434,000	W	4.500%, due 10/15/18	425,049
455,011		4.500%, due 02/01/20	446,024
400,000		4.500%, due 08/25/25	381,825
240,000		5.000%, due 02/25/18	239,275
200,996		5.000%, due 06/01/18	200,668
498,094		5.000%, due 11/01/18	497,282
746,250		5.000%, due 08/01/19	744,783
2,413,000	W	5.000%, due 10/15/33	2,362,477
271,073		5.000%, due 04/01/34	266,075
1,194,000	W	5.000%, due 11/15/34	1,167,881
780,000		5.500%, due 03/15/11	815,654
712,000	W	5.500%, due 10/15/18	722,458
503,064		5.500%, due 09/01/19	510,687
698,000		5.500%, due 03/25/23	706,557
992,000		5.500%, due 04/25/23	1,002,958
578,681		5.500%, due 09/01/24	582,338
794,457		5.500%, due 02/01/33	795,130
235,508		5.500%, due 03/01/33	235,690
1,006,019	^	5.500%, due 04/01/33	217,420
2,869,340	^	5.500%, due 06/01/33	620,447
1,275,000	W	5.500%, due 10/15/33	1,274,602
359,402		5.500%, due 11/01/33	359,681
275,760	^	5.500%, due 12/01/33	58,904
196,532		5.500%, due 12/01/33	196,684
411,177		5.500%, due 02/01/34	411,335

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Federal National Mortgage Association: 10.8% (continued)
$135,343		5.500%, due 11/01/34	$135,395
790,781		5.500%, due 12/01/34	791,085
439,941		5.500%, due 03/01/35	440,023
648,000		6.000%, due 05/15/11	694,078
299,098		6.000%, due 06/01/17	307,806
326,536		6.000%, due 11/01/17	336,048
483,560		6.000%, due 09/01/19	497,646
648,744		6.000%, due 07/01/20	667,632
795,684	^	6.000%, due 08/01/32	153,364
297,556		6.000%, due 11/01/32	302,805
717,338		6.000%, due 07/01/34	729,708
480,681		6.000%, due 08/01/34	488,970
1,422,000	W	6.000%, due 10/15/34	1,445,996
219,199		6.500%, due 12/01/28	226,460
708,000		6.500%, due 10/01/31	728,798
356,496		6.500%, due 10/25/31	368,308
631,303		6.500%, due 01/01/34	649,975
247,298		6.500%, due 08/01/34	255,018
1,154,680		6.500%, due 10/01/34	1,190,103
199,037		6.500%, due 11/01/34	204,935
3,154,000		6.500%, due 11/15/34	3,244,678
177,427		6.500%, due 01/01/35	182,685
1,185,000		6.625%, due 09/15/09	1,274,535
280,000		6.625%, due 11/15/30	346,807
226,986	^	6.870%, due 02/25/33	23,645
64,315		7.000%, due 09/01/14	67,260
225,092		7.000%, due 11/01/17	235,378
339,426	^	7.000%, due 02/01/28	67,215
234,349		7.000%, due 02/01/32	245,839
189,013		7.000%, due 10/01/34	197,864
285,000		7.250%, due 05/15/30	377,229

			40,643,847

		Government National Mortgage Association: 0.6%
652,413		5.000%, due 04/15/34	646,231
506,029		5.500%, due 04/15/33	511,317
105,439		5.500%, due 07/15/33	106,541
227,811		5.500%, due 04/15/34	230,110
547,810		6.000%, due 10/20/34	559,703
246,938		6.500%, due 02/20/35	255,783

			2,309,685

		Other U.S. Government Agencies: 1.2%
2,233,000		RFCSP Principal STRIP, 6.960%, due 01/15/21	1,073,796
3,251,000		Tennessee Valley Authority, 6.790%, due 05/23/12	3,654,023

			4,727,819

		Total U.S. Government Agency Obligations
		(Cost $62,472,743)	62,001,241

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

U.S. Treasury Obligation: 1.4%
		U.S. Treasury Bond: 1.2%
$1,530,000	L	6.250%, due 05/15/30	$1,900,249
1,116,000		7.250%, due 05/15/16	1,380,919
821,000		8.875%, due 08/15/17	1,151,389

			4,432,557

		U.S. Treasury Note: 0.2%
275,000		3.375%, due 02/15/08	270,123
525,000	L	5.000%, due 08/15/11	545,693

			815,816

		Total U.S. Treasury Obligations
		(Cost $5,232,494)	5,248,373

Asset-Backed Securities: 1.8%
		Automobile Asset Backed Securities: 1.1%
40,000	#, C	AESOP Funding II LLC, 3.856%, due 04/20/09	40,029
150,000	C	BMW Vehicle Owner Trust, 3.660%, due 12/26/07	149,660
160,000	C	Capital Auto Receivables Asset Trust, 3.730%, due 07/16/07	159,827
370,000	C	Capital One Prime Auto Receivables Trust, 4.240%, due 11/15/07	369,691
280,000	C	Chase Manhattan Auto Owner Trust, 3.720%, due 12/15/07	278,878
43,871	C	Daimler Chrysler Auto Trust, 2.620%, due 06/08/07	43,724
125,059	C	Daimler Chrysler Auto Trust, 3.170%, due 09/08/07	124,685
290,000	C	Daimler Chrysler Auto Trust, 3.750%, due 12/08/07	289,440
73,270	C	Daimler Chrysler Auto Trust, 4.490%, due 10/06/08	73,364
90,000	C	Ford Credit Auto Owner Trust, 3.480%, due 11/15/08	89,014
118,704	C	Ford Credit Auto Owner Trust, 3.780%, due 09/15/07	118,549
370,000	C	Ford Credit Auto Owner Trust, 4.240%, due 03/15/08	369,984
710,000	C	GS Auto Loan Trust, 4.320%, due 05/15/08	709,237
56,555	C	Honda Auto Receivables Owner Trust, 3.210%, due 05/21/07	56,399
260,000	C	Honda Auto Receivables Owner Trust, 3.730%, due 10/18/07	258,823
430,000	C	Nissan Auto Receivables Owner Trust, 4.140%, due 01/15/08	429,000
210,000	C	Onyx Acceptance Grantor Trust, 4.030%, due 04/15/08	209,498
162,439	C	Onyx Acceptance Grantor Trust, 4.710%, due 03/15/09	162,559
170,448	C	Toyota Auto Receivables Owner Trust, 4.390%, due 05/15/09	170,592
110,000	C	Volkswagen Auto Lease Trust, 3.520%, due 04/20/07	109,633
64,793	C	WFS Financial Owner Trust, 4.500%, due 02/20/10	64,897

			4,277,483

		Credit Card Asset Backed Securities: 0.1%
120,000	C	Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	121,061

			121,061

		Home Equity Asset Backed Securities: 0.1%
34,485	C	Centex Home Equity, 4.050%, due 03/25/35	34,305
210,053	+, C	Centex Home Equity, 4.196%, due 06/25/35	209,403

			243,708

		Other Asset Backed Securities: 0.5%
74,450	C	Chase Funding Mortgage Loan, 2.427%, due 06/25/19	74,234
7,534	C	Chase Funding Mortgage Loan, 2.451%, due 11/25/18	7,516

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Other Asset Backed Securities: 0.5% (continued)
$490,000	C	Countrywide Asset-Backed Certificates, 3.957%, due 09/20/35	$490,000
232,370	C	Countrywide Asset-Backed Certificates, 4.317%, due 11/25/35	231,536
240,000	C	Equity One ABS, Inc., 3.800%, due 07/25/34	238,912
366,600	C	Lehman XS Trust, 5.180%, due 08/25/35	368,106
30,000	C	Popular ABS Mortgage Pass-Through Trust, 3.914%, due 05/25/35	29,577
40,000	C	Popular ABS Mortgage Pass-Through Trust, 4.415%, due 04/25/35	39,685
200,000	C	Residential Asset Mortgage Products, Inc., 4.450%, due 07/25/28	198,925
325,556	C	Structured Asset Securities Corp., 5.180%, due 03/25/35	326,195

			2,004,686

		Total Asset-Backed Securities
		(Cost $6,664,113)	6,646,938

Collateralized Mortgage Obligations: 1.1%
		Commercial Mortgage Backed Securities: 0.6%
290,000	C	Banc of America Commercial Mortgage, Inc., 4.501%, due 07/10/43	285,365
100,000	C	Banc of America Commercial Mortgage, Inc., 4.512%, due 12/10/42	97,811
350,000	C	Banc of America Commercial Mortgage, Inc., 4.783%, due 07/10/43	347,114
50,000	C	Bear Stearns Commercial Mortgage Securities, 4.945%, due 02/11/41	49,991
40,000	C	GE Capital Commercial Mortgage Corp., 4.578%, due 06/10/48	39,304
170,000	C	GE Capital Commercial Mortgage Corp., 4.853%, due 07/10/45	170,338
233,000	C	GMAC Commercial Mortgage Securities, Inc., 7.190%, due 05/15/30	243,047
80,000	C	Greenwich Capital Commercial Funding Corp., 4.305%, due 08/10/42	78,472
70,000	C	J.P. Morgan Chase Commercial Mortgage Securities Corp., 4.575%, due 07/15/42	69,170
240,000	C	J.P. Morgan Chase Commercial Mortgage Securities Corp., 4.790%, due 10/15/42	239,414
200,000	C	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/40	200,403
150,000	C	Wachovia Bank Commercial Mortgage Trust, 4.782%, due 03/15/42	149,589
200,000	C	Wachovia Bank Commercial Mortgage Trust, 5.087%, due 07/15/42	200,710

			2,170,728

		Whole Loan Collateral CMO: 0.5%
76,676	C	Banc of America Mortgage Securities, 4.995%, due 06/25/35	76,536
576,592	C	Countrywide Alternative Loan Trust, 6.500%, due 08/25/32	585,601
60,901	C	MASTR Alternative Loans Trust, 6.000%, due 07/25/34	61,630
557,113	C	MASTR Seasoned Securities Trust, 6.500%, due 08/25/32	564,426
203,154	C	Residential Accredit Loans, Inc., 5.750%, due 01/25/33	204,068
346,578	C	Washington Mutual, Inc., 4.080%, due 07/25/45	346,578
196,647	C	Washington Mutual, Inc., 4.684%, due 05/25/35	196,749
85,763	C	Wells Fargo Mortgage Backed Securities Trust, 4.530%, due 01/25/35	85,605

			2,121,194

		Total Collateralized Mortgage Obligations
		(Cost $4,326,783)	4,291,922

Other Bonds: 32.5%
		Regional (state/province): 1.2%
1,920,000	@@	Johor Corp., 1.000%, due 07/31/12	540,554
4,849,000	@@	Queensland Treasury Corp., 6.000%, due 07/14/09	3,772,392

			4,312,946

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Foreign Government Bonds: 31.3%
$7,983,000	@@	Argentina Bonos, 2.000%, due 09/30/14	$2,829,010
580,000	@@, +	Argentina Government International Bond, 1.200%, due 12/31/38	285,142
1,285,000	@@	Argentina Government International Bond, 1.330%, due 12/31/38	510,787
1,069,200	@@, I	Argentina Government International Bond, 2.000%, due 02/04/18	551,798
2,236,500	@@	Argentina Government International Bond, 4.005%, due 08/03/12	1,803,737
496,991	@@, I	Argentina Government International Bond, 5.830%, due 12/31/33	222,723
570,000	@@, #	Austria Government Bond, 3.800%, due 10/20/13	725,003
1,160,000	@@, #	Austria Government Bond, 5.000%, due 07/15/12	1,577,986
760,000	@@	Belgium Government Bond, 5.000%, due 09/28/11	1,025,662
54,000	@@	Belgium Government Bond, 5.750%, due 03/28/08	70,214
421,000	@@	Belgium Government Bond, 6.250%, due 03/28/07	536,249
2,393,000	@@, L	Brazilian Government International Bond, 8.000%, due 01/15/18	2,536,580
1,000,000	@@	Brazilian Government International Bond, 8.750%, due 02/04/25	1,059,000
55,000	@@	Brazilian Government International Bond, 8.750%, due 02/04/25	58,091
3,060,000	@@	Brazilian Government International Bond, 12.500%, due 01/05/16	1,323,638
57,000	@@, #	Bulgaria Government Bond, 8.250%, due 01/15/15	70,609
462,000	@@	Bulgaria Government Bond, 8.250%, due 01/15/15	568,768
2,200,000	@@	Citibank EGP Treasury Bill, 4.510%, due 12/01/05	379,003
1,030,000	@@, L	Colombia Government Bond, 8.125%, due 05/21/24	1,109,825
662,000	@@	Colombia Government Bond, 8.250%, due 12/22/14	745,081
20,000	@@	Colombia Government Bond, 10.750%, due 01/15/13	25,230
435,000,000	@@	Colombia Government Bond, 11.750%, due 03/01/10	220,681
5,970,000,000	@@	Colombia Government Bond, 12.000%, due 10/22/15	3,149,392
4,800,000	@@	Deutsche Bank Turkey Treasury Bill, 15.300%, due 01/24/07	2,961,501
3,400,000	@@	Deutsche Bank Turkey Treasury Bill, 20.000%, due 10/17/07	2,973,658
230,000	@@	Deutsche Bank UKR Treasury Bill, 0.000%, due 08/19/10	230,437
230,000	@@	Deutsche Bank UKR Treasury Bill, 0.000%, due 02/22/11	230,437
230,000	@@	Deutsche Bank UKR Treasury Bill, 0.000%, due 08/19/11	230,437
230,000	@@	Deutsche Bank UKR Treasury Bill, 0.000%, due 02/21/12	230,437
230,000	@@	Deutsche Bank UKR Treasury Bill, 0.000%, due 08/20/12	230,437
4,890,000	@@	Deutsche Bundesrepublik, 3.750%, due 07/04/13	6,200,380
181,000	@@	Deutsche Bundesrepublik, 4.500%, due 08/17/07	226,640
4,070,000	@@	Deutsche Bundesrepublik, 5.000%, due 07/04/11	5,479,383
1,569,000	@@	Deutsche Bundesrepublik, 5.250%, due 01/04/11	2,120,791
166,000	@@	Deutsche Bundesrepublik, 5.375%, due 01/04/10	221,857
733,250	@@, #, L	Dominican Republic International Bond, 9.500%, due 09/27/11	810,241
105,000	@@	Finland Government Bond, 5.375%, due 07/04/13	147,401
460,000	@@	France Government Bond OAT, 4.000%, due 10/25/13	593,294
740,000	@@	France Government Bond OAT, 4.750%, due 10/25/12	995,944
34,000	@@	France Government Bond OAT, 5.000%, due 01/12/06	41,291
25,000	@@	France Government Bond OAT, 5.500%, due 10/25/07	32,002
204,000	@@	France Government Bond OAT, 5.500%, due 10/25/10	277,942
30,000	@@, #	Indonesia Government International Bond, 6.750%, due 03/10/14	29,625
50,000	@@, #, L	Indonesia Government International Bond, 7.250%, due 04/20/15	50,125
69,000	@@	Israel Government AID Bond, 5.500%, due 12/04/23	74,075
2,420,000	@@	Israel Government Bond, 7.500%, due 03/31/14	602,342
2,115,000	@@	Italy Buoni Poliennali Del Tesoro, 4.250%, due 02/01/19	2,749,690
2,100,000	@@	ITL Treasury Bill, (0.100)%, due 07/30/10	2,543,765
1,649,000,000	@@	Japan Government Bond, 1.400%, due 06/20/12	14,869,851
15,272,000	@@	J.P. Morgan BRL Treasury Bill, 24.560%, due 01/02/15	2,079,168
4,650,000,000	@@	J.P. Morgan COL Treasury Bill, 17.240%, due 08/03/20	564,828
470,000	@@	Lehman Brothers ROM Treasury Bill, 6.750%, due 03/10/08	155,762
41,000	@@	Lehman Brothers ROM Treasury Bill, 7.250%, due 04/18/10	13,886
68,000	@@	Lehman Brothers ROM Treasury Bill, 7.500%, due 03/05/07	22,879
167,000	@@	Lehman Brothers ROM Treasury Bill, 7.750%, due 04/18/08	56,556

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Foreign Government Bonds: 31.3% (continued)
$1,525,000	@@	Malaysia Government Bond, 4.720%, due 09/30/15	$429,624
286,000	@@	Mexico Government Intl. Bond, 0.000%, due 10/13/05	76,525
550,000	@@	Mexico Government Intl. Bond, 4.625%, due 10/08/08	547,937
770,000	@@, L	Mexico Government Intl. Bond, 6.625%, due 03/03/15	838,530
20,000,000	@@	Mexico Government Intl. Bond, 6.750%, due 06/06/06	184,260
168,000	@@	Mexico Government Intl. Bond, 7.500%, due 01/14/12	188,916
67,000	@@	Mexico Government Intl. Bond, 7.500%, due 04/08/33	77,888
2,395,000	@@	Mexico Government Intl. Bond, 8.000%, due 12/19/13	215,211
2,984,000	@@	Mexico Government Intl. Bond, 8.000%, due 12/07/23	256,709
50,000	@@	Mexico Government Intl. Bond, 8.300%, due 08/15/31	62,625
8,322,000	@@	Mexico Government Intl. Bond, 9.500%, due 12/18/14	818,336
11,000,000	@@	Mexico Government Intl. Bond, 10.000%, due 12/05/24	1,134,310
11,230,000	@@	Mexico Government Intl. Bond, 10.500%, due 07/14/11	1,174,221
3,460,000	@@	Morgan Stanley PHP Treasury Bill, 0.000%, due 09/20/15	3,460,000
110,000	@@	Netherlands Government Bond, 5.500%, due 01/15/28	171,937
1,100,000	@@	New Zealand Government Bond, 7.000%, due 07/15/09	790,382
1,080,000	@@	New Zealand Treasury Bill, 6.530%, due 03/22/06	726,090
1,465,000	@@	Panama Government Intl. Bond, 8.125%, due 04/28/34	1,670,100
450,000	@@	Panama Government Intl. Bond, 9.375%, due 04/01/29	573,750
20,000	@@	Panama Government Bond, 10.750%, due 05/15/20	27,950
212,380	@@, +	Peru Government Bond, 5.000%, due 03/07/17	210,787
1,000,000	@@	Peru Government Bond, 7.340%, due 08/12/16	301,374
470,000	@@	Peru Government Bond, 7.350%, due 07/21/25	500,550
6,410,000	@@	Peru Government Bond, 7.840%, due 08/12/20	1,973,928
1,380,000	@@	Peru Government Bond, 8.600%, due 08/12/17	450,314
240,000	@@	Peru Government Bond, 9.000%, due 01/31/12	80,674
635,000	@@, L	Peru Government Bond, 9.875%, due 02/06/15	814,387
3,110,000	@@	Peru Government Bond, 9.910%, due 05/05/15	1,102,619
270,000	@@	Peru Government Bond, 12.250%, due 08/10/11	103,226
170,000	@@, L	Philippine Government International Bond, 8.000%, due 01/15/16	171,488
100,000	@@	Philippine Government International Bond, 8.250%, due 01/15/14	104,125
700,000	@@, L	Philippine Government Bond, 8.875%, due 03/17/15	750,750
178,000	@@, L	Philippine Government Bond, 9.500%, due 02/02/30	190,460
2,050,000	@@	Poland Government Bond, 4.270%, due 08/12/07	583,904
2,650,000	@@	Poland Government Bond, 5.000%, due 10/24/13	831,860
635,000	@@	Poland Government Bond, 5.750%, due 09/23/22	216,893
397,000	@@, +, #	Russia Government Bond, 5.000%, due 03/31/30	456,550
2,540,000	@@, +	Russia Government Bond, 5.000%, due 03/31/30	2,924,947
263,000	@@	Russia Ministry of Finance, 3.000%, due 05/14/08	251,007
810,000	@@	Russian Ministry of Finance, 3.000%, due 05/14/11	723,006
5,700,000	@@	Salomon Bros. EGP Treasury Bill, 8.800%, due 09/19/06	910,140
11,462,000	@@	South Africa Government Bond, 10.500%, due 12/21/26	2,302,532
10,000,000	@@	South Africa Government Bond, 13.000%, due 08/31/10	1,896,645
945,000	@@	South Africa Government Bond, 13.500%, due 09/15/15	202,856
2,314,000	@@	Spain Government Bond, 5.350%, due 10/31/11	3,176,194
327,000	@@	Spain Government Bond, 5.750%, due 07/30/32	538,830
404,000	@@	Turkey Government Bond, 7.250%, due 03/15/15	427,230
1,085,000	@@	Turkey Government Bond, 8.000%, due 02/14/34	1,150,100
500,000	@@, #	Ukraine Government Bond, 7.650%, due 06/11/13	553,125
4,462,000	@@	United Kingdom Gilt, 4.000%, due 03/07/09	7,843,104
373,000	@@	Venezuela Government Bond, 7.000%, due 03/16/15	487,367
345,000	@@, L	Venezuela Government Bond, 9.250%, due 09/15/27	408,997
2,000,000	@@	Venezuela Government International Bond, 13.625%, due 08/15/18	2,961,000

			118,457,541

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

		Total Other Bond
		(Cost $122,968,587)		$122,770,487

		Total Long-Term Investments
		(Cost $339,677,018)		339,190,842

Short-Term Investments: 16.9%
		Federal Home Loan Bank: 0.9%
$3,500,000		3.000%, due 10/03/05		3,499,125

		Total Federal Home Loan Bank
		(Cost $3,499,417)		3,499,125

		U.S. Treasury Bill: 1.2%
4,415,000	L	3.300%, due 10/06/05		4,412,576

		Total U.S. Treasury Bills
		(Cost $4,412,979)		4,412,576

		Securities Lending Collateralcc 14.8%
55,872,637		The Bank of New York Institutional Cash Reserves Fund		55,872,637

		Total Securities Lending Collateral
		(Cost $55,872,637)		55,872,637

		Total Short-Term Investment
		(Cost $63,785,033)		63,784,338

		Total Investments in Securities
		(Cost $403,462,051)*	106.6%	$402,975,180
		Other Assets and Liabilities, Net	(6.6)	(24,914,634)

		Net Assets	100.0%	$378,060,546

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#
Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	I	Illiquid Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	**	Defaulted Security
	^	Interest Only Security
	*	Cost for federal income tax purposes is $403,562,569.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount		Value

	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$4,776,304
	Gross Unrealized Depreciation	(5,363,693)

	Net Unrealized Appreciation	$(587,389)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited) (continued)

Illiquid Securities

Pursuant to guidelines adopted by the Portfolio’s Board, the following securities have been deemed to be illiquid. ING Oppenheimer Strategic Income Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase.

		Initial
	Shares/Par	Acquisition			Percent of
Security	Value	Date	Cost	Value	Net Assets
Argentina Government Intl. Bond	496,991	6/17/2005	$173,359	$222,723	0.1%
Argentina Government Intl. Bond	1,069,200	5/18/2005	$472,432	$551,798	0.2%

No. of		Expiration	Strike
Contracts		Date	Price/Rate	Value

WRITTEN OPTIONS

Call Swaptions Written
3,890,000	USD Call Swaption, strike price 4.74, due 02/09/06	02/09/06	4.74	(21,163)

	Total Liability for Call Swaptions Written
	(Premiums received $15,949)			$(21,163)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited) (continued)

At September 30, 2005 the following forward foreign currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio:

				In		Unrealized
			Settlement	Exchange		Appreciation
Currency		Buy/Sell	Date	For (USD)	Value	(Depreciation)

Argentinan Peso
ARS	2,597,688	Buy	10/06/05	903,544	891,329	$(12,215)
Australian Dollar
AUD	1,750,000	Buy	12/05/05	1,325,863	1,332,489	6,626
Brazilian Real
BRL	612,000	Buy	03/07/06	199,739	260,105	60,366
Brazilian Real
BRL	790,000	Buy	04/28/06	272,414	333,242	60,828
Brazilian Real
BRL	1,480,000	Buy	11/03/05	540,146	656,700	116,554
Brazilian Real
BRL	750,000	Buy	11/03/05	273,324	332,788	59,464
Brazilian Real
BRL	12,000,000	Buy	03/07/06	4,662,910	5,100,105	437,195
Brazilian Real
BRL	13,995,000	Buy	09/22/06	5,403,475	5,903,444	499,969
Brazilian Real
BRL	5,830,000	Buy	09/25/06	2,255,319	2,459,241	203,922
Brazilian Real
BRL	3,500,000	Buy	10/26/05	1,508,621	1,557,813	49,192
Canadian Dollar
CAD	410,000	Buy	10/03/05	344,419	353,295	8,876
Canadian Dollar
CAD	1,490,000	Buy	10/21/05	1,276,614	1,284,578	7,964
Swiss Franc
CHF	6,710,000	Buy	11/21/05	5,209,829	5,229,397	19,568
Swiss Franc
CHF	7,790,000	Buy	10/21/05	6,116,136	6,053,687	(62,449)
Chilean Peso
CLP	200,000,000	Buy	10/06/05	370,885	378,229	7,344
Chilean Peso
CLP	200,000,000	Buy	12/22/05	373,832	377,820	3,988
Euro
EUR	1,640,000	Buy	10/11/05	2,015,150	1,978,337	(36,813)
Euro
EUR	1,460,000	Buy	11/21/05	1,767,184	1,764,947	(2,237)
Euro
EUR	3,190,000	Buy	11/21/05	3,955,217	3,856,288	(98,929)
Euro
EUR	3,770,000	Buy	11/18/05	4,672,764	4,556,692	(116,072)
Euro
EUR	1,800,000	Buy	11/18/05	2,199,780	2,175,962	(23,818)
Euro
EUR	3,245,000	Buy	11/22/05	3,968,311	3,922,987	(45,324)
Euro
EUR	1,855,000	Buy	11/23/05	2,269,073	2,242,692	(26,381)
Euro
EUR	6,530,000	Buy	10/11/05	8,137,177	7,877,158	(260,019)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited) (continued)

				In		Unrealized
			Settlement	Exchange		Appreciation
Currency		Buy/Sell	Date	For (USD)	Value	(Depreciation)

Euro
EUR	4,320,000	Buy	11/21/05	5,328,288	5,222,308	(105,980)
Euro
EUR	745,000	Buy	11/22/05	917,937	900,655	(17,282)
Euro
EUR	9,700,000	Buy	11/23/05	11,952,340	11,727,283	(225,057)
United Kingdom Pound
GBP	1,380,000	Buy	11/09/05	2,418,340	2,439,687	21,347
United Kingdom Pound
GBP	2,490,000	Buy	11/09/05	4,380,632	4,402,044	21,412
United Kingdom Pound
GBP	340,000	Buy	10/17/05	613,863	601,302	(12,561)
United Kingdom Pound
GBP	1,660,000	Buy	10/17/05	2,994,773	2,935,768	(59,005)
United Kingdom Pound
GBP	300,000	Buy	03/09/06	529,260	530,132	872
Indonesian Rupiah
IDR	520,000,000	Buy	11/29/05	47,059	50,535	3,476
Indonesian Rupiah
IDR	80,000,000	Buy	11/29/05	7,476	7,775	299
Indonesian Rupiah
IDR	290,000,000	Buy	11/29/05	27,230	28,183	953
Indonesian Rupiah
IDR	260,000,000	Buy	11/29/05	25,206	25,267	61
Indian Rupee
INR	65,700,000	Buy	10/26/05	1,492,842	1,493,193	351
Japanese Yen
JPY	755,000,000	Buy	11/16/05	7,196,645	6,696,482	(500,163)
Japanese Yen
JPY	754,000,000	Buy	11/17/05	7,154,854	6,688,384	(466,470)
Japanese Yen
JPY	430,000,000	Buy	11/17/05	4,081,361	3,814,330	(267,031)
Japanese Yen
JPY	38,000,000	Buy	11/28/05	352,907	337,508	(15,399)
Japanese Yen
JPY	329,000,000	Buy	11/22/05	2,988,898	2,920,091	(68,807)
Japanese Yen
JPY	165,000,000	Buy	11/17/05	1,495,093	1,463,638	(31,455)
Japanese Yen
JPY	126,000,000	Buy	11/17/05	1,163,147	1,144,299	(18,848)
Japanese Yen
JPY	277,000,000	Buy	11/17/05	2,540,841	2,457,138	(83,703)
Japanese Yen
JPY	354,000,000	Buy	11/22/05	3,256,400	3,141,983	(114,417)
Japanese Yen
JPY	828,000,000	Buy	11/22/05	7,573,263	7,349,044	(224,219)
Japanese Yen
JPY	10,000,000	Buy	03/08/06	92,618	89,877	(2,741)
Japanese Yen
JPY	4,020,000	Buy	10/03/05	36,462	35,480	(982)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited) (continued)

				In		Unrealized
			Settlement	Exchange		Appreciation
Currency		Buy/Sell	Date	For (USD)	Value	(Depreciation)

Japanese Yen
JPY	277,000,000	Buy	11/18/05	2,544,389	2,457,422	(86,967)
Japanese Yen
JPY	410,000,000	Buy	03/09/06	3,754,338	3,685,406	(68,932)
Japanese Yen
JPY	410,000,000	Buy	03/09/06	3,726,426	3,685,406	(41,020)
Mexican Peso
MXN	10,250,000	Buy	10/25/05	952,779	946,592	(6,187)
Mexican Peso
MXN	16,100,000	Buy	10/26/05	1,486,268	1,486,595	327
Norwegian Krone
NOK	9,010,000	Buy	10/24/05	1,411,078	1,382,606	(28,472)
Phillippine Peso
PHP	83,300,000	Buy	10/26/05	1,473,033	1,482,348	9,315
Polish Zlotych
PLN	1,930,000	Buy	11/15/05	592,843	593,867	1,024
Polish Zlotych
PLN	1,022,000	Buy	10/11/05	314,520	314,647	127
Polish Zlotych
PLN	1,930,000	Buy	10/11/05	603,955	594,195	(9,760)
Slovak Koruny
SKK	16,020,000	Buy	12/05/05	505,541	497,758	(7,783)
Slovak Koruny
SKK	15,400,000	Buy	12/05/05	483,746	478,494	(5,252)
Slovak Koruny
SKK	13,300,000	Buy	11/14/05	431,468	412,912	(18,556)
Slovak Koruny
SKK	4,550,000	Buy	12/21/05	144,252	141,477	(2,775)
Turkish New Lira
TRY	555,000	Buy	11/07/05	411,752	407,090	(4,662)
Turkish New Lira
TRY	2,010,000	Buy	10/26/05	1,484,600	1,479,698	(4,902)

						$(1,582,225)

United Kingdom Pound
GBP	3,715,000	Sell	11/09/05	7,023,319	6,567,708	455,611
United Kingdom Pound
GBP	155,000	Sell	11/09/05	283,128	274,023	9,105
Euro
EUR	2,110,000	Sell	11/22/05	2,666,344	2,550,849	115,495
Euro
EUR	4,030,000	Sell	11/21/05	5,096,539	4,871,736	224,803
Euro
EUR	410,000	Sell	12/05/05	505,694	496,018	9,676
Australian Dollar
AUD	4,990,000	Sell	12/05/05	3,702,580	3,799,496	(96,916)
Euro
EUR	11,555,000	Sell	11/23/05	14,222,356	13,969,975	252,381
Euro
EUR	1,200,000	Sell	03/08/06	1,488,552	1,459,719	28,833

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited) (continued)

				In		Unrealized
			Settlement	Exchange		Appreciation
Currency		Buy/Sell	Date	For (USD)	Value	(Depreciation)

United Kingdom Pound
GBP	600,000	Sell	03/08/06	1,083,558	1,060,264	23,294
Japanese Yen
JPY	120,000,000	Sell	03/08/06	1,154,734	1,078,527	76,207
Euro
EUR	400,000	Sell	12/05/05	485,756	483,920	1,836
Euro
EUR	1,880,000	Sell	11/22/05	2,297,651	2,272,794	24,857
Japanese Yen
JPY	755,000,000	Sell	11/16/05	6,935,730	6,696,482	239,248
Japanese Yen
JPY	38,000,000	Sell	11/28/05	349,760	337,508	12,252
Japanese Yen
JPY	33,000,000	Sell	11/17/05	303,019	292,728	10,291
Polish Zlotych
PLN	1,022,000	Sell	10/11/05	296,610	314,647	(18,037)
Euro
EUR	8,170,000	Sell	10/11/05	9,780,144	9,855,495	(75,351)
Polish Zlotych
PLN	1,930,000	Sell	10/11/05	563,833	594,196	(30,363)
South African Rand
ZAR	4,820,000	Sell	10/11/05	698,146	757,405	(59,259)
Euro
EUR	4,320,000	Sell	11/21/05	5,182,574	5,222,308	(39,734)
Polish Zlotych
PLN	1,930,000	Sell	11/15/05	562,599	593,867	(31,268)
South African Rand
ZAR	2,895,000	Sell	11/15/05	415,859	453,520	(37,661)
Japanese Yen
JPY	294,000,000	Sell	11/22/05	2,638,262	2,609,443	28,819
Japanese Yen
JPY	493,000,000	Sell	11/22/05	4,419,662	4,375,699	43,963
Japanese Yen
JPY	141,000,000	Sell	11/22/05	1,269,047	1,251,468	17,579
Japanese Yen
JPY	437,000,000	Sell	11/22/05	3,933,004	3,878,662	54,342
Japanese Yen
JPY	146,000,000	Sell	11/22/05	1,312,914	1,295,098	17,816
Japanese Yen
JPY	146,000,000	Sell	11/22/05	1,313,127	1,295,846	17,281
Japanese Yen
JPY	145,000,000	Sell	11/22/05	1,311,203	1,286,228	24,975
Japanese Yen
JPY	10,000,000	Sell	11/22/05	91,853	89,877	1,976
Japanese Yen
JPY	14,000,000	Sell	11/22/05	127,269	124,187	3,082
Japanese Yen
JPY	130,000,000	Sell	11/17/05	1,181,668	1,153,170	28,498
United Kingdom Pound
GBP	3,110,000	Sell	10/17/05	5,616,660	5,500,144	116,516

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited) (continued)

				In		Unrealized
			Settlement	Exchange		Appreciation
Currency		Buy/Sell	Date	For (USD)	Value	(Depreciation)

Japanese Yen
JPY	1,287,000,000	Sell	11/17/05	11,753,961	11,416,380	337,581
Japanese Yen
JPY	277,000,000	Sell	11/18/05	2,532,145	2,457,422	74,723
Indonesian Rupiah
IDR	575,000,000	Sell	11/29/05	54,016	55,879	(1,863)
Indonesian Rupiah
IDR	195,000,000	Sell	11/29/05	18,310	18,950	(640)
Japanese Yen
JPY	39,000,000	Sell	10/03/05	351,512	344,211	7,301
Euro
EUR	2,000,000	Sell	03/09/06	2,507,000	2,433,009	73,991
United Kingdom Pound
GBP	150,000	Sell	03/09/06	275,190	265,066	10,124
Japanese Yen
JPY	205,000,000	Sell	03/09/06	1,898,623	1,842,703	55,920
Swiss Franc
CHF	6,710,000	Sell	11/21/05	5,371,997	5,229,397	142,600
Euro
EUR	3,770,000	Sell	11/18/05	4,644,056	4,556,692	87,364
Euro
EUR	2,420,000	Sell	11/21/05	2,981,561	2,925,460	56,101
Indonesian Rupiah
IDR	380,000,000	Sell	11/29/05	37,255	36,929	326
Euro
EUR	2,460,000	Sell	10/17/05	2,997,633	2,968,381	29,252
Brazilian Real
BRL	12,612,000	Sell	03/07/06	5,187,993	5,360,211	(172,218)
Euro
EUR	5,030,000	Sell	10/21/05	6,116,832	6,070,689	46,143
Japanese Yen
JPY	410,000,000	Sell	03/09/06	3,742,378	3,685,406	56,972
Swiss Franc
CHF	1,920,000	Sell	10/26/05	1,510,289	1,492,721	17,568
Chinese Yuan
CNY	12,000,000	Sell	10/26/05	1,486,528	1,484,138	2,390
Czech Republic Koruny
CZK	37,300,000	Sell	10/26/05	1,547,076	1,521,206	25,870
Japanese Yen
JPY	166,000,000	Sell	10/26/05	1,493,854	1,468,805	25,049
Swedish Kronor
SEK	11,700,000	Sell	10/21/05	1,528,223	1,516,227	11,996
Euro
EUR	1,150,000	Sell	10/21/05	1,384,531	1,388,136	(3,605)
Japanese Yen
JPY	243,000,000	Sell	10/21/05	2,145,279	2,144,698	581
Japanese Yen
JPY	111,000,000	Sell	10/21/05	982,527	979,677	2,850

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited) (continued)

				In		Unrealized
			Settlement	Exchange		Appreciation
Currency		Buy/Sell	Date	For (USD)	Value	(Depreciation)

Japanese Yen
JPY	236,000,000	Sell	10/20/05	2,090,549	2,082,917	7,632
Japanese Yen
JPY	623,000,000	Sell	11/08/05	5,562,500	5,557,374	5,126

						$2,349,281

Information concerning open futures contracts for the ING Oppenheimer Strategic Income Portfolio at September 30, 2005 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain(Loss)

Amsterdam IDX Index Future	7	$681,156	10/21/05	$2,560
Australian SPI 200 Index Future	7	619,683	12/15/05	8,323
S&P/MIB Index Future	3	629,458	12/16/05	(345)
U.S. 10 Year Treasury Note	50	5,496,094	12/30/05	(24,574)
U.S. Long Bond Future	120	13,728,750	12/20/05	(166,208)

				($180,244)

	No. of	Notional	Expiration	Unrealized
Short Contracts	Contracts	Market Value	Date	Gain(Loss)

CAC 40 Index	6	$332,832	10/21/05	($3,733)
DAX Index Future	5	763,553	12/16/05	(13,861)
Euro-Bond Future	7	1,034,098	12/08/05	(1,882)
FTSE 100 Index	10	970,263	12/16/05	7,254
NASDAQ 100 E-Mini	39	1,258,920	12/16/05	(9,418)
NIKKEI 225 Index	11	1,316,040	12/09/05	(54,884)
S&P 500 Index	22	6,788,650	12/15/05	21,808
10-Year JGB Mini Future	6	728,798	12/08/05	24,252
U.K. GILT Future	1	199,431	12/28/05	(538)
U.S. 2 Year Treasury Note	96	19,765,500	01/05/06	29,818
U.S. 5 Year Treasury Note	1	106,859	12/20/05	677

				($507)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited) (continued)

Information concerning the Interest Rate Swap Agreements outstanding for the ING Oppenheimer Strategic Income Portfolio at September 30, 2005, is shown below:

			Unrealized
	Termination	Notional	Appreciation
Type	Date	Principal	(Depreciation)

Receive a fixed rate equal to 4.480% and pay a floating rate based on the 6-month WIBOR.
Counterparty: Credit Suisse First Boston	07/01/10	PLN 265,000	(572)

Receive a fixed rate equal to 4.530% and pay a floating rate based on the 6-month WIBOR.
Counterparty: Lehman Brothers	07/05/10	PLN 1,950,000	(2,972)

Receive a fixed rate equal to 10.290% and pay a floating rate based on MXN-TIIE.
Counterparty: Goldman Sachs & Co.	06/04/15	MXN 2,340,000	15,130

Receive a fixed rate equal to 9.410% and pay a floating rate based on MXN-TIIE.
Counterparty: Goldman Sachs & Co.	08/31/20	MXN 2,240,000	(208)

Receive a fixed rate equal to 10.700% and pay a floating rate based on MXN-TIIE.
Counterparty: Goldman Sachs & Co.	05/08/15	MXN 4,060,000	36,420

Receive a fixed rate equal to 5.520% and pay a floating rate based on the 6-month WIBOR.
Counterparty: Citigroup Global Markets, Inc.	03/24/10	PLN 20,000	404

Receive a fixed rate equal to 10.850% and pay a floating rate based on MXN-TIIE.
Counterparty: Goldman Sachs & Co.	03/05/15	MXN 800,000	7,844

Receive a fixed rate equal to 18.000% and pay a floating rate based on BRR-CDI.
Counterparty: Goldman Sachs & Co.	01/02/07	BRL 599,000	(988)

Receive a fixed rate equal to 17.180% and pay a floating rate based on BRR-CDI.
Counterparty: Goldman Sachs & Co.	01/02/08	BRL 4,648,000	515,778

Receive a fixed rate equal to 5.460% and pay a floating rate based on the 6-month LIBOR.
Counterparty: Deutsche Bank	05/13/15	MXN 730,000	(50,462)

Receive a fixed rate equal to 8.140% and pay a floating rate based on the 3-month LIBOR.
Counterparty: Morgan Stanley	05/18/10	ZAR 2,210,000	3,443

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited) (continued)

			Unrealized
	Termination	Notional	Appreciation
Type	Date	Principal	(Depreciation)

Receive a fixed rate equal to 4.575% and pay a floating rate based on KWCDC.
Counterparty: Citigroup Global Markets, Inc.	08/26/10	KRW 190,000,000	19

Receive a fixed rate equal to 9.760% and pay a floating rate based on MXN-TIIE.
Counterparty: J.P. Morgan Chase & Co.	03/05/15	MXN 3,700,000	12,718

Receive a fixed rate equal to 10.430% and pay a floating rate based on MXN-TIIE.
Counterparty: Goldman Sachs & Co.	05/29/15	MXN 3,400,000	24,783

Receive a fixed rate equal to 9.500% and pay a floating rate based on MXN-TIIE.
Counterparty: Goldman Sachs & Co.	08/28/25	MXN 4,450,000	(278)

Receive a fixed rate equal to 9.510% and pay a floating rate based on MXN-TIIE.
Counterparty: Goldman Sachs & Co.	08/26/25	MXN 6,700,000	158

Receive a fixed rate equal to 10.300% and pay a floating rate based on MXN-TIIE.
Counterparty: Goldman Sachs & Co.	06/01/15	MXN 3,400,000	22,072

Receive a fixed rate equal to 5.250% and pay a floating rate based on the 6-month LIBOR.
Counterparty: Deutsche Bank	06/23/15	MXN 390,000	(17,118)

Receive a fixed rate equal to 4.520% and pay a floating rate based on the 6-month BP Index.
Counterparty: Lehman Brothers	06/01/15	GBP 1,820,000	4,214

Receive a a floating rate based on the 6-month BP Index and pay a fixed rate equal to 4.598%
Counterparty: Lehman Brothers	06/01/15	GBP 430,000	(1,251)

Receive a fixed rate equal to 5.550% and pay a floating rate based on the 6-month WIBOR.
Counterparty: Citigroup Global Markets, Inc.	03/24/10	PLN 32,000	658

Received a fixed rate equal to 4.816% and pay a floating rate based on 6 months LIBOR.
Counterparty: Deutsche Bank	03/08/15	USD 1,020,000	(8,229)

Received a fixed rate equal to 3.830% and pay a floating rate based on 3 months LIBOR.
Counterparty: Deutsche Bank	03/08/15	EUR 745,000	63,259

Received a fixed rate equal to 18.160% and pay a floating rate based on BZDIOVRA Index
Counterparty: Goldman Sachs & Co.	01/02/08	BRR 497,000	90,066

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2005 (Unaudited) (continued)

			Unrealized
	Termination	Notional	Appreciation
Type	Date	Principal	(Depreciation)

Received a fixed rate equal to 18.160% and pay a floating rate based on BZDIOVRA Index
Counterparty: Morgan Stanley	01/02/07	BRR 1,445,000	$ (3,117)

Receive a fixed rate equal to 9.900% and pay a floating rate based on MXN-TIIE.
Counterparty: Lehman Brothers	07/09/15	MXN 3,790,000	17,779

Receive a fixed rate equal to 10.000% and pay a floating rate based on MXN-TIIE.
Counterparty: Credit Suisse First Boston	07/09/15	MXN 3,830,000	18,876

Receive a fixed rate equal to 10.000% and pay a floating rate based on MXN-TIIE.
Counterparty:	06/24/15	MXN 1,920,000	8,962

	Total Interest Rate Swap Agreements		$757,388

Information concerning the Credit Default Swap Agreements outstanding for the ING Oppenheimer Strategic Income Portfolio at September 30, 2005, is shown below:

			Unrealized
	Termination	Notional	Appreciation
Type	Date	Principal	(Depreciation)

		USD
Republic of Turkey
Receive $220,000 in the event of default and pay 2.370%
Counterparty: Lehman Brothers	11/11/09	220,000	$ (5,475)

Republic of Turkey
Receive 0.810% and pay $480,000 in the event of default.
Counterparty: Lehman Brothers	11/11/06	480,000	1,915

Bolivarian Republic of Venezuela
Receive $550,000 in the event of default and pay 6 month LIBOR plus 4.000%
Counterparty: Morgan Stanley	05/20/10	550,000	48,950

Russian Federation
Receive $10,000,000 in the event of default and pay 0.700%
Counterparty: Citigroup Global Markets Ltd.	06/20/07	2,710,000	22,387

Russian Federation
Receive $10,000,000 in the event of default and pay 1.090%
Counterparty: Citigroup Global Markets Ltd.	06/20/10	1,550,000	(42,946)

Colombia
Receive $360,000 in the event of default and pay 3.700%
Counterparty:	08/20/15	360,000	(22,830)

	Total Credit Default Swap Agreements		$ 2,001

	Total Swap Agreements		$759,389

PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 72.1%
		Biotechnology: 2.1%
75,000	@	Biogen Idec, Inc.	$2,961,000

			2,961,000

		Commercial Services: 3.8%
45,000	@, L	Apollo Group, Inc.	2,987,550
53,000	@	ChoicePoint, Inc.	2,288,010

			5,275,560

		Computers: 1.3%
112,000	@, L	Cadence Design Systems, Inc.	1,809,920

			1,809,920

		Diversified Financial Services: 9.3%
22,800		Capital One Financial Corp.	1,813,056
131,000		Citigroup, Inc.	5,963,120
74,000		Countrywide Financial Corp.	2,440,520
81,000		J.P. Morgan Chase & Co.	2,748,330

			12,965,026

		Electronics: 1.9%
206,252	@, @@, L	Flextronics Intl. Ltd.	2,650,338

			2,650,338

		Healthcare — Products: 1.6%
98,000	@	Boston Scientific Corp.	2,290,260

			2,290,260

		Insurance: 8.2%
49,000		AMBAC Financial Group, Inc.	3,530,940
57,000		American International Group, Inc.	3,531,720
56,300		Hartford Financial Services Group, Inc.	4,344,671

			11,407,331

		Internet: 3.2%
35,441	@, L	Amazon.com, Inc.	1,605,477
89,400	@, L	McAfee, Inc.	2,808,948

			4,414,425

		Leisure Time: 5.2%
39,000		Harley-Davidson, Inc.	1,889,160
122,000	L	Royal Caribbean Cruises Ltd.	5,270,400

			7,159,560

PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Mining: 2.7%
79,800	@@, L	Inco Ltd.	$3,778,530

			3,778,530

		Miscellaneous Manufacturing: 3.0%
65,600		Eaton Corp.	4,168,880

			4,168,880

		Oil & Gas: 8.5%
121,000		ConocoPhillips	8,459,110
75,000		XTO Energy, Inc.	3,399,000

			11,858,110

		Pharmaceuticals: 7.2%
55,000	@	Forest Laboratories, Inc.	2,143,350
188,000		Pfizer, Inc.	4,694,360
75,500	@@	Sanofi-Synthelabo SA ADR	3,137,025

			9,974,735

		Retail: 5.5%
44,000		Best Buy Co., Inc.	1,915,320
74,900		Family Dollar Stores, Inc.	1,488,263
84,000	@	Kohl’s Corp.	4,215,120

			7,618,703

		Semiconductors: 2.3%
390,000	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,205,800

			3,205,800

		Telecommunications: 6.3%
336,400	@	Cisco Systems, Inc.	6,031,652
120,000		Motorola, Inc.	2,650,800

			8,682,452

		Total Common Stock
		(Cost $93,429,643)	100,220,630

PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

Corporate Bond/Note: 26.2%
		Aerospace/Defense: 1.9%
$830,000	C	General Dynamics Corp., 2.125%, due 05/15/06	$819,657
890,000		Northrop Grumman Corp., 4.079%, due 11/16/06	885,617
885,000	C	Raytheon Co., 6.750%, due 08/15/07	914,897

			2,620,171

		Auto Manufacturers: 0.6%
770,000	L	DaimlerChrysler NA Holding Corp., 6.400%, due 05/15/06	778,402

			778,402

		Banks: 1.7%
910,000		Keycorp, 2.750%, due 02/27/07	884,972
760,000		US Bank National Association, 2.850%, due 11/15/06	744,409
725,000		Wachovia Corp., 4.950%, due 11/01/06	728,404

			2,357,785

		Beverages: 0.6%
785,000	C	Coca-Cola Enterprises, Inc., 5.250%, due 05/15/07	793,951

			793,951

		Commercial Services: 0.3%
360,000		Cendant Corp., 6.875%, due 08/15/06	366,766

			366,766

		Cosmetics/Personal Care: 0.6%
905,000	C, L	Procter & Gamble Co., 3.500%, due 12/15/08	878,131

			878,131

		Diversified Financial Services: 7.3%
835,000		American Express Co., 5.500%, due 09/12/06	842,924
360,000	L	American Express Credit Corp., 3.000%, due 05/16/08	347,025
780,000		Bear Stearns Cos., Inc., 6.500%, due 05/01/06	789,499
200,000	C, L	Boeing Capital Corp., 6.500%, due 02/15/12	218,230
200,000	L	CIT Group, Inc., 7.750%, due 04/02/12	229,564
530,000	L	Citigroup, Inc., 5.000%, due 03/06/07	533,859
300,000	L	Citigroup, Inc., 6.000%, due 02/21/12	319,202
760,000	C, L	Credit Suisse First Boston USA, Inc., 5.750%, due 04/15/07	773,607
460,000		Ford Motor Credit Co., 6.125%, due 01/09/06	460,552
460,000	L	General Electric Capital Corp., 5.350%, due 03/30/06	462,422
400,000		General Electric Capital Corp., 6.000%, due 06/15/12	426,358
665,000	L	General Motors Acceptance Corp., 6.750%, due 01/15/06	668,523
500,000		Goldman Sachs Group, Inc., 5.700%, due 09/01/12	519,329
400,000	L	Household Finance Corp., 7.000%, due 05/15/12	443,265
860,000		International Lease Finance Corp., 5.625%, due 06/01/07	872,539
540,000		John Deere Capital Corp., 3.875%, due 03/07/07	535,628
930,000		J.P. Morgan Chase & Co., 5.250%, due 05/30/07	941,303
740,000		Merrill Lynch & Co., Inc., 6.150%, due 01/26/06	744,077

			10,127,906

PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Electric: 0.6%
875,000		Dominion Resources, Inc., 3.660%, due 11/15/06	$866,036

			866,036

		Environmental Control: 0.1%
125,000	C, L	Waste Management, Inc., 6.500%, due 11/15/08	130,789

			130,789

		Food: 3.0%
860,000		General Mills, Inc., 2.625%, due 10/24/06	840,201
820,000	C, L	Kellogg Co., 2.875%, due 06/01/08	782,925
940,000		Kraft Foods, Inc., 4.625%, due 11/01/06	940,570
720,000	C	Safeway, Inc., 4.800%, due 07/16/07	719,160
810,000	C	Tyson Foods, Inc., 7.250%, due 10/01/06	831,013

			4,113,869

		Forest Products & Paper: 0.5%
650,000		Temple-Inland, Inc., 5.003%, due 05/17/07	650,168

			650,168

		Insurance: 0.5%
800,000	C	Berkshire Hathaway, Inc., 3.375%, due 10/15/08	772,823

			772,823

		Media: 1.6%
600,000		Historic TW, Inc., 8.110%, due 08/15/06	617,219
200,000	L	News America Holdings, 9.250%, due 02/01/13	247,367
790,000		Viacom, Inc., 6.400%, due 01/30/06	795,014
575,000		Walt Disney Co., 5.375%, due 06/01/07	581,637

			2,241,237

		Mining: 0.6%
880,000	C	Alcoa, Inc., 4.250%, due 08/15/07	875,530

			875,530

		Miscellaneous Manufacturing: 0.5%
760,000	@@	Tyco Intl. Group SA, 5.800%, due 08/01/06	767,306

			767,306

		Oil & Gas: 1.6%
920,000	@@, C, L	ChevronTexaco Capital Co., 3.500%, due 09/17/07	904,139
820,000	C	Marathon Oil Corp., 5.375%, due 06/01/07	829,246
530,000	C	Valero Energy Corp., 6.125%, due 04/15/07	541,063

			2,274,448

PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

		Pipelines: 0.6%
800,000		Duke Capital LLC, 4.302%, due 05/18/06		$799,610

				799,610

		Retail: 0.4%
545,000	C	CVS Corp., 3.875%, due 11/01/07		536,697

				536,697

		Savings & Loans: 0.5%
650,000		World Savings Bank FSB, 4.125%, due 03/10/08		641,271

				641,271

		Telecommunications: 2.1%
620,000	C	AT&T Wireless Services, Inc., 7.350%, due 03/01/06		627,263
790,000		Motorola, Inc., 4.608%, due 11/16/07		789,481
740,000	C	SBC Communications, Inc., 5.750%, due 05/02/06		745,624
360,000	C	Verizon Global Funding Corp., 6.750%, due 12/01/05		361,556
300,000	C	Verizon Global Funding Corp., 7.375%, due 09/01/12		340,913

				2,864,837

		Transportation: 0.6%
900,000		FedEx Corp., 2.650%, due 04/01/07		874,956

				874,956

		Total Corporate Bonds/Notes
		(Cost $36,723,491)		36,332,689

		Total Long-Term Investments
		(Cost $130,153,134)		136,553,319

Short-Term Investment: 16.9%
		Securities Lending Collateralcc 16.9%
$23,488,892		The Bank of New York Institutional Cash Reserves		$23,488,892

		Total Securities Lending Collateral
		(Cost $23,488,892)		23,488,892

		Total Short-Term Investments
		(Cost $23,488,892)		23,488,892

		Total Investments in Securities
		(Cost $153,642,026)*	115.2%	$160,042,211
		Other Assets and Liabilities-Net	(15.2)	(21,119,239)

		Net Assets	100.0%	$138,922,972

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	C	Bond may be called prior to maturity date.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $153,694,028.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$9,672,260
		Gross Unrealized Depreciation		(3,324,077)

		Net Unrealized Appreciation		$6,348,183

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2005(Unaudited)

Principal
Amount			Value

Corporate Bonds/Notes: 2.4%
		Auto Manufacturers: 0.4%
$500,000		DaimlerChrysler NA Holding Corp., 4.026%, due 03/07/07	$499,462
700,000	C, L	General Motors Corp., 8.375%, due 07/15/33	549,500

			1,048,962

		Diversified Financial Services: 0.7%
150,000	L	CIT Group, Inc., 7.750%, due 04/02/12	172,173
100,000		Citigroup, Inc., 5.625%, due 08/27/12	104,099
600,000		Ford Motor Credit Co., 5.800%, due 01/12/09	560,254
100,000		Ford Motor Credit Co., 7.375%, due 02/01/11	95,753
100,000		General Motors Acceptance Corp., 5.850%, due 01/14/09	93,186
700,000		Goldman Sachs Group, Inc., 3.980%, due 07/23/09	704,446
100,000	C	Morgan Stanley, 5.300%, due 03/01/13	101,149

			1,831,060

		Electric: 0.2%
300,000	C	Columbus Southern Power Co., 6.600%, due 03/01/33	335,216
100,000	C	Entergy Gulf States, Inc., 3.600%, due 06/01/08	96,079
150,000	C	TXU Energy Co. LLC, 4.920%, due 01/17/06	150,075

			581,370

		Forest Products & Paper: 0.1%
300,000	@@	Smurfit Capital Funding PLC, 6.750%, due 11/20/05	301,254

			301,254

		Healthcare — Services: 0.2%
340,000	C	HCA, Inc., 5.250%, due 11/06/08	335,725

			335,725

		Lodging: 0.1%
300,000	C	Harrah’s Operating Co., Inc., 7.875%, due 12/15/05	302,625

			302,625

		Oil & Gas: 0.2%
100,000		Pemex Project Funding Master Trust, 7.375%, due 12/15/14	111,250
200,000		Pemex Project Funding Master Trust, 8.625%, due 02/01/22	245,000
100,000	#	Pemex Project Funding Master Trust, 9.500%, due 03/30/18	127,500

			483,750

		Pipelines: 0.2%
200,000	C, L	El Paso Corp., 7.750%, due 01/15/32	202,500
300,000	#	Williams Cos, Inc., 6.375%, due 10/01/10	299,250

			501,750

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Telecommunications: 0.3%
24,000	C	AT&T Corp., 9.050%, due 11/15/11	$27,150
30,000	C	New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	34,193
200,000	C, L	Qwest Corp., 8.875%, due 03/15/12	219,500
400,000	C	SBC Communications, Inc., 4.125%, due 09/15/09	390,266

			671,109

		Total Corporate Bonds/Notes (Cost $6,003,924)	6,057,605

U.S. Government Agency Obligations: 52.0%
		Federal Home Loan Mortgage Corporation: 4.9%
138,505	C, I	0.030%, due 04/25/24	137,812
1,183,966	C	2.750%, due 02/15/12	1,175,444
1,107,320	C	3.500%, due 03/15/10	1,104,494
58,148	C	3.500%, due 07/15/32	56,818
1,213,343	C	3.833%, due 10/25/44	1,217,500
82,127	C	3.970%, due 05/15/29	82,310
3,942	C	4.000%, due 12/15/12	3,939
683,889	C	4.875%, due 03/25/24	697,572
135,960	C	5.000%, due 09/15/16	136,644
500,001		5.000%, due 08/01/35	489,626
1,000,000		5.000%, due 09/01/35	979,250
40,059		5.500%, due 08/01/07	40,606
245,978		5.500%, due 03/01/23	247,786
544,610		5.500%, due 05/01/23	548,615
96,014		5.500%, due 08/15/30	95,969
4,315,331		5.500%, due 05/01/35	4,318,837
138,807		5.694%, due 04/01/32	143,133
10,576		6.000%, due 10/01/17	10,873
57,542		6.000%, due 02/01/22	58,935
1,133,544		6.000%, due 03/01/23	1,160,906

			12,707,069

		Federal National Mortgage Association: 47.1%
1,200,000	W	0.000%, due 10/24/35	1,211,414
3,900,000		3.322%, due 09/22/06	3,899,048
627,817		3.761%, due 03/25/34	628,670
1,317,623		3.822%, due 11/28/35	1,317,099
1,494,729		3.833%, due 10/01/44	1,512,531
130,483	C	3.943%, due 05/25/34	130,133
1,186,054		4.000%, due 08/25/09	1,183,216
3,700,000		4.198%, due 11/01/34	3,666,865
32,786		4.771%, due 02/01/20	33,515
4,245,757		4.956%, due 02/01/33	4,304,668
38,297		4.962%, due 09/01/31	39,282
159,894		5.000%, due 05/01/18	159,633
969,077		5.000%, due 11/01/18	967,497
545,593		5.000%, due 02/01/19	544,521
99,172		5.000%, due 08/01/19	98,978
489,074		5.000%, due 10/01/19	488,113
14,300,000	W	5.000%, due 10/15/33	14,000,587
1,189,895		5.001%, due 09/01/34	1,191,858
198,105		5.103%, due 12/01/36	198,109
268,689		5.156%, due 04/25/24	276,890
38,221		5.500%, due 01/25/16	38,211
173,336		5.500%, due 03/01/16	176,173

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Federal National Mortgage Association: 47.1% (continued)
323,761		5.500%, due 06/01/23	$325,953
873,804		5.500%, due 02/01/24	879,721
114,690		5.500%, due 05/01/33	114,779
44,488		5.500%, due 07/01/33	44,522
28,000,000	W	5.500%, due 10/15/33	27,991,264
1,251,237		5.500%, due 11/01/33	1,252,208
238,936		5.500%, due 12/01/33	239,122
544,598		5.500%, due 04/01/34	545,021
107,243		5.500%, due 10/01/34	107,285
912,536		5.500%, due 11/01/34	912,888
1,347,370		5.500%, due 12/01/34	1,347,889
1,575,289		5.500%, due 01/01/35	1,575,895
24,460,619		5.500%, due 02/01/35	24,470,035
200,565		5.500%, due 04/01/35	200,603
4,198,869		5.500%, due 05/01/35	4,199,656
1,753,875		5.500%, due 06/01/35	1,754,204
1,665,782		5.500%, due 07/01/35	1,666,095
6,011,145		5.500%, due 08/01/35	6,012,270
8,000,000		5.500%, due 09/01/35	8,001,500
295,759		5.766%, due 04/01/32	299,040
158,162		6.000%, due 04/01/17	162,766
439,623		6.000%, due 06/01/17	452,422
80,920		6.000%, due 01/01/18	83,276
54,630		6.000%, due 12/01/18	56,026
621,593		6.000%, due 04/01/22	636,270
1,349,861		6.000%, due 06/01/22	1,381,734
257,737		6.000%, due 01/01/23	263,822
202,440		6.500%, due 03/01/17	209,474
50,165		6.500%, due 07/01/29	51,813

			121,304,564

		Government National Mortgage Association: 0.0%
71,904	C	4.172%, due 03/16/32	72,349

			72,349

		Total U.S. Government Agency Obligations (Cost $134,933,138)	134,083,982

U.S. Treasury Obligations: 22.3%
		U.S. Treasury Inflation Protected Securities: 1.3%
1,400,000		1.875%, due 07/15/13	1,509,941
700,000	L	1.875%, due 07/15/15	709,634
1,200,000	L	2.000%, due 07/15/14	1,271,107

			3,490,682

		U.S. Treasury Notes: 14.1%
4,640,000		3.875%, due 09/15/10	4,575,838
7,200,000	L	4.125%, due 05/15/15	7,078,219
2,900,000		4.250%, due 08/15/13	2,890,940
6,400,000	L	4.250%, due 11/15/13	6,374,253
6,600,000	L	4.250%, due 08/15/14	6,560,816
8,800,000	L	4.250%, due 11/15/14	8,739,852

			36,219,918

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		U.S. Treasury Bonds: 6.9%
1,700,000		6.250%, due 08/15/23	$2,033,294
300,000	L	7.250%, due 08/15/22	392,063
2,000,000	L	8.125%, due 08/15/19	2,731,172
1,200,000	L	8.125%, due 05/15/21	1,669,922
6,100,000	L	8.750%, due 05/15/17	8,452,313
1,700,000		8.875%, due 08/15/17	2,384,117

			17,662,881

		Total U.S. Treasury Obligations (Cost $57,785,278)	57,373,481

Asset-Backed Securities: 4.0%
		Credit Card Asset Backed Securities: 1.0%
700,000	C	Bank One Issuance Trust, 3.621%, due 10/15/08	700,582
1,200,000	C	Chase Credit Card Master Trust, 3.621%, due 04/15/08	1,200,863
700,000	C	Sears Credit Account Master Trust, 3.951%, due 11/17/09	700,759

			2,602,204

		Home Equity Asset Backed Securities: 2.1%
2,113,670	#, C	AAA Trust, 3.560%, due 11/26/35	2,113,961
1,300,000	C	ACE Securities Corp., 3.948%, due 10/25/35	1,300,610
7,413	C	Ameriquest Mortgage Securities, Inc., 3.930%, due 06/25/31	7,419
10,477	C	Ameriquest Mortgage Securities, Inc., 4.050%, due 02/25/33	10,486
99,671	C	GSAMP Trust, 3.821%, due 10/25/34	99,744
121,422	C	HFC Home Equity Loan Asset Backed Certificates, 4.146%, due 10/20/32	121,552
568,486	C	New Century Home Equity Loan Trust, 3.692%, due 09/25/35	568,486
983,525	C	New Century Home Equity Loan Trust, 3.731%, due 07/25/35	983,749
24,412	C	Residential Asset Securities Corp., 3.771%, due 11/25/24	24,425
6,542	C	Saxon Asset Securities Trust, 4.041%, due 12/25/32	6,546
69,719	C	Wells Fargo Home Equity Trust, 3.801%, due 06/25/19	69,766

			5,306,744

		Other Asset Backed Securities: 0.9%
974,396	C	Countrywide Asset-Backed Certificates, 3.721%, due 12/25/35	974,984
335,210	C	Countrywide Asset-Backed Certificates, 3.781%, due 05/25/23	335,486
14,196	C	Countrywide Asset-Backed Certificates, 4.020%, due 09/25/21	14,204
22,036	C	Long Beach Mortgage Loan Trust, 3.961%, due 06/25/33	22,055
253,309	#, C	Quest Trust, 4.200%, due 06/25/34	253,912
199,905	C	Residential Asset Mortgage Products, Inc., 3.781%, due 05/25/26	200,052
480,185	C	Residential Asset Mortgage Products, Inc., 3.981%, due 11/25/33	480,474
59,400	C	SLM Student Loan Trust, 3.630%, due 07/27/09	59,434
67,157	C	Structured Asset Securities Corp., 4.141%, due 05/25/32	67,409

			2,408,010

		Total Asset-Backed Securities (Cost $10,315,071)	10,316,958

Collateralized Mortgage Obligation: 12.9%
		Agency Collateral CMO: 3.0%
369,416		Fannie Mae, 3.500%, due 04/25/17	366,648
1,287,977		Fannie Mae, 5.000%, due 04/25/14	1,287,609
6,182,270	C	FHLMC Structured Pass Through Securities, 4.033%, due 07/25/44	6,218,242

			7,872,499

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Commercial Mortgage Backed Securities: 0.1%
358,026	#	Banc of America Large Loan, 3.770%, due 11/15/15	$358,281

			358,281

		Whole Loan Collateral PAC: 0.3%
305,014	C	Residential Accredit Loans, Inc., 4.230%, due 03/25/33	305,252
364,732	C	Residential Asset Securitization Trust, 4.230%, due 05/25/33	366,251

			671,503

		Whole Loan Collateral CMO: 9.5%
924,546	C	Adjustable Rate Mortgage Trust, 4.642%, due 05/25/35	916,266
1,232,131	C	Banc of America Funding Corp., 4.117%, due 05/25/35	1,217,974
1,016,754	C	Banc of America Mortgage Securities, 3.990%, due 07/25/33	990,927
349,692	C	Banc of America Mortgage Securities, 4.091%, due 01/25/34	351,535
532,788	C	Banc of America Mortgage Securities, 5.000%, due 05/25/34	527,399
1,300,000	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.750%, due 11/25/35	1,293,271
37,655	C	Bear Stearns Adjustable Rate Mortgage Trust, 5.942%, due 06/25/32	37,664
897,546	C	Bear Stearns Alt-A Trust, 5.438%, due 05/25/35	902,285
1,165,079	C	Citigroup Mortgage Loan Trust, Inc., 4.722%, due 08/25/35	1,155,835
2,496,000	C	Countrywide Alternative Loan Trust, 4.051%, due 09/20/35	2,501,087
273,256	C	Countrywide Home Loan Mortgage Pass Through Trust, 3.921%, due 08/25/34	273,401
774,382	C	Countrywide Home Loan Mortgage Pass Through Trust, 4.150%, due 03/25/35	775,019
2,173,935	#, C	Countrywide Home Loan Mortgage Pass Through Trust, 4.170%, due 06/25/35	2,181,124
234,862	C	CS First Boston Mortgage Securities Corp., 5.750%, due 09/22/17	235,348
1,132,623	C	Downey Savings & Loan Association Mortgage Loan Trust, 4.861%, due 07/19/44	1,144,134
506,339	C	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	507,642
462,534	C	GSR Mortgage Loan Trust, 3.430%, due 06/25/34	454,095
1,300,000	C	GSR Mortgage Loan Trust, 4.541%, due 09/25/35	1,285,699
21,632	C	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	21,665
934,771	C	Harborview Mortgage Loan Trust, 4.009%, due 05/19/35	933,846
140,059	C	Homestar Mortgage Acceptance Corp., 4.020%, due 01/25/22	140,156
68,477	C	Residential Funding Mortgage Sec. I, 6.500%, due 03/25/32	69,655
690,837	C	Sequoia Mortgage Trust, 4.146%, due 07/20/33	691,938
817,551	C	Washington Mutual, Inc., 3.951%, due 01/25/45	818,622
831,497	C	Washington Mutual, Inc., 3.961%, due 12/25/44	831,420
99,062	C	Washington Mutual, Inc., 4.007%, due 02/27/34	98,043
889,060	C	Washington Mutual, Inc., 4.100%, due 12/25/27	888,876
173,480	C	Washington Mutual, Inc., 4.137%, due 08/25/42	173,515
1,937,881	C	Wells Fargo Mortgage Backed Securities Trust, 3.989%, due 01/25/35	1,903,474
1,135,944	C	Wells Fargo Mortgage Backed Securities Trust, 4.362%, due 05/25/35	1,124,429

			24,446,344

		Total Collateralized Mortgage Obligations (Cost $33,460,154)	33,348,627

Municipal Bonds: 2.3%
		California: 0.4%
100,000	C	Golden State Tobacco Securitization Corp., 6.250%, due 06/01/33	111,084
300,000	C	Golden State Tobacco Securitization Corp., 6.750%, due 06/01/39	344,958
450,000	C	Orange County Sanitation District, 7.360%, due 02/01/33	487,773
150,000		State of California, 7.180%, due 07/01/11	176,124

			1,119,939

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Florida: 0.1%
200,000	C	Florida State Board of Education, 5.000%, due 06/01/32	$209,870

			209,870

		Louisiana: 0.0%
100,000	C	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	105,953

			105,953

		Nevada: 0.0%
50,000	C	Clark County School District, 8.060%, due 06/15/13	61,233

			61,233

		New York: 0.4%
645,000	C	New York City Municipal Water Finance Authority, 7.010%, due 06/15/34	690,718
300,000	C	New York City Municipal Water Finance Authority, 7.111%, due 06/15/38	323,802

			1,014,520

		Ohio: 0.1%
250,000	C	Akron, 5.000%, due 12/01/33	259,997
100,000	C	Kettering City School District, 5.000%, due 12/01/30	104,417

			364,414

		Rhode Island: 0.1%
200,000	C	Tobacco Settlement Financing Corp., 6.250%, due 06/01/42	213,174

			213,174

		Texas: 0.7%
400,000		City of San Antonio TX, 5.000%, due 02/01/10	425,570
300,000	C	State of Texas, 6.640%, due 04/01/35	308,700
890,000	C	Texas State University Systems, 5.000%, due 03/15/30	927,772

			1,662,042

		Washington: 0.1%
100,000		Energy Northwest, 5.500%, due 07/01/12	110,643
50,000		Energy Northwest, 8.310%, due 07/01/15	62,252

			172,895

		Wisconsin: 0.4%
200,000	C	Badger TOB Asset Securitization Corp., 6.125%, due 06/01/27	213,780
800,000	C	Badger TOB Asset Securitization Corp., 6.375%, due 06/01/32	869,224

			1,083,004

		Total Municipal Bonds (Cost $5,744,666)	6,007,044

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

Other Bonds: 6.0%
		Sovereign: 6.0%
48,000	@@, C, L	Brazil Government Intl. Bond, 4.250%, due 04/15/06	$48,089
163,771	@@, C	Brazil Government Intl. Bond, 4.313%, due 04/15/09	162,952
61,766	@@, C	Brazil Government Intl. Bond, 4.313%, due 04/15/12	60,919
738,000	@@, L	Brazil Government Intl. Bond, 8.000%, due 01/15/18	782,280
500,000	@@	Brazil Government Intl. Bond, 8.875%, due 10/14/19	544,250
380,000	@@, L	Brazil Government Intl. Bond, 9.230%, due 06/29/09	446,025
75,000	@@, C	Brazil Government Intl. Bond, 11.000%, due 08/17/40	92,044
160,000	@@, L	Brazil Government Intl. Bond, 11.500%, due 03/12/08	182,720
1,700,000	@@	Deutsche Bundesrepublik, 4.250%, due 01/04/14	2,228,976
500,000	@@	Deutsche Bundesrepublik, 5.500%, due 01/04/31	793,482
600,000	@@, #	Export-Import Bank of China, 4.875%, due 07/21/15	586,576
3,600,000	@@	German Treasury Bill, 2.020%, due 10/19/05	4,335,717
1,400,000	@@	German Treasury Bill, 2.070%, due 11/16/05	1,683,371
400,000	@@, #	Hong Kong Government Intl. Bond, 5.125%, due 08/01/14	405,269
100,000	@@	Mexico Government Intl. Bond, 6.375%, due 01/16/13	106,650
150,000	@@	Mexico Government Intl. Bond, 8.125%, due 12/30/19	182,250
300,000	@@	Mexico Government Intl. Bond, 8.300%, due 08/15/31	375,750
250,000	@@, L	Panama Government Intl. Bond, 8.875%, due 09/30/27	305,625
25,000	@@	Panama Government Intl. Bond, 9.375%, due 01/16/23	31,688
140,000	@@	Panama Government Intl. Bond, 9.625%, due 02/08/11	168,000
100,000	@@	Peru Government Intl. Bond, 9.125%, due 01/15/08	108,500
340,000	@@	Peru Government Intl. Bond, 9.125%, due 02/21/12	409,700
990,000	@@	Russia Government Intl. Bond, 5.000%, due 03/31/30	1,140,038
60,000	@@	Russia Government Intl. Bond, 8.250%, due 03/31/10	65,130
75,000	@@	South Africa Government Intl. Bond, 9.125%, due 05/19/09	85,500
117,608	@@	Ukraine Government Intl. Bond, 11.000%, due 03/15/07	124,606

			15,456,107

		Total Other Bonds (Cost $15,157,013)	15,456,107

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2005 (Unaudited) (continued)

Shares			Value

Preferred Stock: 0.1%
		Sovereign: 0.1%
3,200	C	Fannie Mae	$176,200

			176,200

		Total Preferred Stock (Cost $160,000)	176,200

Options: 0.0%

No. of Contracts			Value

1,000,000	I	EURO - 3-Month LIBOR Call Swaption, Strike Price 4.500, expires 06/02/06	8,919
500,000	I	EURO - 3-Month LIBOR Call Swaption, Strike Price 5.750, expires 04/27/09	63,009
500,000	I	EURO - 3-Month LIBOR Put Swaption, Strike Price 6.250, expires 04/27/09	14,585
55		EURO Put Options, Strike Price 93.75, expires 12/19/05	—
113		EURO Put Options, Strike Price 94.00, expires 12/19/05	—

		Total Purchased Options (Cost $95,230)	86,513

		Total Long-Term Investments:
		(Cost $263,654,474)	262,906,517

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2005 (Unaudited) (continued)

Principal
Amount				Value

Short-Term Investments: 40.1%
		Federal Home Loan Bank: 5.2%
$13,500,000		3.000%, due 10/03/05		$13,496,625

				13,496,625

		Commercial Paper: 18.3%
4,600,000	@@	Austrailia and New Zealand Banking Group Ltd., 3.750%, due 12/12/05		4,565,270
5,700,000	@@	Barclays PLC, 3.790%, due 11/28/05		5,664,771
6,500,000	@@	BNP Paribas, 3.750%, due 12/12/05		6,450,925
800,000	@@	BNP Paribas, 3.790%, due 12/19/05		793,320
800,000	#	COX Communications, Inc., 3.871%, due 01/17/06		800,000
2,500,000	@@	Danske Corp., 3.730%, due 12/09/05		2,481,975
1,900,000		General Electric Capital Corp., 3.730%, due 12/08/05		1,886,510
2,100,000	@@	HBOS Treasury Services PLC, 3.690%, due 12/01/05		2,086,749
200,000	@@	Nordea Bank AB, 3.760%, due 11/21/05		198,919
1,200,000	@@	Nordea Bank AB, 3.770%, due 12/09/05		1,191,276
4,400,000	@@	Rabobank Group, 3.810%, due 12/23/05		4,361,236
2,500,000	@@	Rabobank Group, 3.880%, due 10/03/05		2,499,192
2,400,000	@@	Societe Generale, 3.810%, due 12/22/05		2,379,120
600,000	@@	Societe Generale, 3.810%, due 12/23/05		594,714
700,000	@@	Societe Generale, 3.840%, due 12/28/05		693,420
1,000,000	@@	UBS Finance LLC, 3.730%, due 10/21/05		994,638
1,900,000	@@	UBS Finance LLC, 3.730%, due 12/07/05		1,886,719
600,000	@@	UBS Finance LLC, 3.790%, due 12/19/05		594,990
7,000,000	@@	Westpac Trust, 3.860%, due 12/20/05		6,940,710

				47,064,454

		U.S. Treasury Bill: 0.6%
1,515,000		3.120%, due 12/15/05		1,505,083

				1,505,083

		Securities Lending Collateralcc 16.0%
41,261,594		The Bank of New York Institutional Cash Reserves Fund		41,261,594

				41,261,594

		Total Short-Term Investments (Cost $103,331,124)		103,327,756

		Total Investments in Securities* (Cost $366,985,598)	142.1%	$366,234,273
		Other Assets and Liabilities, Net	(42.1)	(108,575,012)

		Net Assets	100.0%	$257,659,261

	@@	Foreign Issuer
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	cc	Securities purchased with cash collateral for securities loaned.
	C	Bond may be called prior to maturity date.
	W	When-issued or delayed delivery security.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $367,157,989.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,020,828
		Gross Unrealized Depreciation		(1,944,544)

		Net Unrealized Depreciation		$(923,716)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2005 (Unaudited) (continued)

No. of		Expiration	Strike
Contracts		Date	Price/Rate	Value

WRITTEN OPTIONS

Call Options Written
2,300,000	EURO - 3-Month LIBOR, strike price 4.000%, due 06/02/06 Call Swaption: Euro - 3-Month LIBOR	06/02/06	4	$(6,244)
84	U.S. Treasury Note, strike price 115.00, due 11/22/05 Call Options: U.S. Treasury Note Future	11/22/05	115	(1,313)
84	U.S. Treasury Note, strike price 109.00, due 11/22/05 Call Options: U.S. Treasury Note Future	11/22/05	109	(38,063)
57	U.S. Treasury Note, strike price 108.00, due 11/22/05 Call Options: U.S. Treasury Note Future	11/22/05	108	(12,469)
21	British Pound, strike price 94.00, due 12/21/05 Financial Option Index	12/21/05	94	—

	Total Liability for Call Options Written (Premiums received $117,557)			$(58,089)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2005 (Unaudited) (continued)

At September 30, 2005 the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Portfolio:

				In		Unrealized
			Settlement	Exchange		Appreciation
Currency		Buy/Sell	Date	For (USD)	Value	(Depreciation)

Brazilian Real
BRL	72,000	Buy	10/20/05	29,310	32,130	$2,820
Chilean Peso
CLP	4,431,000	Buy	02/02/06	7,870	8,366	496
Chilean Peso
CLP	22,343,000	Buy	02/16/06	41,113	42,180	1,067
Chilean Peso
CLP	18,181,000	Buy	02/16/06	33,834	34,323	489
Euro
EUR	5,446,000	Buy	11/08/05	6,544,714	6,578,868	34,154
Indian Rupee
INR	2,316,000	Buy	03/20/06	52,469	52,489	20
Japanese Yen
JPY	337,728,000	Buy	10/18/05	3,072,140	2,985,673	(86,467)
Korean Won
KRW	139,100,000	Buy	01/26/06	136,306	133,654	(2,652)
Korean Won
KRW	28,000,000	Buy	02/26/06	27,446	26,909	(537)
Korean Won
KRW	35,400,000	Buy	03/21/06	34,570	34,027	(543)
Mexican Peso
MXN	716,000	Buy	02/28/06	64,204	65,011	807
Mexican Peso
MXN	337,000	Buy	03/23/06	30,369	30,511	142
Peruvian Nuevo Sol
PEN	192,000	Buy	02/22/06	59,122	57,371	(1,751)
Peruvian Nuevo Sol
PEN	119,000	Buy	03/13/06	36,214	35,559	(655)
Polish Zloty
PLN	93,000	Buy	02/24/06	28,190	28,638	448
Polish Zloty
PLN	96,000	Buy	03/27/06	29,703	29,549	(154)
Russian Ruble
RUR	1,833,000	Buy	01/31/06	63,602	64,556	954
Russian Ruble
RUR	685,000	Buy	02/13/06	23,989	24,125	136
Russian Ruble
RUR	918,000	Buy	03/22/06	32,404	32,334	(70)
Singapore Dollar
SGD	109,000	Buy	01/26/05	66,411	64,858	(1,553)
Singapore Dollar
SGD	41,000	Buy	02/24/06	24,796	24,433	(363)
Singapore Dollar
SGD	52,000	Buy	03/20/06	31,222	31,027	(195)
Slovakian Koruna
SKK	1,817,000	Buy	03/02/06	57,518	56,676	(842)
Slovakian Koruna
SKK	1,140,000	Buy	03/27/06	36,116	35,598	(518)
Taiwanese New Dollar
TWD	800,000	Buy	02/24/06	25,149	24,340	(809)
Taiwanese New Dollar
TWD	1,000,000	Buy	03/21/06	30,581	30,479	(102)

						$(55,678)

Brazilian Real
BRL	72,000	Sell	10/20/05	30,132	32,130	(1,998)
Euro
EUR	13,141,000	Sell	11/08/05	15,825,706	15,874,570	(48,864)

						$(50,862)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2005 (Unaudited) (continued)

Information concerning open futures contracts for the ING PIMCO Total Return Portfolio at September 30, 2005 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain(Loss)

Eurodollar Future	68	$16,226,500	03/13/06	($94,562)
90 Day Euro Future	90	21,540,375	11/14/05	(45,477)
90 Day Eurodollar Future	98	23,425,675	12/19/05	(80,169)
Euro Bond Future	77	11,375,080	12/08/05	(31,261)
U.S. Long Bond Future	58	6,635,563	12/20/05	(210,703)

		$79,203,193		($462,171)

Illiquid Securities

Pursuant to guidelines adopted by the Portfolio’s Board, the following securities have been deemed to be illiquid. ING PIMCO Total Return Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase.

		Initial
	Shares/Par	Acquisition			Percent of
Security	Value	Date	Cost	Value	Net Assets

Russian Federation CDS	400,000	3/11/2005	$—	$1,598	0.0%
Russian Federation CDS	500,000	3/15/2005	—	2,642	0.0%
General Motors Acceptance Corp. CDS	500,000	4/7/2005	—	6,424	0.0%
Ford Motor Credit Co. CDS	500,000	4/8/2005	—	4,845	0.0%
Ford Motor Credit Co. CDS	500,000	5/1/1981	—	6,926	0.0%
Russian Federation CDS	100,000	5/26/2005	—	204	0.0%
Dow Jones CDX XO5 CDS	900,000	4/15/2005	(23,400)	30,942	0.0%
Freddie Mac	138,505	6/4/2003	135,929	137,812	0.1%
EURO — 3-Month LIBOR Call Swaption, strike 4.500	1,000,000	6/2/2005	31,950	8,919	0.0%
EURO — 3-Month LIBOR Call Swaption, strike 5.750	500,000	4/28/2004	25,850	63,009	0.0%
EURO — 3-Month LIBOR Put Swaption, strike 6.250	500,000	4/28/2004	35,750	14,585	0.0%

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2005 (Unaudited) (continued)

Information concerning the Interest Rate Swap Agreements outstanding for the ING PIMCO Total Return Portfolio at September 30, 2005 is shown below:

			Unrealized
	Termination	Notional	Appreciation
Type	Date	Principal	(Depreciation)

Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month LIBOR. Counterparty: Goldman Sachs Capital Markets, L.P.	12/15/15	USD 6,600,000	$ 174,148

Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month LIBOR. Counterparty: Lehman Brothers Special Financing, Inc.	12/15/15	USD 400,000	10,281

Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month LIBOR. Counterparty: Barclays Bank PLC	12/15/10	USD 12,000,000	(196,400)

Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month LIBOR. Counterparty: Greenwich Capital Derivatives, Inc.	12/15/10	USD 200,000	(3,109)

Receive a fixed rate equal to 4.000% and pay a floating rate based on 6-month LIBOR. Counterparty: Merrill Lynch Capital Services, Inc.	12/15/14	EUR 9,200,000	(179,515)

Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month LIBOR. Counterparty: Goldman Sachs Capital Markets, L.P.	12/15/07	USD 900,000	(10,251)

Receive a fixed rate equal to 2.000% and pay a floating rate based on 6-month LIBOR. Counterparty: Morgan Stanley Capital Services, Inc.	06/15/12	JPY 130,000,000	(64,811)

Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month LIBOR. Counterparty: Goldman Sachs Capital Markets, L.P.	12/15/10	USD 800,000	2,246

Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month LIBOR. Counterparty: Goldman Sachs Capital Markets, L.P.	12/15/10	USD 1,300,000	(20,206)

Receive a fixed rate equal to 4.500% and pay a floating rate based on 6-month LIBOR. Counterparty: Merrill Lynch Capital Services, Inc.	09/20/09	GBP 2,900,000	(3,662)

Receive a fixed rate equal to 4.500% and pay a floating rate based on 6-month LIBOR. Counterparty: JPMorgan Chase Bank, N.A.	09/20/09	GBP 4,100,000	(11,665)

Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month LIBOR. Counterparty: Goldman Sachs Capital Markets, L.P.	12/15/15	USD 3,000,000	75,759

Total Interest Rate Swap Agreements			$(227,185)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2005 (Unaudited) (continued)

Information concerning the Credit Default Swap Agreements outstanding for the ING PIMCO Total Return Portfolio at September 30, 2005 is shown below:

			Unrealized
	Termination	Notional	Appreciation
Type	Date	Principal	(Depreciation)

		USD
Russian Federation Receive $10,000,000 in the event of default and pay 0.610%
Counterparty: Merrill Lynch International	03/20/07	400,000	$1,598

Russian Federation Receive $10,000,000 in the event of default and pay 0.700%
Counterparty: Goldman Sachs International	03/20/07	500,000	2,642

General Motors Acceptance Corp. Receive $10,000,000 in the event of default and pay 3.550%
Counterparty: Lehman Brothers Special Financing, Inc.	06/20/07	500,000	6,424

Ford Motor Credit Co. Receive $10,000,000 in the event of default and pay 2.680%
Counterparty: HSBC Bank USA, N.A.	06/20/07	500,000	4,845

Ford Motor Credit Co. Receive $10,000,000 in the event of default and pay 3.330%
Counterparty: Morgan Stanley Capital Services, Inc.	06/20/06	500,000	6,926

Russian Federation Receive $10,000,000 in the event of default and pay 0.770%
Counterparty: JPMorgan Chase Bank, N.A.	05/20/07	200,000	1,372

Russian Federation Receive $10,000,000 in the event of default and pay 0.580%
Counterparty: Morgan Stanley Capital Services, Inc.	06/20/06	100,000	204

Dow Jones CDX XO5 Receive $1,000,000 in the event of default and pay 2.000%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/10	1,200,000	909

Republic of Turkey Receive $10,000,000 in the event of default and pay 2.110%
Counterparty: Lehman Brothers Special Financing, Inc.	10/20/10	100,000	(84)

Dow Jones CDX XO5 Receive $1,000,000 in the event of default and pay 2.100%
Counterparty: Morgan Stanley Capital Services, Inc.	06/20/10	900,000	54,342

General Motors Corp. Receive $10,000,000 in the event of default and pay 4.480%
Counterparty: HSBC Bank USA, N.A.	06/20/07	500,000	(454)

General Motors Acceptance Corp. Receive $10,000,000 in the event of default and pay 1.770%
Counterparty: Morgan Stanley Capital Services, Inc.	09/20/06	500,000	(1,505)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2005 (Unaudited) (continued)

			Unrealized
	Termination	Notional	Appreciation
Type	Date	Principal	(Depreciation)

Republic of Turkey Receive $10,000,000 in the event of default and pay 2.110%
Counterparty: Lehman Brothers Special Financing, Inc.	09/20/10	300,000	(2,583)

Republic of Turkey Receive $10,000,000 in the event of default and pay 2.110%
Counterparty: Morgan Stanley Capital Services, Inc.	10/20/10	100,000	(524)

Dow Jones CDX XO5 Receive $1,000,000 in the event of default and pay 2.000%
Counterparty: Citigroup, Inc.	12/20/10	2,600,000	1,295

Total Credit Default Swap Agreements			$ 75,407

Total Swap Agreements			$ (151,778)

PORTFOLIO OF INVESTMENTS
ING Salomon Brothers Aggressive Growth Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 97.8%
		Aerospace/Defense: 3.2%
375,500	L	L-3 Communications Holdings, Inc.	$29,690,785

			29,690,785

		Biotechnology: 19.2%
654,190	@, L	Amgen, Inc.	52,119,317
669,200	@, L	Biogen Idec, Inc.	26,420,016
102,900	@, L	CancerVax Corp.	353,976
839,800	@, L	Chiron Corp.	36,632,076
31,700	@, L	Genentech, Inc.	2,669,457
681,070	@	Genzyme Corp.	48,791,855
540,100	@, L	Millennium Pharmaceuticals, Inc.	5,039,133
198,300	@, L	Vertex Pharmaceuticals, Inc.	4,432,005

			176,457,835

		Computers: 2.5%
31,500	@, L	LaserCard Corp.	279,405
731,800	@	Maxtor Corp.	3,219,920
534,600	@	Quantum Corp.	1,651,914
370,800	@, L	SanDisk Corp.	17,891,100
83,100	@	Seagate Technology, Inc.	1

			23,042,340

		Diversified Financial Services: 10.3%
76,800		CIT Group, Inc.	3,469,824
91,700		Cohen & Steers, Inc.	1,834,000
2,696		Goldman Sachs Group, Inc.	327,780
466,604	L	Lehman Brothers Holdings, Inc.	54,350,034
562,160		Merrill Lynch & Co., Inc	34,488,516

			94,470,154

		Healthcare — Products: 2.1%
79,800	@, L	Biosite, Inc.	4,936,428
20,900	@, L	BioVeris Corp.	121,638
220,100		Johnson & Johnson	13,927,928

			18,985,994

		Healthcare — Services: 5.8%
954,500	L	UnitedHealth Group, Inc.	53,642,900

			53,642,900

		Internet: 0.1%
54,900	@	Verity, Inc.	583,038

			583,038

PORTFOLIO OF INVESTMENTS
ING Salomon Brothers Aggressive Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Investment Companies: 1.3%
312,200	L	Nasdaq-100 Index Tracking Stock	$12,319,412

			12,319,412

		Media: 15.8%
705,700	@, L	Cablevision Systems Corp.	21,643,819
112,300	@, L	Comcast Corp.	3,299,374
1,243,190	@	Comcast Corp. — Special Class A Shares	35,779,008
193,210	@, L	Discovery Holding Co.	2,789,952
135,100	@, L	Liberty Global, Inc.	3,568,667
1,932,100	@	Liberty Media Corp.	15,553,405
1,812,530	L	Time Warner, Inc.	32,824,918
363,611		Viacom, Inc.	12,002,799
689,500		Walt Disney Co.	16,637,635
93,300		World Wrestling Entertainment, Inc.	1,212,900

			145,312,477

		Miscellaneous Manufacturing: 4.4%
353,300	L	Pall Corp.	9,715,750
1,101,395	@@, L	Tyco Intl. Ltd.	30,673,851

			40,389,601

		Oil & Gas: 5.8%
559,500		Anadarko Petroleum Corp.	53,572,125
5,645	@, L	Bill Barrett Corp.	207,849

			53,779,974

		Oil & Gas Services: 7.0%
495,700	@, L	Grant Prideco, Inc.	20,150,205
638,900	@, L	Weatherford Intl. Ltd.	43,866,874

			64,017,079

		Pharmaceuticals: 8.0%
136,500	@, L	Alkermes, Inc.	2,293,200
997,044	@, L	Forest Laboratories, Inc.	38,854,805
499,600	@, L	ImClone Systems, Inc.	15,712,420
94,400	@, L	Isis Pharmaceuticals, Inc.	476,720
326,700	@	King Pharmaceuticals, Inc.	5,024,646
74,600	@, L	Nabi Biopharmaceuticals, Inc.	977,260
80,050		Pfizer, Inc.	1,998,848
67,832	@@, L	Teva Pharmaceutical Industries Ltd. ADR	2,266,945
306,600	L	Valeant Pharmaceuticals International	6,156,528
27,445	@	ViaCell, Inc.	159,181

			73,920,553

		Retail: 0.2%
193,300	@, L	Charming Shoppes, Inc.	2,062,511

			2,062,511

PORTFOLIO OF INVESTMENTS
ING Salomon Brothers Aggressive Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Semiconductors: 6.7%
178,700	@, L	Broadcom Corp.	$8,382,817
90,400	@, L	Cabot Microelectronics Corp.	2,655,952
328,000	@, L	Cirrus Logic, Inc.	2,489,520
117,000	@, L	Cree, Inc.	2,927,340
86,600	@	DSP Group, Inc.	2,222,156
92,029	@	Freescale Semiconductor, Inc.	2,170,044
543,100		Intel Corp.	13,387,415
1,749,000	@, L	Micron Technology, Inc.	23,261,700
236,100	@, L	Teradyne, Inc.	3,895,650

			61,392,594

		Software: 1.9%
97,800	@, L	Advent Software, Inc.	2,634,732
214,400	L	Autodesk, Inc.	9,956,736
176,900	L	Microsoft Corp.	4,551,637

			17,143,105

		Telecommunications: 3.5%
254,100	@, L	C-COR.net Corp.	1,715,175
1,020,200	L	Motorola, Inc.	22,536,218
302,900	@@	Nokia OYJ ADR	5,122,039
475,100	@, L	RF Micro Devices, Inc.	2,684,315

			32,057,747

		Total Common Stock
		(Cost $659,015,961)	899,268,099

PORTFOLIO OF INVESTMENTS
ING Salomon Brothers Aggressive Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

Short-Term Investments: 22.9%
		Federal Home Loan Bank: 1.6%
$15,000,000		3.000%, due 10/03/05		$14,996,250

		Total Federal Home Loan Bank
		(Cost $14,997,500)		14,996,250

		Securities Lending Collateralcc 21.3%
195,738,769		The Bank of New York Institutional Cash Reserves Fund		195,738,769

		Total Securities Lending Collateral
		(Cost $195,738,769)		195,738,769

		Total Short-Term Investments
		(Cost $210,736,269)		210,735,019

		Total Investments in Securities
		(Cost $869,752,230)*	120.7%	$1,110,003,118
		Other Assets and Liabilities, Net	(20.7)	(190,578,276)

		Net Assets	100.0%	$919,424,842

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $871,095,946.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$258,870,325
		Gross Unrealized Depreciation		(19,963,153)

		Net Unrealized Appreciation		$238,907,172

PORTFOLIO OF INVESTMENTS
ING Salomon Brothers Fundamental Value Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 94.8%
		Advertising: 1.5%
77,500	@	Interpublic Group of Cos., Inc.	$902,100

			902,100

		Aerospace/Defense: 2.8%
9,200		Boeing Co.	625,140
27,400		Raytheon Co.	1,041,748

			1,666,888

		Airlines: 1.4%
55,400		Southwest Airlines Co.	822,690

			822,690

		Auto Parts & Equipment: 0.5%
4,900		BorgWarner, Inc.	276,654

			276,654

		Banks: 3.1%
94	@@	Mitsubishi Tokyo Financial Group, Inc.	1,232,687
11,500		State Street Corp.	562,580

			1,795,267

		Beverages: 0.3%
2,600		Molson Coors Brewing Co.	166,426

			166,426

		Biotechnology: 1.5%
5,500	@	Amgen, Inc.	438,185
52,000	@	Aphton Corp.	33,280
27,929	@	Enzo Biochem, Inc.	428,989

			900,454

		Chemicals: 3.5%
17,900		Dow Chemical Co.	745,893
22,300		E.I. Du Pont de Nemours & Co.	873,491
15,800		Engelhard Corp.	440,978

			2,060,362

		Computers: 0.1%
2,000	@	Electronics for Imaging	45,880
2,095	@	Maxwell Technologies, Inc.	29,581

			75,461

PORTFOLIO OF INVESTMENTS
ING Salomon Brothers Fundamental Value Portfolio	as of September 30, 2005 (Unaudited) (continued)

Shares			Value

		Diversified Financial Services: 7.0%
16,600		American Express Co.	$953,504
1,300		Goldman Sachs Group, Inc.	158,054
34,356		J.P. Morgan Chase & Co.	1,165,699
35,900		MBNA Corp.	884,576
15,700		Merrill Lynch & Co., Inc.	963,195

			4,125,028

		Electronics: 2.7%
23,200	@	Agilent Technologies, Inc.	759,800
10,100	@, @@	LG Philips LCD Co. Ltd. ADR	207,656
149,610	@	Solectron Corp.	584,975

			1,552,431

		Food: 4.6%
19,200		Kraft Foods, Inc.	587,328
36,500		Safeway, Inc.	934,400
40,900	@@	Unilever PLC	429,092
17,700	@@	Unilever PLC ADR	747,294

			2,698,114

		Forest Products & Paper: 1.7%
11,800	@	Smurfit-Stone Container Corp.	122,248
12,500		Weyerhaeuser Co.	859,375

			981,623

		Healthcare — Products: 2.0%
5,486	@	FHC Delaware, Inc.	34,672
18,300		Johnson & Johnson	1,158,024

			1,192,696

		Insurance: 8.7%
9,300		AMBAC Financial Group, Inc.	670,158
12,000		American Intl. Group, Inc.	743,520
10,500		Chubb Corp.	940,275
31,100	@	CNA Surety Corp.	442,242
6,600		Hartford Financial Services Group, Inc.	509,322
11,000		MGIC Investment Corp.	706,200
27,500		PMI Group, Inc.	1,096,425

			5,108,142

		Iron/Steel: 0.0%
200		Allegheny Technologies, Inc.	6,196

			6,196

		Machinery — Construction & Mining: 1.6%
15,800		Caterpillar, Inc.	928,250

			928,250

PORTFOLIO OF INVESTMENTS
ING Salomon Brothers Fundamental Value Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Machinery — Diversified: 0.5%
5,200		Deere & Co.	$318,240

			318,240

		Media: 8.9%
9,400		Clear Channel Communications, Inc.	309,166
28,500	@	Comcast Corp.	820,230
50,800		News Corp., Inc. — Class A	791,972
42,800		News Corp., Inc. — Class B	706,200
55,100	@@	Pearson PLC	643,772
54,100		Time Warner, Inc.	979,751
40,200		Walt Disney Co.	970,026

			5,221,117

		Mining: 2.1%
26,300		Alcoa, Inc.	642,246
14,900	@	RTI Intl. Metals, Inc.	586,315
14,900	@	WGI Heavy Minerals, Inc.	11,771

			1,240,332

		Miscellaneous Manufacturing: 1.2%
14,400		Honeywell Intl., Inc.	540,000
5,100	@@	Tyco Intl. Ltd.	142,035

			682,035

		Office/Business Equipment: 0.1%
7,000		IKON Office Solutions, Inc.	69,860

			69,860

		Oil & Gas: 5.9%
7,800		Anadarko Petroleum Corp.	746,850
1,900	@@	BP PLC ADR	134,615
7,600		ChevronTexaco Corp.	491,948
5,300		ConocoPhillips	370,523
8,700		Exxon Mobil Corp.	552,798
9,600		Global Santa Fe Corp.	437,952
14,600		Murphy Oil Corp.	728,102

			3,462,788

		Oil & Gas Services: 3.5%
9,400		Baker Hughes, Inc.	560,992
15,300		Halliburton Co.	1,048,356
5,100		Schlumberger Ltd.	430,338

			2,039,686

		Pharmaceuticals: 8.5%
22,100		Abbott Laboratories	937,040
4,000		Eli Lilly & Co.	214,080
17,800	@@	GlaxoSmithKline PLC ADR	912,784

PORTFOLIO OF INVESTMENTS
ING Salomon Brothers Fundamental Value Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares				Value

		Pharmaceuticals: 8.5% (continued)
21,400	@@	Novartis AG ADR		$1,091,400
31,900		Pfizer, Inc.		796,543
22,600		Wyeth		1,045,702

				4,997,549

		Pipelines: 1.3%
5,800	@	Dynegy, Inc.		27,318
28,100		Williams Cos., Inc.		703,905

				731,223

		Retail: 2.8%
4,700		Costco Wholesale Corp.		202,523
19,400		Home Depot, Inc.		739,916
15,600		Wal-Mart Stores, Inc.		683,592

				1,626,031

		Semiconductors: 6.0%
41,500		Applied Materials, Inc.		703,840
12,500	@	Novellus Systems, Inc.		313,500
3,200	@@, #	Samsung Electronics Co., Ltd. GDR		903,313
95,278	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR		783,185
23,500		Texas Instruments, Inc.		796,650

				3,500,488

		Software: 2.7%
49,400	@	Micromuse, Inc.		389,272
45,700		Microsoft Corp.		1,175,861

				1,565,133

		Telecommunications: 6.0%
29,100	@	Cisco Systems, Inc.		521,763
235,800	@	Lucent Technologies, Inc.		766,350
35,900		Motorola, Inc.		793,031
34,900	@@	Nokia Oyj ADR		590,159
33,200	@@	Vodafone Group PLC ADR		862,204

				3,533,507

		Toys/Games/Hobbies: 2.3%
40,200		Hasbro, Inc.		789,930
33,900		Mattel, Inc.		565,452

				1,355,382

		Total Common Stock
		(Cost $45,280,197)		55,602,153

		Total Investments in Securities
		(Cost $45,280,197)*	94.8%	$55,602,153
		Other Assets and Liabilities, Net	5.2	3,056,978

		Net Assets	100.0%	$58,659,131

PORTFOLIO OF INVESTMENTS
ING Salomon Brothers Fundamental Value Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $45,472,255.
Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$11,346,771
		Gross Unrealized Depreciation	(1,216,873)

		Net Unrealized Appreciation	$10,129,898

PORTFOLIO OF INVESTMENTS
ING Salomon Brothers Large Cap Growth Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 99.9%
		Beverages: 3.8%
45,000		Coca-Cola Co.	$1,943,550
8,600		PepsiCo, Inc.	487,706

			2,431,256

		Biotechnology: 14.0%
45,000	@	Amgen, Inc.	3,585,150
41,600	@	Biogen Idec, Inc.	1,642,368
45,000	@	Genentech, Inc.	3,789,450

			9,016,968

		Computers: 2.6%
48,400	@	Dell, Inc.	1,655,280

			1,655,280

		Cosmetics/Personal Care: 4.4%
48,400		Gillette Co.	2,816,880

			2,816,880

		Diversified Financial Services: 6.5%
38,300		Merrill Lynch & Co., Inc.	2,349,705
33,800		Morgan Stanley	1,823,172

			4,172,877

		Food: 2.5%
22,500		Wm. Wrigley Jr. Co.	1,617,300

			1,617,300

		Healthcare — Products: 2.4%
24,800		Johnson & Johnson	1,569,344

			1,569,344

		Insurance: 5.5%
27,000		American International Group, Inc.	1,672,920
23	@	Berkshire Hathaway, Inc.	1,886,000

			3,558,920

		Internet: 13.9%
40,600	@	Akamai Technologies, Inc.	647,570
90,000	@	Amazon.com, Inc.	4,077,000
39,400	@	eBay, Inc.	1,623,280
40,500	@	Expedia, Inc.	802,305
40,500	@	IAC/InterActiveCorp	1,026,675
22,500	@	Yahoo!, Inc.	761,400

			8,938,230

PORTFOLIO OF INVESTMENTS
ING Salomon Brothers Large Cap Growth Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares				Value

		Media: 5.9%
135,000		Time Warner, Inc.		$2,444,850
56,300		Walt Disney Co.		1,358,519

				3,803,369

		Miscellaneous Manufacturing: 2.4%
45,000		General Electric Co.		1,515,150

				1,515,150

		Pharmaceuticals: 5.9%
33,800		Eli Lilly & Co.		1,808,976
78,800		Pfizer, Inc.		1,967,636

				3,776,612

		Retail: 4.9%
23,200	@	Bed Bath & Beyond, Inc.		932,176
58,500		Home Depot, Inc.		2,231,190

				3,163,366

		Semiconductors: 9.5%
78,800		Intel Corp.		1,942,420
90,000		Texas Instruments, Inc.		3,051,000
39,100		Xilinx, Inc.		1,088,935

				6,082,355

		Software: 6.6%
22,500	@	Electronic Arts, Inc.		1,280,025
67,500		Microsoft Corp.		1,736,775
57,800	@	Red Hat, Inc.		1,224,782

				4,241,582

		Telecommunications: 9.1%
78,800	@	Cisco Systems, Inc.		1,412,884
61,900	@	Juniper Networks, Inc.		1,472,601
112,500		Motorola, Inc.		2,485,125
11,300		QUALCOMM, Inc.		505,675

				5,876,285

		Total Common Stock
		(Cost $60,082,480)		64,235,774

		Total Investments in Securities
		(Cost $60,082,480)*	99.9%	$64,235,774
		Other Assets and Liabilities, Net	0.1	79,002

		Net Assets	100.0%	$64,314,776

	@	Non-income producing security
	*	Cost for federal income tax purposes is $60,505,801.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$6,119,832
		Gross Unrealized Depreciation		(2,389,859)

		Net Unrealized Appreciation		$3,729,973

PORTFOLIO OF INVESTMENTS
ING Solution 2015 Portfolio	as of September 30, 2005 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
4,036		ING American Century Large Company Value Portfolio-Class I		$56,702
5,520		ING JPMorgan Fleming International Portfolio-Class I		71,701
4,206		ING Julius Baer Foreign Portfolio-Class I		57,333
19,962		ING Limited Bond Portfolio-Class I		212,191
2,828		ING Marsico Growth Portfolio-Class I		43,134
13,868		ING Oppenheimer Strategic Income Portfolio-Class I		141,728
6,900		ING PIMCO High Yield Bond Portfolio-Class I		70,659
6,489		ING PIMCO Total Return Portfolio-Class I		70,604
974		ING Salomon Brothers Aggressive Growth Portfolio-Class I		42,450
1,694		ING T. Rowe Price Growth Equity Portfolio-Class I		85,706
9,577		ING UBS U.S. LargeCap Equity Portfolio-Class I		85,619
3,610		ING Van Kampen Comstock Portfolio-Class I		42,455
5,658		ING VP Index Plus LargeCap Portfolio-Class I		85,835
21,059		ING VP Intermediate Bond Portfolio-Class I		282,614
4,885		ING VP Real Estate Portfolio-Class I		71,619

				1,420,350

		Total Investments in Securities (Cost $1,414,200)*	100.0%	$1,420,350
		Other Assets and Liabilities-Net	(0.0)	(168)

		Net Assets	100.0%	$1,420,182

	*	Cost for federal income tax purposes is $1,415,516.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$6,733
		Gross Unrealized Depreciation		(1,899)

		Net Unrealized Appreciation		$4,834

PORTFOLIO OF INVESTMENTS
ING Solution 2025 Portfolio	as of September 30, 2005 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
10,019		ING American Century Large Company Value Portfolio-Class I		$140,767
8,943		ING Baron Small Cap Growth Portfolio-Class I		140,946
10,947		ING JPMorgan Fleming International Portfolio-Class I		142,205
10,436		ING Julius Baer Foreign Portfolio-Class I		142,239
22,019		ING Limited Bond Portfolio-Class I		234,064
7,792		ING Marsico Growth Portfolio-Class I		118,822
11,474		ING Oppenheimer Strategic Income Portfolio-Class I		117,260
2,687		ING Salomon Brothers Aggressive Growth Portfolio-Class I		117,173
3,270		ING T. Rowe Price Growth Equity Portfolio-Class I		165,415
13,206		ING UBS U.S. Large Cap Equity Portfolio-Class I		118,059
11,955		ING Van Kampen Comstock Portfolio-Class I		140,593
7,796		ING VP Index Plus LargeCap Portfolio-Class I		118,263
3,933		ING VP Index Plus MidCap Portfolio-Class I		71,507
34,833		ING VP Intermediate Bond Portfolio-Class I		467,455
8,094		ING VP Real Estate Portfolio-Class I		118,654

				2,353,422

		Total Investments in Securities (Cost $2,343,922)*	100.0%	$2,353,422
		Other Assets and Liabilities-Net	0.0	385

		Net Assets	100.0%	$2,353,807

	*	Cost for federal income tax purposes is $2,344,731.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$12,544
		Gross Unrealized Depreciation		(3,853)

		Net Unrealized Appreciation		$8,691

PORTFOLIO OF INVESTMENTS
ING Solution 2035 Portfolio	as of September 30, 2005 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
4,270		ING American Century Large Company Value Portfolio-Class I		$59,997
2,385		ING Baron Small Cap Growth Portfolio-Class I		37,589
4,078		ING JPMorgan Fleming International Portfolio-Class I		52,978
3,332		ING Julius Baer Foreign Portfolio-Class I		45,410
2,987		ING Marsico Growth Portfolio-Class I		45,545
1,032		ING Salomon Brothers Aggressive Growth Portfolio-Class I		44,977
1,792		ING T. Rowe Price Growth Equity Portfolio-Class I		90,629
4,218		ING UBS U.S. Large Cap Equity Portfolio-Class I		37,708
5,097		ING Van Kampen Comstock Portfolio-Class I		59,943
2,491		ING VP Index Plus LargeCap Portfolio-Class I		37,783
1,674		ING VP Index Plus MidCap Portfolio-Class I		30,441
1,378		ING VP Index Plus SmallCap Portfolio-Class I		22,803
11,140		ING VP Intermediate Bond Portfolio-Class I		149,495
2,588		ING VP Real Estate Portfolio-Class I		37,938

				753,236

		Total Investments in Securities (Cost $749,005)*	100.0%	$753,236
		Other Assets and Liabilities-Net	0.0	262

		Net Assets	100.0%	$753,498

	*	Cost for federal income tax purposes is $749,221.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,903
		Gross Unrealized Depreciation		(888)

		Net Unrealized Appreciation		$4,015

PORTFOLIO OF INVESTMENTS
ING Solution 2045 Portfolio	as of September 30, 2005 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 99.9%
2,653		ING American Century Large Company Value Portfolio-Class I		$37,280
1,316		ING Baron Small Cap Growth Portfolio-Class I		20,744
2,580		ING JPMorgan Fleming International Portfolio-Class I		33,514
2,151		ING Julius Baer Foreign Portfolio-Class I		29,314
1,928		ING Marsico Growth Portfolio-Class I		29,405
664		ING Salomon Brothers Aggressive Growth Portfolio-Class I		28,942
1,073		ING T. Rowe Price Growth Equity Portfolio-Class I		54,259
2,332		ING UBS U.S. Large Cap Equity Portfolio-Class I		20,848
3,165		ING Van Kampen Comstock Portfolio-Class I		37,218
1,378		ING VP Index Plus LargeCap Portfolio-Class I		20,899
1,158		ING VP Index Plus MidCap Portfolio-Class I		21,053
1,272		ING VP Index Plus SmallCap Portfolio-Class I		21,046
3,076		ING VP Intermediate Bond Portfolio-Class I		41,286
1,428		ING VP Real Estate Portfolio-Class I		20,928

				416,736

		Total Investments in Securities (Cost $412,427)*	99.9%	$416,736
		Other Assets and Liabilities-Net	0.1	413

		Net Assets	100.0%	$417,149

	*	Cost for federal income tax purposes is $412,898.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,150
		Gross Unrealized Depreciation		(312)

		Net Unrealized Appreciation		$3,838

PORTFOLIO OF INVESTMENTS
ING Solution Income Portfolio	as of September 30, 2005 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
884		ING JPMorgan Fleming International Portfolio-Class I		$11,487
8,899		ING Limited Bond Portfolio-Class I		94,601
3,709		ING Oppenheimer Strategic Income Portfolio-Class I		37,908
1,846		ING PIMCO High Yield Bond Portfolio-Class I		18,908
5,208		ING PIMCO Total Return Portfolio-Class I		56,662
3,416		ING UBS U.S. Large Cap Equity Portfolio-Class I		30,540
2,270		ING VP Index Plus LargeCap Portfolio-Class I		34,435
7,041		ING VP Intermediate Bond Portfolio-Class I		94,492

				379,033

		Total Investments in Securities (Cost $381,638)*	100.0%	$379,033
		Other Assets and Liabilities-Net	(0.0)	(175)

		Net Assets	100.0%	$378,858

	*	Cost for federal income tax purposes is $381,658.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,415
		Gross Unrealized Depreciation		(4,040)

		Net Unrealized Depreciation		$(2,625)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 99.7%
		Advertising: 2.1%
104,300	@, L	Getty Images, Inc.	$8,973,972
86,400		Harte-Hanks, Inc.	2,283,552
61,100	@, L	Lamar Advertising Co.	2,771,496
76,500		Omnicom Group, Inc.	6,397,695
96,300	@@	WPP Group PLC ADR	4,922,856

			25,349,571

		Aerospace/Defense: 1.1%
159,600	@@	Empresa Brasileira de Aeronautica SA ADR	6,160,560
146,800		Rockwell Collins, Inc.	7,093,376

			13,253,936

		Agriculture: 0.5%
84,200		Delta & Pine Land Co.	2,223,722
53,100		Monsanto Co.	3,332,025

			5,555,747

		Airlines: 0.6%
152,500		Skywest, Inc.	4,090,050
213,400	L	Southwest Airlines Co.	3,168,990

			7,259,040

		Apparel: 0.4%
137,900	@	Coach, Inc.	4,324,544

			4,324,544

		Banks: 4.5%
78,700	L	Boston Private Financial Holdings, Inc.	2,088,698
31,800		City National Corp.	2,228,862
87,300	L	East-West Bancorp, Inc.	2,971,692
53,100		First Horizon National Corp.	1,930,185
114,300	L	Investors Financial Services Corp.	3,760,470
161,600		Mellon Financial Corp.	5,166,352
114,750		North Fork Bancorporation, Inc.	2,926,125
217,600	L	Northern Trust Corp.	10,999,680
214,900		State Street Corp.	10,512,908
61,300	@, L	SVB Financial Group	2,981,632
220,100		Synovus Financial Corp.	6,101,172
162,700		UCBH Holdings, Inc.	2,980,664

			54,648,440

		Biotechnology: 3.6%
90,200	@, L	Celgene Corp.	4,899,664
56,500	@, L	Charles River Laboratories Intl., Inc.	2,464,530
301,300	@, @@, L	deCODE genetics, Inc.	2,527,907
40,300	@	Genzyme Corp.	2,887,092
194,100	@, L	Human Genome Sciences, Inc.	2,637,819

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Biotechnology: 3.6% (continued)
62,600	@, L	Integra LifeSciences Holdings Corp.	$2,395,076
46,800	@, L	Invitrogen Corp.	3,520,764
55,100	@, L	Martek Biosciences Corp.	1,935,663
83,300	@	MedImmune, Inc.	2,803,045
216,400	@, L	Millennium Pharmaceuticals, Inc.	2,019,012
53,100	@, L	Millipore Corp.	3,339,459
139,500	@, L	Nektar Therapeutics	2,364,525
84,400	@, L	Protein Design Labs, Inc.	2,363,200
232,600	@, @@, L	Qiagen NV	3,033,104
176,100	@, L	Vertex Pharmaceuticals, Inc.	3,935,835

			43,126,695

		Building Materials: 0.1%
39,300	@, L	Trex Co., Inc.	943,200

			943,200

		Chemicals: 1.3%
70,000		Ecolab, Inc.	2,235,100
74,900		Engelhard Corp.	2,090,459
60,700		Praxair, Inc.	2,909,351
37,200	L	Sigma-Aldrich Corp.	2,383,032
84,600	@	Symyx Technologies	2,209,752
149,000		Valspar Corp.	3,331,640

			15,159,334

		Commercial Services: 5.8%
59,600	@, L	Apollo Group, Inc.	3,956,844
85,100		Aramark Corp.	2,273,021
76,600	@	Career Education Corp.	2,723,896
85,300	@, W	ChoicePoint, Inc.	3,682,401
46,100		Corporate Executive Board Co.	3,594,878
74,500	@, L	DeVry, Inc.	1,419,225
149,700	@	Education Management Corp.	4,826,328
93,000	L	Equifax, Inc.	3,249,420
89,700		H&R Block, Inc.	2,151,006
134,100	@, L	Iron Mountain, Inc.	4,921,470
71,100	@	ITT Educational Services, Inc.	3,508,785
115,000	@	LECG Corp.	2,645,000
60,300		Manpower, Inc.	2,676,717
203,800		Moody’s Corp.	10,410,104
223,000		Paychex, Inc.	8,268,840
189,300	L	Robert Half Intl., Inc.	6,737,187
86,900	@, L	Universal Technical Institute, Inc.	3,094,509

			70,139,631

		Computers: 2.6%
60,300	@, L	Affiliated Computer Services, Inc.	3,292,380
156,000	@	Cadence Design Systems, Inc.	2,520,960
144,100	@, L	Cognizant Technology Solutions Corp.	6,713,619
50,400	@, L	DST Systems, Inc.	2,763,432
102,000		Factset Research Systems, Inc.	3,594,480
198,000		Jack Henry & Associates, Inc.	3,841,200

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 2.6% (continued)
102,000		Factset Research Systems, Inc.	$3,594,480
198,000		Jack Henry & Associates, Inc.	3,841,200
47,000	@	Lexmark Intl., Inc.	2,912,085
79,500	@, L	Mercury Computer Systems, Inc.	2,086,875
20,500	@, @@, L	Research In Motion Ltd.	1,402,200
124,800	@	Synopsys, Inc.	2,358,720

			31,485,951

		Cosmetics/Personal Care: 0.1%
50,100		Avon Products, Inc.	1,352,700

			1,352,700

		Distribution/Wholesale: 0.4%
84,200	L	CDW Corp.	4,961,064

			4,961,064

		Diversified Financial Services: 5.0%
270,600	@, L	Ameritrade Holding Corp.	5,812,488
35,800		Blackrock, Inc.	3,172,596
442,200		Charles Schwab Corp.	6,380,946
155,500	@, L	E*Trade Financial Corp.	2,736,800
238,600	L	Eaton Vance Corp.	5,922,052
76,000		Federated Investors, Inc.	2,525,480
60,500		First Marblehead Corp.	1,536,700
77,700		Franklin Resources, Inc.	6,523,692
156,000	@@, L	Lazard Ltd.	3,946,800
69,200		Legg Mason, Inc.	7,590,548
134,400		Nuveen Investments, Inc.	5,294,016
292,500	@	Refco, Inc.	8,268,975

			59,711,093

		Electrical Components & Equipment: 0.4%
74,400	W	Ametek, Inc.	3,196,968
62,500	@	Littelfuse, Inc.	1,758,125

			4,955,093

		Electronics: 2.4%
72,600	@	Cogent, Inc.	1,724,250
78,000	@, L	Cymer, Inc.	2,442,960
52,700	@, L	Dolby Laboratories, Inc.	843,200
88,000	@, L	Flir Systems, Inc.	2,603,040
134,800		Gentex Corp.	2,345,520
103,200	@, L	II-VI, Inc.	1,830,768
204,400	@	Jabil Circuit, Inc.	6,320,048
41,300	@, @@	Mettler Toledo Intl., Inc.	2,105,474
86,300		National Instruments Corp.	2,126,432
271,184		Symbol Technologies, Inc.	2,625,061
82,900	@	Waters Corp.	3,448,640

			28,415,393

		Entertainment: 0.9%
68,200	@, L	DreamWorks Animation SKG, Inc.	1,886,412
207,000		International Game Technology	5,589,000
111,250	@, L	Shuffle Master, Inc.	2,940,337

			10,415,749

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Environmental Control: 0.3%
63,100	@, L	Stericycle, Inc.	$3,606,165

			3,606,165

		Food: 0.8%
38,300		Hershey Co.	2,156,673
73,300		McCormick & Co., Inc.	2,391,779
87,742		Tootsie Roll Industries, Inc.	2,785,808
32,600		WM Wrigley Jr. Co.	2,343,288

			9,677,548

		Healthcare — Products: 6.3%
73,400	@, L	Arthrocare Corp.	2,952,148
38,000		Bausch & Lomb, Inc.	3,065,840
55,900		Becton Dickinson & Co.	2,930,837
163,100		Biomet, Inc.	5,661,201
43,900		Cooper Cos., Inc.	3,363,179
95,400		CR Bard, Inc.	6,299,262
55,500		Dentsply International, Inc.	2,998,110
78,300	@	Edwards Lifesciences Corp.	3,477,303
58,700	@	Gen-Probe, Inc.	2,902,715
96,400	@	Henry Schein, Inc.	4,108,568
41,500	@	Inamed Corp.	3,140,720
62,300	@, L	Kyphon, Inc.	2,737,462
68,200	@, L	Patterson Cos., Inc.	2,730,046
48,400	@, L	Resmed, Inc.	3,855,060
91,900	@	Respironics, Inc.	3,876,342
63,300	@@, L	Smith & Nephew PLC ADR	2,687,718
75,800	@	St. Jude Medical, Inc.	3,547,440
63,000	@	Sybron Dental Specialties, Inc.	2,619,540
71,700	@, L	Techne Corp.	4,085,466
117,500	@, L	Varian Medical Systems, Inc.	4,642,425
106,300	@, L	Wright Medical Group, Inc.	2,623,484
27,700	@, L	Zimmer Holdings, Inc.	1,908,253

			76,213,119

		Healthcare — Services: 3.9%
119,900	@	Coventry Health Care, Inc.	10,313,798
93,500	@	DaVita, Inc.	4,307,545
92,400	L	Health Management Associates, Inc.	2,168,628
139,500	@, L	Laboratory Corp. of America Holdings	6,795,045
94,700	@	Lincare Holdings, Inc.	3,887,435
95,500	L	Manor Care, Inc.	3,668,155
162,700		Quest Diagnostics	8,222,858
104,200	@	WellChoice, Inc.	7,908,780

			47,272,244

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Home Builders: 1.5%
35,900	L	Centex Corp.	$2,318,422
36,000	L	KB Home	2,635,200
38,500	L	Lennar Corp.	2,300,760
58,200		Pulte Homes, Inc.	2,497,944
107,400		Thor Industries, Inc.	3,651,600
54,600	@, L	Toll Brothers, Inc.	2,438,982
95,800	L	Winnebago Industries, Inc.	2,775,326

			18,618,234

		Home Furnishings: 0.4%
52,800		Harman International Industries, Inc.	5,399,856

			5,399,856

		Household Products/Wares: 0.2%
46,200		Avery Dennison Corp.	2,420,418

			2,420,418

		Insurance: 2.1%
39,800		AMBAC Financial Group, Inc.	2,867,988
47,400	@, @@	Arch Capital Group Ltd.	2,350,566
78,200		Arthur J. Gallagher & Co.	2,252,942
73,900	@@	Axis Capital Holdings Ltd.	2,106,889
44,200	L	Brown & Brown, Inc.	2,196,298
6,800	@	Markel Corp.	2,247,400
109,700		Marsh & McLennan Cos., Inc.	3,333,783
39,200		MBIA, Inc.	2,376,304
46,800	@@, L	RenaissanceRe Holdings Ltd.	2,046,564
82,100	@@, L	Willis Group Holdings Ltd.	3,082,855

			24,861,589

		Internet: 3.3%
135,200	@, L	Amazon.com, Inc.	6,124,560
151,400	@, @@	Check Point Software Technologies	3,682,048
35,200	@	Digital River, Inc.	1,226,720
48,900	@	F5 Networks, Inc.	2,125,683
104,700	@, L	Internet Security Systems, Inc.	2,513,847
8,046	@	Matrixone, Inc.	42,322
199,800	@, L	McAfee, Inc.	6,277,716
264,400	@	Monster Worldwide, Inc.	8,119,724
78,800	@, @@, L	SINA Corp.	2,167,000
226,800	@, L	VeriSign, Inc.	4,846,716
44,800	@, L	Websense, Inc.	2,294,208

			39,420,544

		Leisure Time: 1.1%
48,700		Brunswick Corp.	1,837,451
42,000		Harley-Davidson, Inc.	2,034,480
162,700	L	Royal Caribbean Cruises Ltd.	7,028,640
77,700	@, L	WMS Industries, Inc.	2,185,701

			13,086,272

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 4.3%
181,600		Boyd Gaming Corp.	$7,830,592
122,500		Choice Hotels International, Inc.	7,918,400
89,200	@@, L	Fairmont Hotels & Resorts, Inc.	2,981,064
104,000		Harrah’s Entertainment, Inc.	6,779,760
156,200	L	Hilton Hotels Corp.	3,486,384
111,400		Marriott Intl., Inc.	7,018,200
156,400		Station Casinos, Inc.	10,378,704
109,700	@, L	Wynn Resorts Ltd.	4,952,955

			51,346,059

		Machinery — Diversified: 0.4%
55,300		IDEX Corp.	2,353,015
77,000	@, L	Zebra Technologies Corp.	3,009,930

			5,362,945

		Media: 3.3%
155,300	@	Citadel Broadcasting Corp.	2,132,269
127,200	@, L	Cox Radio, Inc.	1,933,440
153,100	@, L	Cumulus Media, Inc.	1,912,219
46,800	L	E.W. Scripps Co.	2,338,596
67,900	@	Entercom Communications Corp.	2,144,961
76,400		McGraw-Hill Cos, Inc.	3,670,256
50,800		Meredith Corp.	2,534,412
63,900	L	New York Times Co.	1,901,025
214,500	@, W, L	Radio One, Inc.	2,820,675
387,600	@	Regent Communications, Inc.	2,038,776
95,900	@@	Rogers Communications, Inc.	3,783,255
170,500	@	Salem Communications Corp.	3,144,020
237,200	@, L	Spanish Broadcasting Systems, Inc.	1,703,096
150,700	@, L	Univision Communications, Inc.	3,998,071
2,300		Washington Post Co.	1,845,750
105,300	L	Westwood One, Inc.	2,094,417

			39,995,238

		Metal Fabricate/Hardware: 0.5%
106,800		Precision Castparts Corp.	5,671,080

			5,671,080

		Miscellaneous Manufacturing: 1.1%
54,000		Danaher Corp.	2,906,820
26,000		ITT Industries, Inc.	2,953,600
106,100		Pall Corp.	2,917,750
104,900		Roper Industries, Inc.	4,121,521

			12,899,691

		Office Furnishings: 0.4%
73,400		HNI, Corp.	4,420,148

			4,420,148

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Oil & Gas: 1.7%
165,700	L	Murphy Oil Corp.	$8,263,459
260,800		XTO Energy, Inc.	11,819,456

			20,082,915

		Oil & Gas Services: 4.7%
95,000		Baker Hughes, Inc.	5,669,600
306,000		BJ Services Co.	11,012,940
131,400	@	Cooper Cameron Corp.	9,714,402
295,200	@	Grant Prideco, Inc.	11,999,880
270,800		Smith Intl., Inc.	9,020,348
127,700	@, L	Weatherford Intl. Ltd.	8,767,882

			56,185,052

		Packaging & Containers: 0.2%
42,600	@	Sealed Air Corp.	2,021,796

			2,021,796

		Pharmaceuticals: 3.8%
211,000	@, L	Abgenix, Inc.	2,675,480
34,300	L	Allergan, Inc.	3,142,566
97,000	@	Amylin Pharmaceuticals, Inc.	3,374,630
141,300	@, L	Atherogenics, Inc.	2,265,039
61,000	@	Caremark Rx, Inc.	3,045,730
58,100	@, L	Cephalon, Inc.	2,697,002
100,100	@	Express Scripts, Inc.	6,226,220
53,700	@	Gilead Sciences, Inc.	2,618,412
114,100	@	Medco Health Solutions, Inc.	6,256,103
48,400	@, L	Neurocrine Biosciences, Inc.	2,380,796
56,000		Omnicare, Inc.	3,148,880
42,900	@, L	OSI Pharmaceuticals, Inc.	1,254,396
101,900	@, L	Sepracor, Inc.	6,011,081

			45,096,335

		Pipelines: 0.9%
437,700	L	Williams Cos., Inc.	10,964,385

			10,964,385

		Retail: 5.3%
147,600	@	Bed Bath & Beyond, Inc.	5,930,568
70,200	@, L	Cheesecake Factory, Inc.	2,193,048
389,600		Dollar General Corp.	7,145,264
205,700		Family Dollar Stores, Inc.	4,087,259
138,000	L	Fred’s, Inc.	1,726,380
84,600	@	Men’s Wearhouse, Inc.	2,258,820
69,900		Michaels Stores, Inc.	2,310,894
183,400	@	O’Reilly Automotive, Inc.	5,168,212
53,500	L	Outback Steakhouse, Inc.	1,958,100
140,600		PETsMART, Inc.	3,062,268

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 5.3% (continued)
166,600		Ross Stores, Inc.	$3,948,420
87,400		Ruby Tuesday, Inc.	1,901,824
225,955		Staples, Inc.	4,817,361
155,300		Tiffany & Co.	6,176,281
288,800		TJX Cos., Inc.	5,914,624
117,900	@, L	Williams-Sonoma, Inc.	4,521,465

			63,120,788

		Semiconductors: 9.0%
542,600	@	Altera Corp.	10,369,086
277,300		Analog Devices, Inc.	10,298,922
111,900	@, L	Broadcom Corp.	5,249,229
130,100	L	Intersil Corp.	2,833,578
55,700	L	KLA-Tencor Corp.	2,715,932
80,200	@, L	Lam Research Corp.	2,443,694
293,300		Linear Technology Corp.	11,025,147
140,400	@, @@, L	Marvell Technology Group Ltd.	6,473,844
266,200		Maxim Integrated Products, Inc.	11,353,430
384,300		Microchip Technology, Inc.	11,575,116
479,500		National Semiconductor Corp.	12,610,850
86,500	@	QLogic Corp.	2,958,300
108,800	@	Semtech Corp.	1,791,936
169,200	@, L	Silicon Laboratories, Inc.	5,141,988
401,200		Xilinx, Inc.	11,173,420

			108,014,472

		Software: 6.7%
191,835	@	Activision, Inc.	3,923,026
156,900	L	Adobe Systems, Inc.	4,683,465
86,600		Certegy, Inc.	3,465,732
144,300	@	Citrix Systems, Inc.	3,627,702
95,700	@, @@	Cognos, Inc.	3,725,601
59,500	@	Dun & Bradstreet Corp.	3,919,265
48,000	@, L	Electronic Arts, Inc.	2,730,720
82,800	L	Fair Isaac Corp.	3,709,440
86,700	@	Filenet Corp.	2,418,930
95,500	@	Fiserv, Inc.	4,380,585
49,400		Global Payments, Inc.	3,839,368
48,900	@	Hyperion Solutions Corp.	2,378,985
124,800	@, L	Intuit, Inc.	5,592,288
134,700	@, L	Mercury Interactive Corp.	5,334,120
264,900	W	MoneyGram International, Inc.	5,750,979
189,200	@	NAVTEQ Corp.	9,450,540
188,500	@, L	Red Hat, Inc.	3,994,315
137,300	@, L	Salesforce.com, Inc.	3,174,376
62,700		SEI Investments Co.	2,356,266
98,400	@, L	THQ, Inc.	2,097,888

			80,553,591

		Telecommunications: 3.6%
105,700	L	Adtran, Inc.	3,329,550
340,500	@, L	American Tower Corp.	8,495,475
137,000	@	Corning, Inc.	2,648,210

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 3.6% (continued)
375,600	@, L	Crown Castle Intl. Corp.	$8,807,688
276,600	@, L	Juniper Networks, Inc.	6,580,314
64,100	@	NeuStar, Inc.	2,050,559
359,100	@, L	Nextel Partners, Inc.	9,013,410
57,800	L	Plantronics, Inc.	1,780,818

			42,706,024

		Textiles: 0.4%
116,000		Cintas Corp.	4,761,800

			4,761,800

		Toys/Games/Hobbies: 0.2%
119,700		Mattel, Inc.	1,996,596

			1,996,596

		Transportation: 1.5%
85,300	@	C.H. Robinson Worldwide, Inc.	5,469,436
107,700	L	Expeditors Intl. Washington, Inc.	6,115,206
108,100		Landstar System, Inc.	4,327,243
32,200	@@	UTI Worldwide, Inc.	2,501,940

			18,413,825

		Total Common Stock
		(Cost $1,092,457,211)	1,195,245,910

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

Short-Term Investment: 18.3%
		Securities Lending Collateralcc 18.3%
$220,064,836		The Bank of New York Institutional Cash Reserves Fund		$220,064,836

		Total Securities Lending Collateral
		(Cost $220,064,836)		220,064,836

		Total Short-Term Investments
		(Cost $220,064,836)		220,064,836

		Total Investments in Securities
		(Cost $1,312,522,047)*	118.0%	$1,415,310,746
		Other Assets and Liabilities, Net	(18.0)	(216,312,510)

		Net Assets	100.0%	$1,198,998,236

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $1,318,522,283.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$129,657,580
		Gross Unrealized Depreciation		(32,869,117)

		Net Unrealized Appreciation		$96,788,463

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 97.7%
		Agriculture: 0.8%
138,000		Monsanto Co.	$8,659,500

			8,659,500

		Apparel: 0.6%
74,400	L	Nike, Inc.	6,076,992

			6,076,992

		Banks: 5.0%
622,600	@@	Anglo Irish Bank Corp. PLC	8,536,714
213,800	L	Northern Trust Corp.	10,807,590
337,900		State Street Corp.	16,530,068
206,200	@@	UBS AG	17,647,840

			53,522,212

		Beverages: 0.8%
95,700		Coca-Cola Co.	4,133,283
78,000		PepsiCo, Inc.	4,423,380

			8,556,663

		Biotechnology: 2.3%
213,400	@, L	Amgen, Inc.	17,001,578
91,600	@, L	Genentech, Inc.	7,713,636

			24,715,214

		Commercial Services: 3.9%
671,200	@@	Accenture Ltd.	17,088,752
198,450	@, L	Apollo Group, Inc.	13,175,095
556,100		Cendant Corp.	11,477,904

			41,741,751

		Computers: 3.5%
137,800	@, L	Affiliated Computer Services, Inc.	7,523,880
615,300	@, L	Dell, Inc.	21,043,260
583,800	@	EMC Corp.	7,554,372
21,000	@, @@, L	Research In Motion Ltd.	1,436,400

			37,557,912

		Cosmetics/Personal Care: 1.1%
200,800		Gillette Co.	11,686,560

			11,686,560

		Diversified Financial Services: 9.6%
278,800		American Express Co.	16,014,272
241,900	@, L	Ameritrade Holding Corp.	5,196,012
615,600		Charles Schwab Corp.	8,883,108

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 9.6% (continued)
651,410		Citigroup, Inc.	$29,652,183
130,700	L	Countrywide Financial Corp.	4,310,486
76,300		Franklin Resources, Inc.	6,406,148
42,400		Goldman Sachs Group, Inc.	5,154,992
40,600	L	Legg Mason, Inc.	4,453,414
167,800		Merrill Lynch & Co., Inc.	10,294,530
240,300	L	SLM Corp.	12,889,692

			103,254,837

		Entertainment: 0.7%
286,200	L	International Game Technology	7,727,400

			7,727,400

		Food: 0.6%
191,000		Sysco Corp.	5,991,670

			5,991,670

		Healthcare — Products: 3.6%
207,900	L	Biomet, Inc.	7,216,209
137,300		Johnson & Johnson	8,688,344
193,400		Medtronic, Inc.	10,370,108
73,800	@	St. Jude Medical, Inc.	3,453,840
127,200	L	Stryker Corp.	6,287,496
35,900	@, L	Zimmer Holdings, Inc.	2,473,151

			38,489,148

		Healthcare — Services: 4.8%
80,400		Quest Diagnostics	4,063,416
493,100	L	UnitedHealth Group, Inc.	27,712,220
261,400	@	WellPoint, Inc.	19,819,348

			51,594,984

		Home Furnishings: 0.6%
62,400	L	Harman International Industries, Inc.	6,381,648

			6,381,648

		Insurance: 4.3%
46,400	@@	ACE Ltd.	2,184,048
387,300		American International Group, Inc.	23,997,108
144,800		Genworth Financial, Inc.	4,668,352
140,900		Hartford Financial Services Group, Inc.	10,873,253
148,300		Marsh & McLennan Cos., Inc.	4,506,837

			46,229,598

		Internet: 2.2%
62,100	@, L	eBay, Inc.	2,558,520
69,050	@, L	Expedia, Inc.	1,367,880
29,400	@, L	Google, Inc.	9,303,924
301,300	@, L	Yahoo!, Inc.	10,195,992

			23,426,316

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Leisure Time: 1.2%
256,500	L	Carnival Corp.	$12,819,870

			12,819,870

		Lodging: 1.0%
60,400	@, L	MGM Mirage	2,643,708
180,000	@, L	Wynn Resorts Ltd.	8,127,000

			10,770,708

		Machinery — Diversified: 0.7%
118,900		Deere & Co.	7,276,680

			7,276,680

		Media: 5.9%
306,000	@, L	Comcast Corp.	8,806,680
136,626	@, L	Discovery Holding Co.	1,972,880
109,400	L	E.W. Scripps Co.	5,466,718
1,366,264	@	Liberty Media Corp.	10,998,425
718,100		News Corp., Inc.	11,195,179
182,400	@@, L	Rogers Communications, Inc.	7,195,680
472,400		Time Warner, Inc.	8,555,164
345,000	@, L	Univision Communications, Inc.	9,152,850

			63,343,576

		Mining: 1.0%
438,300	@@	BHP Billiton Ltd.	7,485,533
90,000	@@, L	BHP Billiton Ltd. ADR	3,076,200

			10,561,733

		Miscellaneous Manufacturing: 5.6%
345,800		Danaher Corp.	18,614,414
1,005,600		General Electric Co.	33,858,552
261,300	@@, L	Tyco International Ltd.	7,277,205

			59,750,171

		Oil & Gas: 2.9%
201,138		Exxon Mobil Corp.	12,780,308
54,900		Murphy Oil Corp.	2,737,863
58,400	@@	Total SA	15,947,708

			31,465,879

		Oil & Gas Services: 2.7%
225,900		Baker Hughes, Inc.	13,481,712
182,400	L	Schlumberger Ltd.	15,390,912

			28,872,624

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 4.4%
157,700	@	Caremark Rx, Inc.	$7,873,961
194,100	@	Gilead Sciences, Inc.	9,464,316
198,300	@@	Novartis AG	10,126,861
320,368		Pfizer, Inc.	7,999,589
37,700	@@	Roche Holding AG	5,259,216
70,200	@, L	Sepracor, Inc.	4,141,098
69,600	@@, L	Teva Pharmaceutical Industries Ltd. ADR	2,326,032

			47,191,073

		Retail: 8.4%
185,775		Best Buy Co., Inc.	8,086,786
301,800	L	Home Depot, Inc.	11,510,652
118,800	@@	Inditex SA	3,500,653
291,200	@, L	Kohl’s Corp.	14,612,416
219,600		Petsmart, Inc.	4,782,888
229,600	L	Target Corp.	11,923,128
333,300	@@	Wal-Mart de Mexico SA de CV	1,694,989
75,600	@@	Wal-Mart de Mexico SA de CV ADR	3,844,623
514,900	L	Wal-Mart Stores, Inc.	22,562,918
172,900	L	Walgreen Co.	7,512,505

			90,031,558

		Semiconductors: 5.2%
354,400	L	Analog Devices, Inc.	13,162,416
131,800	@, @@	ASML Holding NV	2,178,433
609,100		Intel Corp.	15,014,315
140,500	@, @@, L	Marvell Technology Group Ltd.	6,478,455
124,800	L	Maxim Integrated Products	5,322,720
11,100	@@	Samsung Electronics Co., Ltd.	6,298,911
283,300	L	Xilinx, Inc.	7,889,905

			56,345,155

		Software: 7.1%
257,900		Automatic Data Processing, Inc.	11,100,016
42,500	@, L	Electronic Arts, Inc.	2,417,825
194,900		First Data Corp.	7,796,000
154,400	@, L	Fiserv, Inc.	7,082,328
82,500	@, L	Mercury Interactive Corp.	3,267,000
1,255,400	L	Microsoft Corp.	32,301,442
810,700	@	Oracle Corp.	10,044,573
87,700	@, L	Red Hat, Inc.	1,858,363

			75,867,547

		Telecommunications: 7.1%
348,000	@@	America Movil SA de CV ADR	9,159,360
200,400	@	Cisco Systems, Inc.	3,593,172
741,600	@	Corning, Inc.	14,335,128
314,200	@, L	Crown Castle Intl. Corp.	7,738,746
258,900	@, L	Juniper Networks, Inc.	6,159,231
399,000	@@	Nokia OYJ	6,745,483

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 7.1% (continued)
181,300		QUALCOMM, Inc.	$8,113,175
382,205		Sprint Nextel Corp.	9,088,835
64,800	@@	TELUS Corp.	2,708,640
101,600	@@	TELUS Corp. — Non Voting Shares	4,139,184
1,513,614	@@	Vodafone Group PLC	3,949,801

			75,730,755

		Transportation: 0.1%
22,700	L	United Parcel Service, Inc.	1,569,251

			1,569,251

		Total Common Stock
		(Cost $914,635,567)	1,047,208,985

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

Short-Term Investment: 18.1%
		Securities Lending Collateralcc 18.1%
$194,219,453		The Bank of New York Institutional Cash Reserves		$194,219,453

		Total Securities Lending Collateral
		(Cost $194,219,453)		194,219,453

		Total Short-Term Investments
		(Cost $194,219,453)		194,219,453

		Total Investments in Securities
		(Cost $1,108,855,020)*	115.8%	$1,241,428,438
		Other Assets and Liabilities, Net	(15.8)	(169,521,453)

		Net Assets	100.0%	$1,071,906,985

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $1,116,095,084.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$145,991,322
		Gross Unrealized Depreciation		(20,657,968)

		Net Unrealized Appreciation		$125,333,354

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 97.4%
		Advertising: 1.9%
62,700		Omnicom Group	$5,243,601

			5,243,601

		Aerospace/Defense: 2.5%
63,600		Lockheed Martin Corp.	3,882,144
57,400		Northrop Grumman Corp.	3,119,690

			7,001,834

		Auto Parts & Equipment: 2.1%
30,700		BorgWarner, Inc.	1,733,322
66,600		Johnson Controls, Inc.	4,132,530

			5,865,852

		Banks: 7.8%
119,800		Fifth Third BanCorp	4,400,254
173,600		Mellon Financial Corp.	5,549,992
60,300		PNC Financial Services Group, Inc.	3,498,606
136,600		Wells Fargo & Co.	8,000,662

			21,449,514

		Biotechnology: 1.7%
67,200	@	Genzyme Corp.	4,814,208

			4,814,208

		Building Materials: 2.1%
185,900		Masco Corp.	5,703,412

			5,703,412

		Commercial Services: 2.0%
33,300	@@	Accenture Ltd.	847,818
96,700	@@	Accenture Ltd. — Class A	2,461,982
106,100		Cendant Corp.	2,189,904

			5,499,704

		Computers: 1.1%
99,000	L	Hewlett-Packard Co.	2,890,800
69,400	@	Seagate Technology, Inc.	1

			2,890,801

		Diversified Financial Services: 10.9%
250,200		Citigroup, Inc.	11,389,104
93,400		Freddie Mac	5,273,364
174,000		J.P. Morgan Chase & Co.	5,903,820
140,600		Morgan Stanley	7,583,964

			30,150,252

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 6.5%
69,200	L	American Electric Power Co., Inc.	$2,747,240
138,500		Exelon Corp.	7,401,440
93,200	L	FirstEnergy Corp.	4,857,584
69,000	L	NiSource, Inc.	1,673,250
54,100		Pepco Holdings, Inc.	1,258,907

			17,938,421

		Electronics: 1.3%
58,200	@, @@	Mettler Toledo International, Inc.	2,967,036
16,700	@	Waters Corp.	694,720

			3,661,756

		Food: 1.5%
196,600	@, L	Kroger Co.	4,047,994

			4,047,994

		Gas: 1.1%
65,700		Sempra Energy	3,091,842

			3,091,842

		Healthcare — Products: 4.3%
155,200		Johnson & Johnson	9,821,056
35,600		Medtronic, Inc.	1,908,872

			11,729,928

		Healthcare — Services: 4.7%
156,400	L	UnitedHealth Group, Inc.	8,789,680
55,500	@	WellPoint, Inc.	4,208,010

			12,997,690

		Household Products/Wares: 1.2%
54,600		Kimberly-Clark Corp.	3,250,338

			3,250,338

		Insurance: 3.2%
93,900		American Intl. Group, Inc.	5,818,044
37,400		Hartford Financial Services Group, Inc.	2,886,158

			8,704,202

		Internet: 2.2%
128,400	@, L	Expedia, Inc.	2,543,604
47,400	@, L	IAC/InterActiveCorp	1,201,590
104,304	@, L	Symantec Corp.	2,363,529

			6,108,723

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Investment Companies: 1.0%
22,500	L	SPDR Trust Series 1	$2,764,800

			2,764,800

		Leisure Time: 1.4%
74,900	L	Carnival Corp.	3,743,502

			3,743,502

		Media: 4.8%
88,400		Clear Channel Communications, Inc.	2,907,476
63,300		Dex Media, Inc.	1,759,107
92,300	@, L	DIRECTV Group, Inc.	1,382,654
254,700		Time Warner, Inc.	4,612,617
98,700	@, L	Univision Communications, Inc.	2,618,511

			13,280,365

		Miscellaneous Manufacturing: 1.9%
64,800		Illinois Tool Works, Inc.	5,334,984

			5,334,984

		Oil & Gas: 3.5%
74,300		Exxon Mobil Corp.	4,721,022
71,300		Marathon Oil Corp.	4,914,709

			9,635,731

		Oil & Gas Services: 0.6%
28,300	L	Baker Hughes, Inc.	1,688,944

			1,688,944

		Pharmaceuticals: 9.4%
67,800	L	Allergan, Inc.	6,211,836
87,100		Bristol-Myers Squibb Co.	2,095,626
44,200	@	Caremark Rx, Inc.	2,206,906
48,900	@, L	Cephalon, Inc.	2,269,938
66,700	@	Medco Health Solutions, Inc.	3,657,161
196,200		Mylan Laboratories	3,778,812
126,000		Wyeth	5,830,020

			26,050,299

		Retail: 3.6%
28,100	@	7-Eleven, Inc.	1,000,641
126,400	L	Costco Wholesale Corp.	5,446,576
69,500	@, L	Kohl’s Corp.	3,487,510

			9,934,727

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Semiconductors: 1.5%
142,100	L	Applied Materials, Inc.	$2,410,016
65,600		Xilinx, Inc.	1,826,960

			4,236,976

		Software: 4.4%
336,800	L	Microsoft Corp.	8,665,864
288,600	@	Oracle Corp.	3,575,754

			12,241,618

		Telecommunications: 4.3%
137,700	L	SBC Communications, Inc.	3,300,669
355,389		Sprint Nextel Corp.	8,451,150

			11,751,819

		Transportation: 2.9%
72,800		Burlington Northern Santa Fe Corp.	4,353,440
41,800		FedEx Corp.	3,642,034

			7,995,474

		Total Common Stock
		(Cost $240,547,299)	268,809,311

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

Short-Term Investments 17.8%
		Federal Home Loan Bank: 1.8%
$5,000,000		3.000%, due 10/03/05		$4,998,750

		Total Federal Home Loan Bank
		(Cost $4,999,167)		4,998,750

		Securities Lending Collateralcc 16.0%
44,035,172		The Bank of New York Institutional Cash Reserves		44,035,172

		Total Securities Lending Collateral
		(Cost $44,035,172)		44,035,172

		Total Short-Term Investments
		(Cost $49,034,339)		49,033,922

		Total Investments in Securities*
		(Cost $289,581,638)	115.2%	$317,843,233
		Other Assets and Liabilities, Net	(15.2)	(41,985,290)

		Net Assets	100.0%	$275,857,943

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $290,985,924.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$31,481,166
		Gross Unrealized Depreciation		(4,623,857)

		Net Unrealized Appreciation		$26,857,309

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 91.7%
		Agriculture: 1.9%
159,480		Altria Group, Inc.	$11,755,271

			11,755,271

		Airlines: 0.5%
192,300		Southwest Airlines Co.	2,855,655

			2,855,655

		Apparel: 0.5%
115,854		Jones Apparel Group, Inc.	3,301,839

			3,301,839

		Banks: 8.5%
436,040		Bank of America Corp.	18,357,284
109,700		PNC Financial Services Group, Inc.	6,364,794
6,920		SunTrust Banks, Inc.	480,594
189,600		The Bank of New York Co., Inc.	5,576,136
166,842		Wachovia Corp.	7,940,011
231,200		Wells Fargo & Co.	13,541,384

			52,260,203

		Beverages: 1.8%
49,610		Anheuser-Busch Cos., Inc.	2,135,214
205,200		Coca-Cola Co.	8,862,588

			10,997,802

		Chemicals: 3.2%
125,200		Dow Chemical Co.	5,217,084
282,500		EI Du Pont de Nemours & Co.	11,065,525
90,100		Rohm & Haas Co.	3,705,813

			19,988,422

		Computers: 2.7%
103,300	@	Affiliated Computer Services, Inc.	5,640,180
134,000	@	Dell, Inc.	4,582,800
86,945		Hewlett-Packard Co.	2,538,794
32,410		International Business Machines Corp.	2,599,930
23,202	@	Lexmark International, Inc.	1,416,482

			16,778,186

		Diversified Financial Services: 8.9%
418,184		Citigroup, Inc.	19,035,736
46,900		Fannie Mae	2,102,058
391,520		Freddie Mac	22,105,219
147,790		J.P. Morgan Chase & Co.	5,014,515
12,100		Lehman Brothers Holdings, Inc.	1,409,408
81,770		Merrill Lynch & Co., Inc.	5,016,589

			54,683,525

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 3.7%
123,750		American Electric Power Co., Inc.	$4,912,875
73,730		Constellation Energy Group, Inc.	4,541,768
57,300		Dominion Resources, Inc.	4,935,822
97,400		FirstEnergy Corp.	5,076,488
47,130		Public Service Enterprise Group, Inc.	3,033,287

			22,500,240

		Electronics: 0.2%
63,080	@, @@, L	Flextronics International Ltd	810,578
33,950	@, L	Kemet Corp.	284,501

			1,095,079

		Food: 3.8%
282,700		Kraft Foods, Inc.	8,647,793
201,800	@@	Unilever NV	14,418,610

			23,066,403

		Forest Products & Paper: 5.6%
501,820		Georgia-Pacific Corp.	17,091,989
581,277		International Paper Co.	17,322,055

			34,414,044

		Healthcare — Products: 0.3%
87,300	@	Boston Scientific Corp.	2,040,201

			2,040,201

		Household Products/Wares: 1.7%
174,110		Kimberly-Clark Corp.	10,364,768

			10,364,768

		Insurance: 6.0%
29,500		Aflac, Inc.	1,336,350
35,420		AMBAC Financial Group, Inc.	2,552,365
73,500		American International Group, Inc.	4,554,060
25,800		Assurant, Inc.	981,948
1,200	@	Berkshire Hathaway, Inc.	3,277,200
133,450		Chubb Corp.	11,950,448
56,000		Genworth Financial, Inc.	1,805,440
11,500		Hartford Financial Services Group, Inc.	887,455
58,300		Metlife, Inc.	2,905,089
4,500	@@	RenaissanceRe Holdings Ltd.	196,785
62,005		St. Paul Cos.	2,782,164
72,170		Torchmark Corp.	3,812,741

			37,042,045

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Internet: 0.0%
3,060	@, @@	Check Point Software Technologies	$74,419

			74,419

		Machinery — Diversified: 0.1%
21,970		Cognex Corp.	660,638

			660,638

		Media: 9.0%
464,300		Clear Channel Communications, Inc.	15,270,827
32,000		Gannett Co., Inc.	2,202,560
887,700	@	Liberty Media Corp.	7,145,985
571,800		Time Warner, Inc.	10,355,298
60,600		Tribune Co.	2,053,734
264,600		Viacom, Inc.	8,734,446
392,740		Walt Disney Co.	9,476,816

			55,239,666

		Mining: 1.8%
463,600		Alcoa, Inc.	11,321,112

			11,321,112

		Oil & Gas: 1.2%
19,700	@	Global Santa Fe Corp.	898,714
48,600	@@	Total SA ADR	6,600,852

			7,499,566

		Oil & Gas Services: 0.4%
36,546		Halliburton Co.	2,504,132

			2,504,132

		Pharmaceuticals: 16.4%
79,100		AmerisourceBergen Corp.	6,114,430
846,890		Bristol-Myers Squibb Co.	20,376,173
55,000		Cardinal Health, Inc.	3,489,200
602,300	@@	GlaxoSmithKline PLC ADR	30,885,944
333,772		Pfizer, Inc.	8,334,287
143,740	@@	Roche Holding AG ADR	10,023,062
138,865	@@	Sanofi-Aventis ADR	5,769,841
372,440		Schering-Plough Corp.	7,839,862
173,055		Wyeth	8,007,255

			100,840,054

		Retail: 3.2%
51,000		Best Buy Co., Inc.	2,220,030
49,962		Federated Department Stores	3,340,959
87,220		McDonald’s Corp.	2,920,998
252,500		Wal-Mart Stores, Inc.	11,064,550

			19,546,537

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

			$19,546,537

		Semiconductors: 0.1%
64,210	@	Credence Systems Corp.	512,396
6,280		Intel Corp.	154,802
6,120	@	Novellus Systems, Inc.	153,490

			820,688

		Software: 0.8%
67,600		First Data Corp.	2,704,000
81,560		Microsoft Corp.	2,098,539

			4,802,539

		Telecommunications: 8.9%
110	@, @@	Amdocs Ltd.	3,050
1,560	@	Andrew Corp.	17,394
190,900	@	Cisco Systems, Inc.	3,422,837
38,430	@@	Nokia OYJ ADR	649,851
801,300		SBC Communications, Inc.	19,207,161
485,710		Sprint Corp. — FON Group	11,550,184
18,377	@@, L	Telefonaktiebolaget LM Ericsson ADR	677,009
583,280		Verizon Communications, Inc.	19,067,423

			54,594,909

		Toys/Games/Hobbies: 0.5%
190,500		Mattel, Inc.	3,177,540

			3,177,540

		Total Common Stock (Cost $548,247,873)	564,225,483

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

Short-Term Investments 7.7%
		Federal Home Loan Bank 7.5%
$46,500,000		3.000%, due 10/03/05		$46,488,375

		Total Federal Home Loan Bank
		(Cost $46,492,250)		46,488,375

		Securities Lending Collateralcc 0.2%
1,016,212		The Bank of New York Institutional Cash Reserves Fund		1,016,212

		Total Securities Lending Collateral
		(Cost $1,016,212)		1,016,212

		Total Short-Term Investments
		(Cost $47,508,462)		47,504,587

		Total Investments in Securities
		(Cost $595,756,335)*	99.4%	$611,730,070
		Other Assets and Liabilities, Net	0.6	3,493,791

		Net Assets	100.0%	$615,223,861

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $596,086,984.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$38,268,596
		Gross Unrealized Depreciation		(22,625,510)

		Net Unrealized Appreciation		$15,643,086

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 57.9%
		Aerospace/Defense: 1.2%
133,120		Northrop Grumman Corp.	$7,235,072
171,650		Raytheon Co.	6,526,133

			13,761,205

		Agriculture: 0.9%
130,310		Altria Group, Inc.	9,605,150

			9,605,150

		Auto Manufacturers: 0.6%
250,310	@@	Honda Motor Co., Ltd. ADR	7,108,804

			7,108,804

		Banks: 2.0%
213,180		Bank of America Corp.	8,974,878
130,010		PNC Financial Services Group, Inc.	7,543,180
127,000		State Street Corp.	6,212,840

			22,730,898

		Beverages: 1.5%
246,580		Coca-Cola Co.	10,649,790
100,600	@@	Diageo PLC ADR	5,835,806

			16,485,596

		Biotechnology: 0.7%
172,330	@	Chiron Corp.	7,517,035

			7,517,035

		Chemicals: 2.2%
497,910	@@	Bayer AG ADR	18,323,088
144,170		Dow Chemical Co.	6,007,564
33,369	@, @@	Lanxess AG	1,003,916

			25,334,568

		Commercial Services: 0.0%
4,159		McKesson Corp.	197,345

			197,345

		Computers: 0.9%
363,120		Hewlett-Packard Co.	10,603,104

			10,603,104

		Cosmetics/Personal Care: 0.3%
62,200		Procter & Gamble Co.	3,698,412

			3,698,412

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 7.6%
652,290		Charles Schwab Corp.	$9,412,545
344,390		Citigroup, Inc.	15,676,633
184,620		Freddie Mac	10,423,645
34,480		Goldman Sachs Group Inc.	4,192,078
524,622		J.P. Morgan Chase & Co.	17,800,425
95,500		Lehman Brothers Holdings, Inc.	11,123,840
80,000		MBNA Corp.	1,971,200
256,520		Merrill Lynch & Co., Inc.	15,737,502

			86,337,868

		Electric: 2.4%
185,350		American Electric Power Co., Inc.	7,358,395
11,000	@	CenterPoint Energy Resources Corp.	387,299
100,880		Entergy Corp.	7,497,402
81,360		Exelon Corp.	4,347,878
153,720		FirstEnergy Corp.	8,011,886

			27,602,860

		Electronics: 0.2%
112,230		Applera Corp. — Applied Biosystems Group	2,608,225
10		Symbol Technologies, Inc.	97

			2,608,322

		Food: 2.1%
166,990	@@	Cadbury Schweppes PLC ADR	6,801,503
228,710	@@	Unilever NV	16,341,329

			23,142,832

		Healthcare — Products: 0.8%
94,810		Bausch & Lomb, Inc.	7,649,271
60,400	@	Boston Scientific Corp.	1,411,548

			9,060,819

		Insurance: 4.6%
173,160	@@	Aegon NV	2,580,084
124,710		Chubb Corp.	11,167,781
99,130		Cigna Corp.	11,683,462
72,230		Hartford Financial Services Group, Inc.	5,573,989
78,700		Marsh & McLennan Cos., Inc.	2,391,693
94,231		Prudential Financial, Inc.	6,366,246
262,631		St. Paul Cos.	11,784,253

			51,547,508

		Internet: 1.1%
561,030	@	Symantec Corp.	12,712,940

			12,712,940

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Media: 4.1%
411,950		Clear Channel Communications, Inc.	$13,549,036
892,450		Time Warner, Inc.	16,162,269
227,950		Viacom, Inc.	7,524,630
389,210		Walt Disney Co.	9,391,637

			46,627,572

		Mining: 0.9%
209,570		Newmont Mining Corp.	9,885,417

			9,885,417

		Miscellaneous Manufacturing: 2.7%
441,180		General Electric Co.	14,854,530
139,390	@@	Ingersoll-Rand Co.	5,328,880
127,570	@@	Siemens AG ADR	9,864,988

			30,048,398

		Oil & Gas: 4.7%
166,480	@@	BP PLC ADR	11,795,108
187,910		ConocoPhillips	13,136,788
121,840		Exxon Mobil Corp.	7,741,714
172,430	@@	Royal Dutch Shell PLC ADR	11,318,305
85,830		Valero Energy Corp.	9,703,940

			53,695,855

		Oil & Gas Services: 1.2%
153,500		Schlumberger Ltd.	12,952,330

			12,952,330

		Pharmaceuticals: 7.4%
720,430		Bristol-Myers Squibb Co.	17,333,546
193,120		Eli Lilly & Co.	10,335,782
121,150	@@	GlaxoSmithKline PLC ADR	6,212,572
228,200	@@	Roche Holding AG ADR	15,912,500
205,480	@@	Sanofi-Aventis ADR	8,537,694
733,560		Schering-Plough Corp.	15,441,438
226,320		Wyeth	10,471,827

			84,245,359

		Pipelines: 0.7%
290,900		Williams Cos., Inc.	7,287,045

			7,287,045

		Retail: 2.1%
117,940	@	Kohl’s Corp.	5,918,229
120,400		McDonald’s Corp.	4,032,196
48,300	@	Office Depot, Inc.	1,434,510
56,730		Target Corp.	2,945,989
216,020		Wal-Mart Stores, Inc.	9,465,996

			23,796,920

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Semiconductors: 1.4%
358,770		Intel Corp.	$8,843,680
562,040	@	Micron Technology, Inc.	7,475,132

			16,318,812

		Telecommunications: 3.6%
212,900	@, @@	France Telecom SA ADR	6,120,875
493,760		Motorola, Inc.	10,907,158
573,057		Sprint Nextel Corp.	13,627,296
315,280		Verizon Communications, Inc.	10,306,503

			40,961,832

		Total Common Stock
		(Cost $598,789,109)	655,874,806

Preferred Stock: 5.9%
		Advertising: 0.0%
4,150		Interpublic Group of Cos., Inc.	178,243

			178,243

		Aerospace/Defense: 0.0%
1,230	C	Coltec Capital Trust	62,730

			62,730

		Airlines: 0.0%
22,310	C	Continental Airlines Finance Trust II	379,270

			379,270

		Chemicals: 0.0%
5,550		Huntsman Corp.	246,809

			246,809

		Commercial Services: 0.1%
38,400	C	United Rentals Trust I	1,555,200

			1,555,200

		Diversified Financial Services: 0.1%
24,600	@@	Lazard Ltd.	625,086

			625,086

		Healthcare — Products: 0.6%
113,250		Baxter International, Inc.	6,455,250

			6,455,250

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Housewares: 0.3%
73,100	C	Newell Financial Trust I	$3,225,537

			3,225,537

		Insurance: 0.9%
117,350		Chubb Corp.	3,836,171
56,850		Conseco, Inc.	1,520,169
83,650	C	Travelers Property Casualty Corp.	2,012,619
59,950		UnumProvident Corp.	2,380,015

			9,748,974

		Media: 0.2%
27,920	@, C	Tribune Co.	2,282,739

			2,282,739

		Oil & Gas: 0.7%
67,300		Amerada Hess Corp.	7,880,830

			7,880,830

		Pharmaceuticals: 0.9%
56,650	C	Omnicare, Inc.	4,135,450
109,650		Schering-Plough Corp.	5,946,319

			10,081,769

		Pipelines: 0.6%
1,900	#	El Paso Corp.	2,345,788
105,000	C	El Paso Energy Capital Trust I	4,242,000

			6,587,788

		Savings & Loans: 0.0%
13,600		Sovereign Cap Trust IV	603,500

			603,500

		Sovereign: 0.8%
101	C	Fannie Mae	9,276,838

			9,276,838

		Telecommunications: 0.7%
8,000	C	Lucent Technologies Capital Trust I	8,090,000

			8,090,000

		Total Preferred Stock
		(Cost $61,891,434)	67,280,563

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

Convertible Bonds: 8.8%
		Aerospace/Defense: 0.3%
$3,425,000	#, C	L-3 Communications Corp., 3.000%, due 08/01/35	$3,519,188

			3,519,188

		Airlines: 0.2%
1,184,000	C	American Airlines, Inc., 4.250%, due 09/23/23	947,200
956,000	C	Continental Airlines, Inc., 4.500%, due 02/01/07	783,920

			1,731,120

		Biotechnology: 0.6%
6,196,000	C	Amgen, Inc., 0.000%, due 03/01/32	4,933,565
2,000,000	C	Chiron Corp., 2.750%, due 06/30/34	1,975,000
210,000	C	Enzon Pharmaceuticals, Inc., 4.500%, due 07/01/08	191,625

			7,100,190

		Diversified Financial Services: 1.2%
5,800,000	C	Goldman Sachs Group, Inc., 2.000%, due 02/02/12	5,956,658
7,800,000	C	Lehman Brothers Holdings, Inc., 1.500%, due 03/23/12	7,183,020

			13,139,678

		Electric: 0.1%
1,600,000	C	Calpine Corp., 4.750%, due 11/15/23	880,000

			880,000

		Entertainment: 0.1%
2,335,000	C	International Game Technology, 0.000%, due 01/29/33	1,494,400

			1,494,400

		Environmental Control: 0.1%
1,161,000	C	Allied Waste North America, Inc., 4.250%, due 04/15/34	1,024,583

			1,024,583

		Food: 1.1%
14,800,000	C	General Mills, Inc., 0.000%, due 10/28/22	10,600,500
5,680,000	C	SUPERVALU, Inc., 0.000%, due 11/02/31	1,909,900

			12,510,400

		Forest Products & Paper: 0.3%
5,350,000	C	International Paper Co., 0.000%, due 06/20/21	2,996,000

			2,996,000

		Healthcare — Products: 0.5%
1,263,000	C	Edwards Lifesciences Corp., 3.875%, due 05/15/33	1,289,839
3,960,000	C	Medtronic, Inc., 1.250%, due 09/15/21	3,974,850

			5,264,689

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Healthcare — Services: 0.2%
$2,738,000	#, C	Manor Care, Inc., 2.125%, due 08/01/35	$2,799,605

			2,799,605

		Insurance: 0.2%
2,035,000	#, C	Conseco, Inc., 3.500%, due 09/30/35	2,085,875

			2,085,875

		Internet: 0.1%
1,440,000	C	Amazon.com, Inc., 4.750%, due 02/01/09	1,414,800

			1,414,800

		Media: 0.3%
2,428,000	C	EchoStar Communications Corp., 5.750%, due 05/15/08	2,415,860
1,615,000	C	Sinclair Broadcast Group, Inc., 6.000%, due 09/15/12	1,421,200

			3,837,060

		Oil & Gas Services: 0.8%
4,512,000	C	Halliburton Co., 3.125%, due 07/15/23	8,499,480

			8,499,480

		Packaging & Containers: 0.2%
2,900,000	#, C	Sealed Air Corp., 3.000%, due 06/30/33	2,802,125

			2,802,125

		Pharmaceuticals: 0.7%
847,000	C	Alpharma, Inc., 3.000%, due 06/01/06	1,092,630
3,438,000	C	Teva Pharmaceutical Finance LLC, 0.500%, due 02/01/24	3,446,595
3,512,000	C	Watson Pharmaceuticals, Inc., 1.750%, due 03/15/23	3,586,630

			8,125,855

		Pipelines: 0.4%
8,807,000	C	El Paso Corp., 0.000%, due 02/28/21	4,788,806

			4,788,806

		Semiconductors: 0.9%
3,800,000	C	Advanced Micro Devices, Inc., 4.750%, due 02/01/22	4,327,250
4,601,000	C	Micron Technology, Inc., 2.500%, due 02/01/10	5,417,677

			9,744,927

		Software: 0.1%
916,000	#, C	Red Hat, Inc., 0.500%, due 01/15/24	920,580

			920,580

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Telecommunications: 0.4%
$5,006,000	@@, C	Nortel Networks Corp., 4.250%, due 09/01/08	$4,736,927

			4,736,927

		Total Convertible Bond
		(Cost $95,868,445)	99,416,288

Corporate Bonds/Notes: 5.3%
		Aerospace/Defense: 0.1%
255,000	C	Raytheon Co., 6.150%, due 11/01/08	265,311
12,000	C	Raytheon Co., 8.300%, due 03/01/10	13,628
400,000	C	United Technologies Corp., 4.375%, due 05/01/10	396,070

			675,009

		Agriculture: 0.1%
400,000		Altria Group, Inc., 7.000%, due 11/04/13	438,507
160,000		Altria Group, Inc., 7.750%, due 01/15/27	187,093

			625,600

		Airlines: 0.1%
472,439		America West Airlines, 7.100%, due 04/02/21	487,773
125,000		Southwest Airlines Co., 5.496%, due 11/01/06	126,428

			614,201

		Auto Manufacturers: 0.0%
325,000		DaimlerChrysler NA Holding Corp., 7.750%, due 01/18/11	360,354

			360,354

		Banks: 0.1%
175,000		Bank One Corp., 6.000%, due 02/17/09	180,851
750,000		Marshall & Ilsley Bank, 3.800%, due 02/08/08	737,660
75,000		The Bank of New York Co., Inc., 5.200%, due 07/01/07	75,801
425,000		The Bank of New York Co., Inc., 3.800%, due 02/01/08	417,822
125,000		Sovereign Bank, 4.000%, due 02/01/08	123,606

			1,535,740

		Beverages: 0.1%
500,000	@@, #	FBG Finance Ltd., 5.125%, due 06/15/15	491,425
490,000	#, C	Miller Brewing Co., 4.250%, due 08/15/08	483,364

			974,789

		Biotechnology: 0.5%
1,020,000	C	Chiron Corp., 1.625%, due 08/01/33	1,002,150
1,573,000	#, C	Chiron Corp., 2.750%, due 06/30/34	1,553,338
3,537,000	C	Medimmune, Inc., 1.000%, due 07/15/23	3,448,575

			6,004,063

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Diversified Financial Services: 2.1%
$15,000		AIG Credit Card, 4.625%, due 09/01/10	$14,808
1,275,000	#	AIG SunAmerica Global Financing, 6.300%, due 05/10/11	1,366,216
4,100,000	+, C	American Express Co., 1.850%, due 12/01/33	4,346,000
785,000		American General Finance Corp., 4.625%, due 05/15/09	777,870
80,000	C	AXA Financial, Inc., 6.500%, due 04/01/08	83,544
690,000		Caterpillar Financial Services Corp., 3.625%, due 11/15/07	677,571
125,000		CIT Group, Inc., 2.875%, due 09/29/06	122,983
100,000		CIT Group, Inc., 3.650%, due 11/23/07	98,025
305,000		CIT Group, Inc., 4.750%, due 08/15/08	305,286
100,000		CIT Group, Inc., 7.375%, due 04/02/07	104,022
1,160,000		Citigroup, Inc., 5.625%, due 08/27/12	1,207,543
250,000		Citigroup, Inc., 6.000%, due 02/21/12	266,002
425,000		Citigroup, Inc., 6.500%, due 01/18/11	458,731
645,000		Countrywide Home Loans, Inc., 3.250%, due 05/21/08	621,251
600,000	#	Farmers Exchange Capital, 7.050%, due 07/15/28	621,268
355,000		Ford Motor Credit Co., 7.250%, due 10/25/11	337,363
250,000		Ford Motor Credit Co., 7.375%, due 10/28/09	241,694
250,000		General Electric Capital Corp., 4.250%, due 12/01/10	245,483
175,000		General Electric Capital Corp., 4.750%, due 09/15/14	173,362
200,000		General Electric Capital Corp., 5.875%, due 02/15/12	210,407
425,000	C	General Electric Capital Corp., 6.750%, due 03/15/32	501,566
3,500,000		Goldman Sachs Group, Inc., 0.250%, due 08/30/08	3,469,095
350,000		Goldman Sachs Group, Inc., 5.250%, due 10/15/13	353,733
150,000	C	Goldman Sachs Group, Inc., 6.600%, due 01/15/12	162,819
125,000		HSBC Finance Corp., 4.125%, due 12/15/08	122,821
160,000		HSBC Finance Corp., 4.125%, due 11/16/09	155,963
50,000		HSBC Finance Corp., 5.875%, due 02/01/09	51,638
75,000		HSBC Finance Corp., 6.375%, due 10/15/11	80,324
150,000		HSBC Finance Corp., 6.400%, due 06/17/08	156,564
775,000		HSBC Finance Corp., 6.750%, due 05/15/11	843,894
50,000		HSBC Finance Corp., 8.000%, due 07/15/10	56,476
75,000	#	John Hancock Global Funding, 7.900%, due 07/02/10	85,264
425,000		J.P. Morgan Chase & Co., 6.750%, due 02/01/11	460,402
400,000	@@, #, C	Mantis Reef Ltd., 4.692%, due 11/14/08	394,565
225,000		MBNA America Bank, 7.125%, due 11/15/12	253,283
510,000		MBNA Corp., 4.163%, due 05/05/08	514,572
300,000		MBNA Corp., 6.125%, due 03/01/13	320,547
645,000	@@, #	Nationwide Building Society, 4.250%, due 02/01/10	632,125
455,000	#, C	Residential Capital Corp., 6.375%, due 06/30/10	461,417
465,000		SLM Corp., 4.000%, due 01/15/10	452,219
400,000		SLM Corp., 5.000%, due 10/01/13	401,170
165,000		Textron Financial Corp., 4.125%, due 03/03/08	162,929
255,000	@@, #, C	Two-Rock Pass Through Trust, 4.720%, due 02/11/50	253,498
690,000	#	Xlliac Global Funding, 4.800%, due 08/10/10	686,278

			23,312,591

		Electric: 0.8%
410,000	C	Arizona Public Service Co., 5.800%, due 06/30/14	430,199
80,000	C	Arizona Public Service Co., 6.750%, due 11/15/06	81,828
485,000	C	Carolina Power & Light, 5.125%, due 09/15/13	489,141
280,000		CC Funding Trust I, 6.900%, due 02/16/07	287,860
260,000	C	Cincinnati Gas & Electric Co., 5.700%, due 09/15/12	270,049
110,000	C	Consumers Energy Co., 4.000%, due 05/15/10	105,870
175,000	C	Consumers Energy Co., 4.800%, due 02/17/09	174,619

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Electric: 0.8% (continued)
$5,000	C	Detroit Edison Co., 6.125%, due 10/01/10	$5,289
175,000	C	Entergy Gulf States, Inc., 3.600%, due 06/01/08	168,138
170,000	C	Entergy Gulf States, Inc., 4.270%, due 12/01/09	170,602
320,000		FPL Group Capital, Inc., 3.250%, due 04/11/06	318,203
5,000	C	Nisource Finance Corp., 4.393%, due 11/23/09	5,025
235,000	C	Pacific Gas & Electric Co., 6.050%, due 03/01/34	245,336
518,000		Pacific Gas & Electric Co., 9.500%, due 06/30/10	1,531,338
2,590,000		Reliant Resources, Inc., 5.000%, due 08/15/10	4,513,075
5,000	C	Wisconsin Electric Power, 3.500%, due 12/01/07	4,884

			8,801,456

		Electrical Components & Equipment: 0.0%
250,000	@@, #	LG Electronics, Inc., 5.000%, due 06/17/10	246,753

			246,753

		Environmental Control: 0.0%
150,000	C	Waste Management, Inc., 7.375%, due 08/01/10	165,117

			165,117

		Gas: 0.0%
300,000		Sempra Energy, 4.621%, due 05/17/07	299,489

			299,489

		Healthcare — Products: 0.0%
410,000		Baxter Finco BV, 4.750%, due 10/15/10	407,607

			407,607

		Healthcare — Services: 0.1%
675,000	C	Aetna, Inc., 7.375%, due 03/01/06	682,879
430,000		WellPoint, Inc., 3.750%, due 12/14/07	421,468
95,000	C	WellPoint, Inc., 4.250%, due 12/15/09	93,013

			1,197,360

		Insurance: 0.2%
225,000	#	Farmers Insurance Exchange, 8.625%, due 05/01/24	269,427
75,000	C	John Hancock Financial Services, Inc., 5.625%, due 12/01/08	77,135
830,000	C	Marsh & McLennan Cos., Inc., 5.375%, due 07/15/14	803,983
250,000		Nationwide Financial Services, 6.250%, due 11/15/11	268,203
275,000	#, C	Platinum Underwriters Finance, Inc., 7.500%, due 06/01/17	274,850
370,000	@@, #	Platinum Underwriters Holdings Ltd., 6.371%, due 11/16/07	373,261
490,000		St. Paul Travelers Cos., Inc., 5.010%, due 08/16/07	490,770

			2,557,629

		Lodging: 0.1%
340,000	#, C	Hyatt Equities LLC, 6.875%, due 06/15/07	346,740
10,000		Marriott International, Inc., 7.000%, due 01/15/08	10,467
655,000		Marriott International, Inc., 7.875%, due 09/15/09	724,568

			1,081,775

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Media: 0.2%
$175,000		Comcast Cable Communications, 6.375%, due 01/30/06	$176,160
755,000	C	Comcast Cable Communications, 6.750%, due 01/30/11	812,730
350,000	C	COX Communications, Inc., 7.750%, due 11/01/10	387,708
435,000	C	Knight Ridder, Inc., 5.750%, due 09/01/17	431,076
220,000		News America, Inc., 7.280%, due 06/30/28	244,619

			2,052,293

		Oil & Gas: 0.1%
590,000		Pemex Project Funding Master Trust, 7.375%, due 12/15/14	656,375
125,000		Pemex Project Funding Master Trust, 8.625%, due 02/01/22	153,125
125,000		Pemex Project Funding Master Trust, 9.125%, due 10/13/10	146,563
150,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, due 03/15/14	175,932

			1,131,995

		Packaging & Containers: 0.0%
575,000	#, C	Sealed Air Corp., 5.625%, due 07/15/13	577,479

			577,479

		Pharmaceuticals: 0.0%
207,000	C	Valeant Pharmaceuticals International, 4.000%, due 11/15/13	188,629

			188,629

		Pipelines: 0.0%
350,000	C	Consolidated Natural Gas Co., 5.000%, due 12/01/14	345,604
140,000	C	Panhandle Eastern Pipe Line, 2.750%, due 03/15/07	136,114

			481,718

		Real Estate: 0.1%
385,000	@@	Brascan Corp., 7.125%, due 06/15/12	426,798
764,898	#	World Financial Properties, 6.910%, due 09/01/13	812,248

			1,239,046

		Retail: 0.0%
10,000	C	Federated Department Stores, 6.900%, due 04/01/29	10,814
290,000	C	Limited Brands, 6.950%, due 03/01/33	283,214

			294,028

		Savings & Loans: 0.1%
225,000		Washington Mutual Bank, 5.500%, due 01/15/13	230,126
360,000		Washington Mutual, Inc., 8.250%, due 04/01/10	404,371

			634,497

		Semiconductors: 0.1%
825,000	C	Teradyne, Inc., 3.750%, due 10/15/06	820,875

			820,875

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Telecommunications: 0.3%
$260,000	C	AT&T Wireless Services, Inc., 8.750%, due 03/01/31	$352,007
490,000	@@	Deutsche Telekom International Finance BV, 8.750%, due 06/15/30	634,510
410,000	@@, +, C	France Telecom SA, 8.500%, due 03/01/31	551,145
185,000	C	Sprint Capital Corp., 8.750%, due 03/15/32	248,830
60,000	@@, C	Telecom Italia Capital SA, 4.000%, due 11/15/08	58,585
1,430,000	@@, #, C	Telecom Italia Capital SA, 4.000%, due 01/15/10	1,374,437

			3,219,514

		Textiles: 0.0%
192,000	C	Mohawk Industries, Inc., 7.200%, due 04/15/12	213,621

			213,621

		Transportation: 0.1%
250,000		FedEx Corp., 2.650%, due 04/01/07	243,043
585,000		Union Pacific Corp., 6.625%, due 02/01/08	609,605

			852,648

		Total Corporate Bonds/Notes
		(Cost $60,130,381)	60,565,876

U.S. Treasury Obligations: 8.5%
		U.S. Treasury Notes: 6.5%
7,270,000		1.625%, due 02/28/06	7,206,678
31,975,000		1.875%, due 01/31/06	31,787,659
23,375,000		4.250%, due 08/15/13	23,301,977
6,500,000		4.750%, due 11/15/08	6,606,392
2,130,000		5.625%, due 02/15/06	2,144,062
2,695,000		5.750%, due 08/15/10	2,875,123

			73,921,891

		U.S. Treasury Bonds: 1.5%
475,000		5.500%, due 08/15/28	533,856
610,000		6.125%, due 08/15/29	742,842
1,325,000		6.250%, due 05/15/30	1,645,641
950,000		6.375%, due 08/15/27	1,177,555
1,600,000		7.625%, due 02/15/25	2,209,313
3,325,000		8.125%, due 08/15/21	4,638,116
1,925,000		8.750%, due 08/15/20	2,786,665
2,200,000		9.000%, due 11/15/18	3,170,235

			16,904,223

		U.S. Treasury STRIP: 0.5%
2,700,000		0.000%, due 02/15/25	1,095,989
8,125,000		0.000%, due 05/15/25	3,241,266
3,375,000		0.000%, due 02/15/27	1,253,411

			5,590,666

		Total U.S. Treasury Obligations
		(Cost $96,369,491)	96,416,780

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

Asset-Backed Securities: 1.5%
		Automobile Asset Backed Securities: 1.0%
$1,175,000	C	Capital Auto Receivables Asset Trust, 4.050%, due 07/15/09	$1,166,600
900,000	C	Daimler Chrysler Auto Trust, 4.040%, due 09/08/09	893,821
425,000	C	Ford Credit Auto Owner Trust, 4.170%, due 01/15/09	423,020
1,175,000	C	Harley-Davidson Motorcycle Trust, 3.760%, due 12/17/12	1,156,578
825,000	C	Harley-Davidson Motorcycle Trust, 4.070%, due 02/15/12	816,381
1,000,000	C	Harley-Davidson Motorcycle Trust, 4.410%, due 06/15/12	997,221
325,000	C	Honda Auto Receivables Owner Trust, 3.930%, due 01/15/09	322,270
1,275,000	C	Merrill Auto Trust Securitization, 4.100%, due 08/25/09	1,265,687
1,300,000	C	Nissan Auto Receivables Owner Trust, 3.990%, due 07/15/09	1,289,808
500,000	C	USAA Auto Owner Trust, 3.160%, due 02/17/09	493,015
680,000	C	USAA Auto Owner Trust, 3.580%, due 02/15/11	668,721
1,000,000	C	USAA Auto Owner Trust, 3.900%, due 07/15/09	991,529
425,000	C	Volkswagen Auto Lease Trust, 3.820%, due 05/20/08	421,740
625,000	C	Wachovia Auto Owner Trust, 4.060%, due 09/21/09	620,542
400,000	C	World Omni Auto Receivables Trust, 3.290%, due 11/12/08	395,498

			11,922,431

		Credit Card Asset Backed Securities: 0.1%
1,200,000	C	MBNA Credit Card Master Note Trust, 2.700%, due 09/15/09	1,168,510

			1,168,510

		Other Asset Backed Securities: 0.4%
850,000	C	Caterpillar Financial Asset Trust, 3.900%, due 02/25/09	842,192
400,000	C	CIT Equipment Collateral, 3.500%, due 09/20/08	393,991
400,000	C	CNH Equipment Trust, 4.020%, due 04/15/09	396,873
1,525,000	C	CNH Equipment Trust, 4.330%, due 01/15/10	1,516,158
1,050,000	#, C	GE Equipment Small Ticket LLC, 4.380%, due 07/22/09	1,046,883

			4,196,097

		Total Asset-Backed Securities
		(Cost $17,410,604)	17,287,038

Other Bonds: 0.1%
		Foreign Government Bonds: 0.1%
1,000,000	@@	United Mexican States, 8.375%, due 01/14/11	1,152,500

		Total Other Bonds
		(Cost $1,150,085)	1,152,500

		Total Long-Term Investments
		(Cost $931,609,549)	997,993,851

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

Short-Term Investments 11.8%
		Federal Home Loan Bank: 11.8%
$133,300,000		3.000%, due 10/03/05		$133,266,675

		Total Federal Home Loan Bank
		(Cost $133,277,783)		133,266,675

		Total Short-Term Investments
		(Cost $133,277,783)		133,266,675

		Total Investments in Securities
		(Cost $1,064,887,332)*	99.8%	$1,131,260,526
		Other Assets and Liabilities, Net	0.2	2,496,881

		Net Assets	100.0%	$1,133,757,407

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date.
	*	Cost for federal income tax purposes is $1,067,534,907.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$78,922,306
		Gross Unrealized Depreciation		(15,196,687)

		Net Unrealized Appreciation		$63,725,619

Item 2. Controls and Procedures.
(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Partners, Inc

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 28, 2005

By	/s/ Todd Modic

Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 28, 2005